Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 18, 2022
Entity Registrant Name	dei_EntityRegistrantName	Innovator ETFs Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001415726
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 28, 2022
Document Effective Date	dei_DocumentEffectiveDate	Feb. 28, 2022
Innovator 20+ Year Treasury Bond 9 Buffer ETF - July
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TBJL
Risk/Return [Heading]	rr_RiskReturnHeading	Innovator 20+ Year Treasury Bond 9 Buffer ETF™ – July
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to provide investors with returns that match the price return of the iShares 20+ Year Treasury Bond ETF, up to the upside cap of 9.00% (prior to taking into account management fees and other fees) and 8.21% (after taking into account management fees) while providing a buffer against the first 9% (prior to taking into account management fees and other fees) and 8.21% (after taking into account management fees) of iShares 20+ Year Treasury Bond ETF losses, over the period from July 1, 2021 to June 30, 2022.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal year ended October 31, 2021, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

General Strategy Description. The Fund invests at least 80% of its net assets in FLexible EXchange® Options (“FLEX Options”) that reference the iShares 20+ Year Treasury Bond ETF (the “Underlying ETF”). FLEX Options are exchange-traded options contracts with uniquely customizable terms. Although guaranteed for settlement by the Options Clearing Corporation (the “OCC”), FLEX Options are still subject to counterparty risk with the OCC and may be less liquid than more traditional exchange-traded options. Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund.

In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price. The reference asset for all of the Fund’s FLEX Options is the Underlying ETF, an exchange-traded fund that seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities greater than 20 years. For more information on the Underlying ETF, please see the section of the prospectus entitled “Additional Information About the Fund’s Principal Investment Strategies.”

The pre-determined outcomes sought by the Fund, which include the buffer and cap discussed below (the “Outcomes”), are based upon the performance of the Underlying ETF’s share price over an approximately one-year period from July 1 through June 30 of the following year (the “Outcome Period”). The current Outcome Period is from July 1, 2021 through June 30, 2022. Upon conclusion of the Outcome Period, the Fund will receive the cash value of all the FLEX Options it held for the prior Outcome Period. It will then invest in a new series of FLEX Options with an expiration date in approximately one year, and a new Outcome Period will begin. The Outcomes may only be realized by investors who continuously hold Shares from the commencement of the Outcome Period until its conclusion. Investors who purchase Shares after the Outcome Period has begun or sell Shares prior to the Outcome Period’s conclusion may experience investment returns very different from those that the Fund seeks to provide.

The Fund’s strategy has been specifically designed to produce the Outcomes based upon the performance of the Underlying ETF’s share price (or its “price return”) over the duration of the Outcome Period. The Fund will not receive or benefit from any dividend payments made by the Underlying ETF. The Fund is not an appropriate investment for income-seeking investors. If the Underlying ETF’s share price increases over the duration of the Outcome Period, the Fund seeks to provide investors that hold Fund Shares for the entire Outcome Period with an increase in value that approximately matches the percentage increase experienced by the Underlying ETF’s share price over the duration of the Outcome Period, up to an upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in Fund Shares for the Outcome Period. Therefore, even though the Fund’s returns are based upon the performance of the Underlying ETF’s share price, if the Underlying ETF’s share price experiences returns for the Outcome Period in excess of the Cap, Fund shareholders will not participate in the excess returns.

The Cap is based upon prevailing market conditions at the time the Fund enters into the FLEX Options on the first day of the Outcome Period and will be further reduced by any shareholder transaction fees and any extraordinary expenses incurred by the Fund. For the current Outcome Period, the Cap is 9.00% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account for the Outcome Period, the Cap is 8.21%. The Cap will be further reduced by any shareholder transaction fees and any extraordinary expenses incurred by the Fund. For the purpose of this prospectus, “extraordinary expenses” are non-recurring expenses that may incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding and/or soliciting proxies for a meeting of Fund shareholders. Since the Cap is based upon prevailing market conditions at the beginning of an Outcome Period, the Cap will therefore rise or fall from one Outcome Period to the next.

As is discussed in further detail below, it is anticipated that during the Outcome Period the Fund’s NAV will not increase or decrease at the same rate as the Underlying ETF’s share price. The Fund’s NAV is based upon the value of its portfolio, which is primarily composed of FLEX Options. Although the value of the Underlying ETF’s share price is a significant component of the value of the Fund’s FLEX Options, the time remaining until those FLEX Options expire also affects their value. The Fund’s investment sub-adviser, Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”), generally anticipates that the Fund’s NAV will increase on days when the Underlying ETF’s share price increases and will decrease on days when the Underlying ETF’s share price decreases, but that the rate of such increase or decrease will be less than that experienced by the Underlying ETF.

The Sub-Adviser has constructed a portfolio principally composed of FLEX Options that reference the Underlying ETF that are each set to expire on the last day of the Outcome Period. The customizable nature of FLEX Options allows the Sub-Adviser to select the share price at which the Underlying ETF will be exercised at the expiration of each FLEX Option. This is commonly known as the “strike price.” At the commencement of the Outcome Period, the Sub-Adviser specifically selects the strike price for each FLEX Option such that when the FLEX Options are exercised on the final day of the Outcome Period, the Outcomes may be obtained, depending on the performance of the Underlying ETF’s share price over the duration of the Outcome Period.

The Fund seeks to generate returns that match the Underlying ETF, up to the Cap (discussed in detail below), while limiting downside losses. The two hypothetical graphical illustrations provided below are designed to illustrate the Outcomes that the Fund seeks to provide for investors who hold Fund Shares for the entirety of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period. The returns that the Fund seeks to provide do not include the costs associated with purchasing Fund Shares and certain expenses incurred by the Fund.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to provide over an Outcome Period, based upon the performance of the Underlying ETF from -100% to 100%. The table is provided for illustrative purposes and does not provide every possible performance scenario for Shares over the course of an Outcome Period. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period. The table is not intended to predict or project the performance of the FLEX Options or the Fund. Fund shareholders should not take this information as an assurance of the expected performance of the Underlying ETF or return on the Fund’s Shares. The actual overall performance of the Fund will vary with fluctuations in the value of the FLEX Options during the Outcome Period, among other factors. Please refer to the Fund’s website, www.innovatoretfs.com/tbjl, which provides updated information relating to this table on a daily basis throughout the Outcome Period.

Underlying ETF Performance	(100)%	(50)%	(20)%	(10)%	(5)%	0%	5%	10%	15%	20%	50%	100%
Fund Performance	(91)%	(41)%	(11)%	(1)%	0%	0%	5%	9.00%*	9.00%*	9.00%*	9.00%*	9.00%*

* The Cap is set on the first day of the Outcome Period and is 9.00% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Cap is 8.21%. The Fund’s annual management fee of 0.79% of the Fund’s average daily net assets, any shareholder transaction fees and any extraordinary expenses incurred by the Fund will have the effect of reducing the Cap and Buffer amounts for Fund shareholders.

Use of FLEX Options. The Outcomes may be achieved by purchasing and selling call and put FLEX Options to create layers within the Fund’s portfolio. To achieve these returns, the Fund may purchase a combination of call options (giving the Fund the right to receive the cash value of the Underlying ETF’s share price) and put options (giving the Fund the right to deliver the cash value of the Underlying ETF’s share price), while simultaneously selling call options (giving the Fund the obligation to deliver the cash value of the Underlying ETF’s share price) and put options (giving the Fund the obligation to receive the cash value of the Underlying ETF’s share price). Each of these FLEX Options has a specifically selected strike price. The effect created by a first layer of FLEX Options positions is that if the Underlying ETF’s share price has increased in value over the course of the Outcome Period, when the amount of cash the Fund receives and delivers pursuant to the terms of its positions is netted out, the Fund seeks to provide a gain that matches the gain experienced by the Underlying ETF. This gain is subject to the Cap, a maximum investment return level, which is discussed below.

A separate layer is designed to produce the Fund’s objective to provide returns that are buffered by up to 9% if the Underlying ETF’s share price experiences a loss during the course of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to provide buffered returns. The Buffer that the Fund seeks to provide is only operative against the first 9% of Underlying ETF losses for the Outcome Period. After the Underlying ETF’s share price has decreased in value by more than 9%, the Fund will experience all subsequent losses on a one-to-one basis. In seeking to achieve the Buffer, the Fund enters into FLEX Options positions that have a specifically selected strike price. The effect created by these positions is that if the Underlying ETF’s share price has decreased in value over the course of the Outcome Period, when the amount of cash the Fund receives and delivers pursuant to the terms of its positions is netted out, the Fund seeks to be returned the amount of its principal investment (if the Underlying ETF’s share price decreased in value by 9% or less) or experience a loss that is 9% less than the loss experienced by the Underlying ETF (if the Underlying ETF’s share price decreased in value by more than 9%).

Each of the FLEX Options purchased and sold throughout the Outcome Period are expected to have the same or similar terms (i.e., strike price and expiration) as the corresponding FLEX Options purchased and sold on the first day of the Outcome Period. A detailed explanation regarding the terms of the FLEX Options and the mechanics of the Fund’s strategy can be found in “Additional Information Regarding the Fund’s Principal Investment Strategies.”

The Outcome Period. The Outcomes sought by the Fund are based upon the Fund’s NAV at the outset of the Outcome Period. The Outcome Period begins on the day the FLEX Options are entered into and ends on the day they expire. Each FLEX Option’s value is ultimately derived from the performance of the Underlying ETF’s share price during that time. Because the terms of the FLEX Options don’t change, the Cap and Buffer both relate to the Fund’s NAV on the first day of the Outcome Period. A shareholder that purchases Shares after the commencement of the Outcome Period will likely have purchased Shares at a different NAV than the NAV on the first day of the Outcome Period (the NAV upon which the Outcomes are based) and may experience investment outcomes very different from those sought by the Fund. A shareholder that sells Shares prior to the end of the Outcome Period may also experience investment outcomes very different from those sought by the Fund. To achieve the Outcomes sought by the Fund for the Outcome Period, an investor must be holding Shares at the time that the Fund enters into the FLEX Options and on the day those FLEX Options expire. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes.

The Fund’s assets will be principally composed of FLEX Options, the value of which is derived from the performance of the underlying reference asset, the Underlying ETF’s share price. However, because a component of an option’s value is the number of days remaining until its expiration, during the Outcome Period, the Fund’s NAV will not directly correlate on a day-to-day basis with the returns experienced by the Underlying ETF. The Sub-Adviser generally anticipates that the Fund’s NAV will increase on days when the Underlying ETF’s share price increases and will decrease on days when the Underlying ETF’s share price decreases, but that the rate of such increase or decrease will be less than that experienced by the Underlying ETF. Similarly, the amount of time remaining until the end of the Outcome Period also affects the impact of the Buffer on the Fund’s NAV, which may not be in full effect prior to the end of the Outcome Period. The Fund’s strategy is designed to produce the Outcomes upon the expiration of the FLEX Options on the last day of the Outcome Period and it should not be expected that the Outcomes will be provided at any point prior to that time. Taken together, this means that at the midpoint of the Outcome Period, if the Underlying ETF’s share price has decreased by 9%, the Fund’s NAV can be expected to have decreased in value (because the Buffer is not yet in full effect), but by less than 9% (because the Fund’s NAV will not correlate one-to-one with the Underlying ETF and the Fund’s NAV tends not to participate fully in either Underlying ETF gains or losses).

Cap on Potential Upside Returns. Unlike other investment products, the potential upside return an investor can receive from an investment in Fund Shares over the Outcome Period is subject to the Cap. The Cap represents the maximum percentage return an investor can achieve from an investment in Fund Shares over the duration of the Outcome Period. Therefore, even though the Fund’s returns are based upon the performance of the Underlying ETF’s share price, if the Underlying ETF’s share price experiences returns for the Outcome Period in excess of the Cap, the Fund will not participate in excess returns. The Cap is determined on the first day of the Outcome Period and is 9.00% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account for the Outcome Period, the Cap is 8.21%. The Cap will be further reduced by any shareholder transaction fees and any extraordinary expenses incurred by the Fund. The Cap is also set forth on the Fund’s website at www.innovatoretfs.com/tbjl.

The Cap will change for each Outcome Period based upon prevailing market conditions at the beginning of the Outcome Period. The Cap, and the Fund’s position relative to it, should be considered before investing in the Fund. If an investor is considering purchasing Shares during the Outcome Period, and the Fund has already increased in value to a level near to the Cap, an investor purchasing Shares at that price has limited to no gains available for the remainder of the Outcome Period but remains vulnerable to significant downside risks. There is no guarantee that the Fund will successfully achieve its investment objective.

The Cap is a result of the design of the Fund’s principal investment strategy. In order to provide the Buffer, the Fund purchases a series of FLEX Options. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. However, the strategy is designed so that any premiums that the Fund is obligated to pay are offset by premiums it receives in connection with the selling of FLEX Options. On the first day of the Outcome Period when the Fund enters into its other FLEX Options positions, the portfolio managers will calculate the amount of premiums that the Fund will owe and will then go into the market and sell a FLEX Option with terms that entitle the Fund to receive a premium in an amount equal to the amount that the Fund would otherwise owe. The Cap is the strike price of that sold FLEX Option. The strike price is determined based upon prevailing market conditions at the time the Fund enters into the FLEX Options, most notably current interest rate levels, volatility in the Underlying ETF’s share price, and the relationship of put and calls on the underlying FLEX Options.

Buffer. The Buffer is only operative against the first 9% of Underlying ETF losses for the Outcome Period; however, there is no guarantee that the Fund will be successful in its attempt to provide buffered returns. After the Underlying ETF’s share price has decreased by more than 9%, the Fund will experience all subsequent losses on a one-to-one basis. The Buffer is provided prior to taking into account annual Fund management fees, transaction fees and any extraordinary expenses incurred by the Fund. These fees and any expenses will have the effect of reducing the Buffer amount for Fund shareholders for an Outcome Period. When the Fund’s annual management fee equal to 0.79% of the Fund’s daily net assets is taken into account, the net Buffer for an Outcome Period is 8.21%. The Fund’s strategy is designed to produce the Outcomes upon the expiration of its FLEX Options investments on the last day of the Outcome Period. It should not be expected that the Outcomes, including the net effect of the Fund’s annual management fee on the Cap and Buffer, will be provided at any point prior to the last day of the Outcome Period. If an investor is considering purchasing Shares during the Outcome Period, and the Fund has already decreased in value by an amount equal to or greater than 9%, an investor purchasing Shares at that price will have increased gains available prior to reaching the Cap but may not benefit from the Buffer that the Fund seeks to offer for the remainder of the Outcome Period. Conversely, if an investor is considering purchasing Shares during the Outcome Period, and the Fund has already increased in value, then a shareholder may experience losses prior to gaining the protection offered by the Buffer, which is not guaranteed. A shareholder that purchases Shares at the beginning of the Outcome Period may lose their entire investment. While the Fund seeks to limit losses to 91% for shareholders who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. Depending upon market conditions at the time of purchase, a shareholder that purchases Shares after the Outcome Period has begun may also lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses.

Fund Rebalance. The Fund is a continuous investment vehicle. It does not terminate and distribute its assets at the conclusion of each Outcome Period. On the termination date of an Outcome Period, the Sub-Adviser will invest in a new set of FLEX Options and another Outcome Period will commence.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will alert existing shareholders that an Outcome Period is approaching its conclusion and disclose the anticipated ranges for the Cap for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Cap (both gross and net of the unitary management fee) for the next Outcome Period. This information is available on the Fund’s website, www.innovatoretfs.com/tbjl, which also provides information relating to the Outcomes, including the Fund’s position relative to the Cap, of an investment in the Fund on a daily basis.

The Fund’s website, www.innovatoretfs.com/tbjl, provides information relating to the Outcomes, including the Fund’s position relative to the Cap and Buffer, of an investment in the Fund on a daily basis.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved.

Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to provide buffer protection against Underlying ETF losses if the Underlying ETF’s share price decreases by 9% or less over the duration of the Outcome Period. A shareholder may lose their entire investment. The Fund’s strategy seeks to deliver returns that match those of the Underlying ETF (up to the Cap), while limiting downside losses, if Shares are held at the time at which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, the Buffer that the Fund seeks to provide may not be available. The Fund does not provide principal protection or non-principal protection, and an investor may experience significant losses on its investment, including the loss of its entire investment.

Capped Upside Return Risk. The Fund’s strategy seeks to provide returns that are subject to the Cap. In the event that the Underlying ETF experiences gains in excess of the Cap for the Outcome Period, the Fund will not participate in those gains beyond the Cap. The Fund’s strategy seeks to deliver returns that match those of the Underlying ETF (up to the Cap), while limiting downside losses, if Shares are held at the time at which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, there may be little or no ability for that investor to experience an investment gain on their Shares.

FLEX Options Risk. The Fund will utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. In connection with the creation and redemption of Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Fund at prices that reflect the market price of the Shares, the Fund’s net asset value (“NAV”) and, in turn the share price of the Fund, could be negatively impacted.

The Fund may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options held by the Fund are exercisable at the strike price on their expiration date. As a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the Underlying ETF. However, prior to such date, the value of the FLEX Options does not increase or decrease at the same rate as the Underlying ETF’s share price on a day-to-day basis (although they generally move in the same direction). The value of the FLEX Options held by the Fund will be determined based on market quotations or other recognized pricing methods. The value of the underlying FLEX Options will be affected by, among others, changes in the Underlying ETF’s share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF and the remaining time to until the FLEX Options expire.

Options Risk. The use of option contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, changes in interest or currency exchange rates, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. There may at times be an imperfect correlation between the movement in values option contracts and the reference asset, and there may at times not be a liquid secondary market for certain option contracts.

Clearing Member Default Risk. Transactions in some types of derivatives, including FLEX Options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for FLEX Options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Outcome Period Risk. The Fund’s investment strategy is designed to deliver returns that match those of the Underlying ETF’s share price if Shares are held from the time the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, the returns realized by the investor will not match those that the Fund seeks to provide.

Underlying ETF Risk. Because the value of the FLEX Options held by the Fund are based on the value of the Underlying ETF, the Fund’s investment performance largely depends on the investment performance and associated risks of the Underlying ETF. The Underlying ETF is subject to many of the same structural risks as the Fund that are described in more detail herein, such as Authorized Participant Concentration Risk, Fluctuation of Net Asset Value Risk, Market Maker Risk, Market Risk, Operational Risk and Trading Issues Risk. However, the risks of investing in an ETF also include the risks associated with the underlying investments held by the ETF. As such, the Fund may be subject to the following risks as a result of its exposure to the Underlying ETF through its usage of FLEX Options:

Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of such security may decline because of concerns about the issuer’s ability to make such payments.

Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Underlying ETF may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

Income Risk. The income of the Underlying ETF could decline due to falling market interest rates. This is because, in a falling interest rate environment, the Underlying ETF generally will have to invest the proceeds from sales of its shares, as well as the proceeds from maturing portfolio securities, or portfolio securities that have been called, in lower-yielding securities.

Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities in the Underlying ETF’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. The Underlying ETF may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

Liquidity Risk. The Underlying ETF may hold certain investments that may be subject to restrictions on resale, trade over-the-counter or in limited volume, or lack an active trading market. Accordingly, the Underlying ETF may not be able to sell or close out of such investments at favorable times or prices (or at all), or at the prices approximating those at which the Underlying ETF currently values them. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value.

U.S. Government Securities Risk. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity. While securities issued or guaranteed by U.S. federal government agencies (such as Ginnie Mae) are backed by the full faith and credit of the U.S. Department of the Treasury, securities issued by government sponsored entities (such as Fannie Mae and Freddie Mac) are solely the obligation of the issuer and generally do not carry any guarantee from the U.S. government.

U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury obligations to decline.

Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. As a FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the Underlying ETF. However, prior to the expiration date, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying ETF. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options include interest rate changes and implied volatility levels of the Underlying ETF, among others. The value of the FLEX Options held by the Fund typically do not increase or decrease at the same level as the Underlying ETF’s share price on a day-to-day basis due to these factors (although they generally move in the same direction).

Investment Objective Risk. Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy or (iv) adverse tax law changes affecting the treatment of FLEX Options.

Upside Participation Risk. There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with a total return that matches the increase of the Underlying ETF over the Outcome Period, subject to a maximum return imposed by the Cap. In the event an investor purchases Shares after the FLEX Options were entered into or does not stay invested in the Fund for the entirety of the Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Cap Change Risk. A new Cap is established at the beginning of each Outcome Period and is dependent on prevailing market conditions. As such, the Cap may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of FLEX Options or other assets may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Liquidity Risk. In the event that trading in the underlying FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities, including certain non-customized options. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options becomes more difficult and the judgment of the Fund’s investment adviser (employing the fair value procedures adopted by the Board of Trustees of the Trust (the “Board”)) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the calculation of the Cap, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and its investment adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and in greater than normal intra-day bid-ask spreads for Shares.

Trading Issues Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Shares trade on the Exchange at market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem “Creation Units” (large blocks of a specified number of Shares), Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting.

Counterparty Risk. Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. Counterparty risk may arise because of the counterparty’s financial condition, market activities, or for other reasons. The Fund may be unable to recover its investment from the counterparty or may obtain a limited and/or delayed recovery. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

Fluctuation of Net Asset Value Risk. The Fund’s Shares trade on the Exchange at their market price rather than their NAV. The market price may be at, above or below the Fund’s NAV. Differences in market price and NAV may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV.

Cash Transactions Risk. The Fund may effectuate all or a portion of its creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions only on an in-kind basis. ETFs are able to make in-kind redemptions to avoid being taxed on gains on the distributed portfolio securities at the fund level. A fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the fund will generally cause such fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities only in-kind. The Fund intends to distribute gains that arise by virtue of creations and redemptions being effectuated in cash to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than if they had made an investment in another ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of Fund Shares than for ETFs that distribute portfolio securities in-kind. The Fund’s use of cash for creations and redemptions could also result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective.

Cyber Security Risk. As the use of Internet technology has become more prevalent in the course of business, the investment industry has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code. However, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Code. If, in any year, the Fund fails to qualify as a RIC under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain options on an ETF may not qualify as “Section 1256 contracts” under Section 1256 of the Code, and disposition of such options will likely result in short-term capital gains or losses. The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund could lose its own status as a RIC. In the event that a shareholder purchases Shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV as well as the average annual Fund returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compare to those of a broad-based market index. Although the Outcomes the Fund seeks to provide are based upon the performance of the Underlying ETF, the returns of the I.C.E. US Treasury 20+ Year Index® Total Return Index have been provided in accordance with the requirements of Form N-1A of the 1940 Act. The Fund’s performance information is accessible on the Fund’s website at www.innovatoretfs.com.

The Fund’s highest quarterly return was 5.93% (quarter ended June 30, 2021) and the Fund’s lowest quarterly return was (7.56)% (quarter ended March 31, 2021).

Average Annual Total Return as of December 31, 2021

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.innovatoretfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2021
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2021
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.56%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Innovator 20+ Year Treasury Bond 9 Buffer ETF - July | Innovator 20+ Year Treasury Bond 9 Buffer ETF - July
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.79%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.79%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 81
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	252
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	439
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 978
1 Year	rr_AverageAnnualReturnYear01	0.13%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.95%)
Innovator 20+ Year Treasury Bond 9 Buffer ETF - July | Innovator 20+ Year Treasury Bond 9 Buffer ETF - July | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.13%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.95%)
Innovator 20+ Year Treasury Bond 9 Buffer ETF - July | Innovator 20+ Year Treasury Bond 9 Buffer ETF - July | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.08%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.72%)
Innovator 20+ Year Treasury Bond 9 Buffer ETF - July | Innovator 20+ Year Treasury Bond 9 Buffer ETF - July | I C E U S Treasury 20 Year Index Total Return Index [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(4.34%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.39%)
Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TFJL
Risk/Return [Heading]	rr_RiskReturnHeading	Innovator 20+ Year Treasury Bond 5 Floor ETF™ – Quarterly
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to provide investors with returns that match the price return of the iShares 20+ Year Treasury Bond ETF, up to the upside cap of 4.98% (prior to taking into account management fees and other fees) and 4.78% (after taking into account management fees) while providing a maximum loss of 5% (prior to taking into account management fees and other fees) and 5.20% (after taking into account management fees) of iShares 20+ Year Treasury Bond ETF losses, over the period from January 1, 2022 through March 31, 2022.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal year ended October 31, 2021, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

General Strategy Description. The Fund invests at least 80% of its net assets in FLexible EXchange® Options (“FLEX Options”) that reference the iShares 20+ Year Treasury Bond ETF (the “Underlying ETF”). FLEX Options are exchange-traded options contracts with uniquely customizable terms. Although guaranteed for settlement by the Options Clearing Corporation (the “OCC”), FLEX Options are still subject to counterparty risk with the OCC and may be less liquid than more traditional exchange-traded options. Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund.

In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price. The reference asset for all of the Fund’s FLEX Options is the Underlying ETF, an exchange-traded fund that seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities greater than 20 years. For more information on the Underlying ETF, please see the section of the prospectus entitled “Additional Information About the Fund’s Principal Investment Strategies.”

The pre-determined outcomes sought by the Fund, which include the Floor and Cap discussed below (the “Outcomes”), are based upon the performance of the Underlying ETF’s share price over a three-month period (the “Outcome Period”). The current Outcome Period is from January 1, 2022 through March 31, 2022. Following the Outcome Period, each successive Outcome Period will begin on the day the prior Outcome Period concludes and will end in three months. These dates correspond to the date on which the Fund entered into the FLEX Options comprising its portfolio and the date on which those FLEX Options expire. Upon the conclusion of the Outcome Period, the Fund will receive the cash value of all the FLEX Options it held for the prior Outcome Period. It will then invest in a new series of FLEX Options with an expiration date in approximately three months, and a new Outcome Period will begin. The Outcomes may only be realized by investors who continuously hold Shares from the commencement of the Outcome Period until its conclusion. Investors who purchase Shares after the Outcome Period has begun or sell Shares prior to the Outcome Period’s conclusion may experience investment returns very different from those that the Fund seeks to provide. In addition, because the Fund is designed to achieve Outcomes that change for each three-month Outcome Period, the Outcomes that are achieved by the Fund for a three-month Outcome Period will be different than the Outcomes achieved by the Fund over multiple Outcome Periods, or on an annualized basis. Similarly, investors holding Shares over multiple Outcome Periods will experience different investment results than holding a fund that has a longer Outcome Period (e.g., one year).

The Fund’s strategy has been specifically designed to produce the Outcomes based upon the performance of the Underlying ETF’s share price (or its “price return”) over the duration of the Outcome Period. The Fund will not receive or benefit from any dividend payments made by the Underlying ETF. The Fund is not an appropriate investment for income-seeking investors. If the Underlying ETF’s share price increases over the duration of the Outcome Period, the Fund seeks to provide investors that hold Fund Shares for the entire Outcome Period with an increase in value that approximately matches the percentage increase experienced by the Underlying ETF’s share price over the duration of the Outcome Period, up to an upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in Fund Shares for the Outcome Period. Therefore, even though the Fund’s returns are based upon the performance of the Underlying ETF’s share price, if the Underlying ETF’s share price experiences returns for the Outcome Period in excess of the Cap, Fund shareholders will not participate in the excess returns.

The Cap is based upon prevailing market conditions at the time the Fund enters into the FLEX Options on the first day of the Outcome Period and will be further reduced by any shareholder transaction fees and any extraordinary expenses incurred by the Fund. For the current Outcome Period, the Cap is 4.98% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account for the Outcome Period, the Cap is 4.78%. The Cap will be further reduced by any shareholder transaction fees and any extraordinary expenses incurred by the Fund. For the purpose of this prospectus, “extraordinary expenses” are non-recurring expenses that may incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding and/or soliciting proxies for a meeting of Fund shareholders. Since the Cap is based upon prevailing market conditions at the beginning of an Outcome Period, the Cap will therefore rise or fall from one Outcome Period to the next.

As is discussed in further detail below, it is anticipated that during the Outcome Period the Fund’s NAV will not increase or decrease at the same rate as the Underlying ETF’s share price. The Fund’s NAV is based upon the value of its portfolio, which is primarily composed of FLEX Options. Although the value of the Underlying ETF’s share price is a significant component of the value of the Fund’s FLEX Options, the time remaining until those FLEX Options expire also affects their value. The Fund’s investment sub-adviser, Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”), generally anticipates that the Fund’s NAV will increase on days when the Underlying ETF’s share price increases and will decrease on days when the Underlying ETF’s share price decreases, but that the rate of such increase or decrease will be less than that experienced by the Underlying ETF.

The Sub-Adviser has constructed a portfolio principally composed of FLEX Options that reference the Underlying ETF that are each set to expire on the last day of the Outcome Period. The customizable nature of FLEX Options allows the Sub-Adviser to select the share price at which the Underlying ETF will be exercised at the expiration of each FLEX Option. This is commonly known as the “strike price.” At the commencement of the Outcome Period, the Sub-Adviser specifically selects the strike price for each FLEX Option such that when the FLEX Options are exercised on the final day of the Outcome Period, the Outcomes may be obtained, depending on the performance of the Underlying ETF’s share price over the duration of the Outcome Period.

The Fund seeks to generate returns that match the Underlying ETF, up to the Cap (discussed in detail below), while limiting downside losses. The two hypothetical graphical illustrations provided below are designed to illustrate the Outcomes that the Fund seeks to provide for investors who hold Fund Shares for the entirety of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period. The returns that the Fund seeks to provide do not include the costs associated with purchasing Fund Shares and certain expenses incurred by the Fund.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to provide over an Outcome Period, based upon the performance of the Underlying ETF from -100% to 100%. The table is provided for illustrative purposes and does not provide every possible performance scenario for Shares over the course of an Outcome Period. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period. The table is not intended to predict or project the performance of the FLEX Options or the Fund. Fund shareholders should not take this information as an assurance of the expected performance of the Underlying ETF or return on the Fund’s Shares. The actual overall performance of the Fund will vary with fluctuations in the value of the FLEX Options during the Outcome Period, among other factors. Please refer to the Fund’s website, www.innovatoretfs.com/tfjl, which provides updated information relating to this table on a daily basis throughout the Outcome Period.

Underlying ETF Performance	(100)%	(50)%	(20)%	(10)%	(5)%	0%	5%	10%	15%	20%	50%	100%
Fund Performance	(5)%	(5)%	(5)%	(5)%	(5)%	0%	4.98%*	4.98%*	4.98%*	4.98%*	4.98%*	4.98%*

* The Cap is set on the first day of the Outcome Period and is 4.98% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account for the Outcome Period, the Cap is 4.78%. The Fund’s annual management fee of 0.79% of the Fund’s average daily net assets, any shareholder transaction fees and any extraordinary expenses incurred by the Fund will have the effect of reducing the Cap and Floor amounts for Fund shareholders.

Use of FLEX Options. The Outcomes may be achieved by purchasing and selling call and put FLEX Options to create layers within the Fund’s portfolio. To achieve these returns, the Fund may purchase a combination of call options (giving the Fund the right to receive the cash value of the Underlying ETF’s share price) and put options (giving the Fund the right to deliver the cash value of the Underlying ETF’s share price), while simultaneously selling call options (giving the Fund the obligation to deliver the cash value of the Underlying ETF’s share price) and put options (giving the Fund the obligation to receive the cash value of the Underlying ETF’s share price). Each of these FLEX Options has a specifically selected strike price. The effect created by a first layer of FLEX Options positions is that if the Underlying ETF’s share price has increased in value over the course of the Outcome Period, when the amount of cash the Fund receives and delivers pursuant to the terms of its positions is netted out, the Fund seeks to provide a gain that matches the gain experienced by the Underlying ETF. This gain is subject to the Cap, a maximum investment return level, which is discussed below.

A separate layer is designed to produce the Fund’s objective to provide a maximum loss of 5% if the Underlying ETF’s share price experiences a decrease in value of greater than 5% over the duration of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to provide a maximum loss. In seeking to achieve the Floor, the Fund enters into a FLEX Option position that has a specifically selected strike price. The effect created by this position is that if the Underlying ETF’s share price decreases by less than 5% over the duration of the Outcome Period, the Fund will experience a decrease in value that approximately matches the decrease in value experienced by the Underlying ETF’s share price.

Each of the FLEX Options purchased and sold throughout the Outcome Period are expected to have the same or similar terms (i.e., strike price and expiration) as the corresponding FLEX Options purchased and sold on the first day of the Outcome Period. A detailed explanation regarding the terms of the FLEX Options and the mechanics of the Fund’s strategy can be found in “Additional Information Regarding the Fund’s Principal Investment Strategies.”

The Outcome Period. The Outcomes sought by the Fund are based upon the Fund’s NAV at the outset of the Outcome Period. The Outcome Period begins on the day the FLEX Options are entered into and ends on the day they expire. Each FLEX Option’s value is ultimately derived from the performance of the Underlying ETF’s share price during that time. Because the terms of the FLEX Options don’t change, the Cap and Floor both relate to the Fund’s NAV on the first day of the Outcome Period. A shareholder that purchases Shares after the commencement of the Outcome Period will likely have purchased Shares at a different NAV than the NAV on the first day of the Outcome Period (the NAV upon which the Outcomes are based) and may experience investment outcomes very different from those sought by the Fund. A shareholder that sells Shares prior to the end of the Outcome Period may also experience investment outcomes very different from those sought by the Fund. To achieve the Outcomes sought by the Fund for the Outcome Period, an investor must be holding Shares at the time that the Fund enters into the FLEX Options and on the day those FLEX Options expire. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes.

The Fund’s assets will be principally composed of FLEX Options, the value of which is derived from the performance of the underlying reference asset, the Underlying ETF’s share price. However, because a component of an option’s value is the number of days remaining until its expiration, during the Outcome Period, the Fund’s NAV will not directly correlate on a day-to-day basis with the returns experienced by the Underlying ETF. The Sub-Adviser generally anticipates that the Fund’s NAV will increase on days when the Underlying ETF’s share price increases and will decrease on days when the Underlying ETF’s share price decreases, but that the rate of such increase or decrease will be less than that experienced by the Underlying ETF. Similarly, the amount of time remaining until the end of the Outcome Period also affects the impact of the Floor on the Fund’s NAV, which may not be in full effect prior to the end of the Outcome Period. The Fund’s strategy is designed to produce the Outcomes upon the expiration of the FLEX Options on the last day of the Outcome Period and it should not be expected that the Outcomes will be provided at any point prior to that time. Taken together, this means that at the midpoint of the Outcome Period, if the Underlying ETF’s share price has decreased by 5%, the Fund’s NAV can be expected to have decreased in value (because the Floor is not yet in full effect), but by less than 5% (because the Fund’s NAV will not correlate one-to-one with the Underlying ETF and the Fund’s NAV tends not to participate fully in either Underlying ETF gains or losses).

Cap on Potential Upside Returns. Unlike other investment products, the potential upside return an investor can receive from an investment in Fund Shares over the Outcome Period is subject to the Cap. The Cap represents the maximum percentage return an investor can achieve from an investment in Fund Shares over the duration of the Outcome Period. Therefore, even though the Fund’s returns are based upon the performance of the Underlying ETF’s share price, if the Underlying ETF’s share price experiences returns for the Outcome Period in excess of the Cap, the Fund will not participate in excess returns. The Cap is determined on the first day of the Outcome Period and is 4.98% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account for the Outcome Period, the Cap is 4.78%. The Cap will be further reduced by any shareholder transaction fees and any extraordinary expenses incurred by the Fund. The Cap is also set forth on the Fund’s website at www.innovatoretfs.com/tfjl.

The Cap will change for each Outcome Period based upon prevailing market conditions at the beginning of the Outcome Period. The Cap, and the Fund’s position relative to it, should be considered before investing in the Fund. If an investor is considering purchasing Shares during the Outcome Period, and the Fund has already increased in value to a level near to the Cap, an investor purchasing Shares at that price has limited to no gains available for the remainder of the Outcome Period but remains vulnerable to significant downside risks. There is no guarantee that the Fund will successfully achieve its investment objective.

The Cap is a result of the design of the Fund’s principal investment strategy. In order to provide the Floor, the Fund purchases a series of FLEX Options. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. However, the strategy is designed so that any premiums that the Fund is obligated to pay are offset by premiums it receives in connection with the selling of FLEX Options. On the first day of the Outcome Period when the Fund enters into its other FLEX Options positions, the portfolio managers will calculate the amount of premiums that the Fund will owe and will then go into the market and sell a FLEX Option with terms that entitle the Fund to receive a premium in an amount equal to the amount that the Fund would otherwise owe. The Cap is the strike price of that sold FLEX Option. The strike price is determined based upon prevailing market conditions at the time the Fund enters into the FLEX Options, most notably current interest rate levels, volatility in the Underlying ETF’s share price, and the relationship of put and calls on the underlying FLEX Options.

Floor. The Floor is only operative against Underlying ETF share price losses exceeding 5% over the duration of the Outcome Period; however, there is no guarantee that the Fund will be successful in its attempt to provide the Floor. After the Underlying ETF’s share price has decreased by more than 5%, the put option purchased by the Fund is designed to prevent all subsequent losses. The Floor is provided prior to taking into account annual Fund management fees equal to 0.79% of the Fund’s daily net assets, transaction fees and any extraordinary expenses incurred by the Fund. The Fund’s annual management fee of 0.79% of the Fund’s average daily net assets, any shareholder transaction fees and any extraordinary expenses incurred by the Fund will have the effect of extending the maximum losses incurred to the Floor for Fund shareholders. When the Fund’s annual management fee equal to 0.79% of the Fund’s daily net assets is taken into account for the Outcome Period, the net Floor for an Outcome Period is 5.20%. The Floor will be further reduced by any shareholder transaction fees and any extraordinary expenses incurred by the Fund. If an investor is considering purchasing Shares during the Outcome Period, and the Fund has already increased in value, then a shareholder may experience losses prior to gaining the protection offered by the Floor, which is not guaranteed. A shareholder that purchases Shares at the beginning of the Outcome Period may lose their entire investment. While the Fund seeks to limit losses to 5% for shareholders who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. Depending upon market conditions at the time of purchase, a shareholder that purchases Shares after the Outcome Period has begun may also lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses.

Fund Rebalance. The Fund is a continuous investment vehicle. It does not terminate and distribute its assets at the conclusion of each Outcome Period. On the termination date of an Outcome Period, the Sub-Adviser will invest in a new set of FLEX Options and another Outcome Period will commence.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will alert existing shareholders that an Outcome Period is approaching its conclusion and disclose the anticipated ranges for the Cap for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Cap (both gross and net of the unitary management fee) for the next Outcome Period. This information is available on the Fund’s website, www.innovatoretfs.com/tfjl, which also provides information relating to the Outcomes, including the Fund’s position relative to the Cap, of an investment in the Fund on a daily basis.

The Fund’s website, www.innovatoretfs.com/tfjl, provides information relating to the Outcomes, including the Fund’s position relative to the Cap and Floor, of an investment in the Fund on a daily basis.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved.

Floor Risk. There can be no guarantee that the Fund will be successful in its strategy to provide a maximum loss of 5% over the duration of the Outcome Period. The Fund does not provide principal protection or non-principal protection, and an investor may experience significant losses on its investment, including the loss of its entire investment. The Fund’s strategy seeks to deliver returns that match those of the Underlying ETF, while preventing downside losses in excess of the Floor, if Shares are bought on the day on which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of each Outcome Period. In the event an investor purchases Shares after the date on which the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, the Floor that the Fund seeks to provide may not be available.

Capped Upside Return Risk. The Fund’s strategy seeks to provide returns that are subject to the Cap. In the event that the Underlying ETF experiences gains in excess of the Cap for the Outcome Period, the Fund will not participate in those gains beyond the Cap. The Fund’s strategy seeks to deliver returns that match those of the Underlying ETF (up to the Cap), while limiting downside losses, if Shares are held at the time at which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, there may be little or no ability for that investor to experience an investment gain on their Shares. In addition, because the Fund is designed to achieve Outcomes that change for each three-month Outcome Period, the Outcomes that are achieved by the Fund for a three-month Outcome Period will be different than the Outcomes achieved by the Fund over multiple Outcome Periods, or on an annualized basis. Similarly, investors holding Shares over multiple Outcome Periods will experience different investment results than holding a fund that has a longer Outcome Period (e.g., one year).

FLEX Options Risk. The Fund will utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. In connection with the creation and redemption of Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Fund at prices that reflect the market price of the Shares, the Fund’s net asset value (“NAV”) and, in turn the share price of the Fund, could be negatively impacted.

The Fund may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options held by the Fund are exercisable at the strike price on their expiration date. As a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the Underlying ETF. However, prior to such date, the value of the FLEX Options does not increase or decrease at the same rate as the Underlying ETF’s share price on a day-to-day basis (although they generally move in the same direction). The value of the FLEX Options held by the Fund will be determined based on market quotations or other recognized pricing methods. The value of the underlying FLEX Options will be affected by, among others, changes in the Underlying ETF’s share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF and the remaining time to until the FLEX Options expire.

Options Risk. The use of option contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, changes in interest or currency exchange rates, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. There may at times be an imperfect correlation between the movement in values option contracts and the reference asset, and there may at times not be a liquid secondary market for certain option contracts.

Clearing Member Default Risk. Transactions in some types of derivatives, including FLEX Options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for FLEX Options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Outcome Period Risk. The Fund’s investment strategy is designed to deliver returns that match those of the Underlying ETF’s share price if Shares are held from the time the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, the returns realized by the investor will not match those that the Fund seeks to provide.

Underlying ETF Risk. Because the value of the FLEX Options held by the Fund are based on the value of the Underlying ETF, the Fund’s investment performance largely depends on the investment performance and associated risks of the Underlying ETF. The Underlying ETF is subject to many of the same structural risks as the Fund that are described in more detail herein, such as Authorized Participant Concentration Risk, Fluctuation of Net Asset Value Risk, Market Maker Risk, Market Risk, Operational Risk and Trading Issues Risk. However, the risks of investing in an ETF also include the risks associated with the underlying investments held by the ETF. As such, the Fund may be subject to the following risks as a result of its exposure to the Underlying ETF through its usage of FLEX Options:

Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of such security may decline because of concerns about the issuer’s ability to make such payments.

Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Underlying ETF may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

Income Risk. The income of the Underlying ETF could decline due to falling market interest rates. This is because, in a falling interest rate environment, the Underlying ETF generally will have to invest the proceeds from sales of its shares, as well as the proceeds from maturing portfolio securities, or portfolio securities that have been called, in lower-yielding securities.

Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities in the Underlying ETF’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. The Underlying ETF may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

Liquidity Risk. The Underlying ETF may hold certain investments that may be subject to restrictions on resale, trade over-the-counter or in limited volume, or lack an active trading market. Accordingly, the Underlying ETF may not be able to sell or close out of such investments at favorable times or prices (or at all), or at the prices approximating those at which the Underlying ETF currently values them. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value.

U.S. Government Securities Risk. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity. While securities issued or guaranteed by U.S. federal government agencies (such as Ginnie Mae) are backed by the full faith and credit of the U.S. Department of the Treasury, securities issued by government sponsored entities (such as Fannie Mae and Freddie Mac) are solely the obligation of the issuer and generally do not carry any guarantee from the U.S. government.

U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury obligations to decline.

Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. As a FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the Underlying ETF. However, prior to the expiration date, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying ETF. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options include interest rate changes and implied volatility levels of the Underlying ETF, among others. The value of the FLEX Options held by the Fund typically do not increase or decrease at the same level as the Underlying ETF’s share price on a day-to-day basis due to these factors (although they generally move in the same direction).

Investment Objective Risk. Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy or (iv) adverse tax law changes affecting the treatment of FLEX Options.

Upside Participation Risk. There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with a total return that matches the increase of the Underlying ETF over the Outcome Period, subject to a maximum return imposed by the Cap. In the event an investor purchases Shares after the FLEX Options were entered into or does not stay invested in the Fund for the entirety of the Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Cap Change Risk. A new Cap is established at the beginning of each Outcome Period and is dependent on prevailing market conditions. As such, the Cap may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of FLEX Options or other assets may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Liquidity Risk. In the event that trading in the underlying FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities, including certain non-customized options. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options becomes more difficult and the judgment of the Fund’s investment adviser (employing the fair value procedures adopted by the Board of Trustees of the Trust (the “Board”)) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the calculation of the Cap, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and its investment adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and in greater than normal intra-day bid-ask spreads for Shares.

Trading Issues Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Shares trade on the Exchange at market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem “Creation Units” (large blocks of a specified number of Shares), Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting.

Counterparty Risk. Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. Counterparty risk may arise because of the counterparty’s financial condition, market activities, or for other reasons. The Fund may be unable to recover its investment from the counterparty or may obtain a limited and/or delayed recovery. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

Fluctuation of Net Asset Value Risk. The Fund’s Shares trade on the Exchange at their market price rather than their NAV. The market price may be at, above or below the Fund’s NAV. Differences in market price and NAV may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV.

Cash Transactions Risk. The Fund may effectuate all or a portion of its creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions only on an in-kind basis. ETFs are able to make in-kind redemptions to avoid being taxed on gains on the distributed portfolio securities at the fund level. A fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the fund will generally cause such fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities only in-kind. The Fund intends to distribute gains that arise by virtue of creations and redemptions being effectuated in cash to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than if they had made an investment in another ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of Fund Shares than for ETFs that distribute portfolio securities in-kind. The Fund’s use of cash for creations and redemptions could also result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective.

Cyber Security Risk. As the use of Internet technology has become more prevalent in the course of business, the investment industry has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code. However, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Code. If, in any year, the Fund fails to qualify as a RIC under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain options on an ETF may not qualify as “Section 1256 contracts” under Section 1256 of the Code, and disposition of such options will likely result in short-term capital gains or losses. The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund could lose its own status as a RIC. In the event that a shareholder purchases Shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV as well as the average annual Fund returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compare to those of a broad-based market index. Although the Outcomes the Fund seeks to provide are based upon the performance of the Underlying ETF, the returns of the I.C.E. US Treasury 20+ Year Index® Total Return Index have been provided in accordance with the requirements of Form N-1A of the 1940 Act. The Fund’s performance information is accessible on the Fund’s website at www.innovatoretfs.com.

The Fund’s highest quarterly return was 2.53% (quarter ended December 31, 2021) and the Fund’s lowest quarterly return was (3.37)% (quarter ended March 31, 2021).

Average Annual Total Return as of December 31, 2021

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.innovatoretfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2021
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.53%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2021
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.37%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly | Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.79%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.79%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 81
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	252
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	439
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 978
1 Year	rr_AverageAnnualReturnYear01	(1.53%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.63%)
Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly | Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(1.53%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.63%)
Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly | Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(0.90%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.00%)
Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly | Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly | I C E U S Treasury 20 Year Index Total Return Index [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(4.34%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.39%)
Innovator Defined Wealth Shield ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BALT
Risk/Return [Heading]	rr_RiskReturnHeading	Innovator Defined Wealth Shield ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks capital appreciation with a measure of downside protection by providing investors with returns that match the price return of the SPDR® S&P 500® ETF Trust, up to the upside cap of 0.90% (prior to taking into account management fees and other Fund operating expenses) and 0.72% (after taking into account management fees) while seeking to provide a buffer against the first 20% (prior to taking into account management fees and other Fund operating expenses) and 19.82% (after taking into account management fees) of SPDR® S&P 500® ETF Trust losses, over the period from January 1, 2022 to March 31, 2022.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal period ended October 31, 2021, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock
(1)	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

General Strategy Description. The Fund invests at least 80% of its net assets in FLexible EXchange® Options (“FLEX Options”) that reference the SPDR® S&P 500® ETF Trust (the “Underlying ETF”). FLEX Options are exchange-traded options contracts with uniquely customizable terms. Although guaranteed for settlement by the Options Clearing Corporation (the “OCC”), FLEX Options are still subject to counterparty risk with the OCC and may be less liquid than more traditional exchange-traded options. Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund.

In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price. The reference asset for all of the Fund’s FLEX Options is the Underlying ETF, an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index, which is a market capitalization weighted index of the 500 largest U.S. public companies. The Underlying ETF invests in equity securities of companies, including companies with large capitalizations. To the extent the Underlying ETF concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. Through its use of FLEX Options on the Underlying ETF, the Fund has significant exposure to companies in the information technology sector. For more information on the Underlying ETF, please see the section of the prospectus entitled “Additional Information About the Fund’s Principal Investment Strategies.”

The pre-determined outcomes sought by the Fund, which include the buffer and cap discussed below (the “Outcomes”), are based upon the performance of the Underlying ETF’s share price over an approximately three-month period (the “Outcome Period”). The current Outcome Period is from January 1, 2022 through March 31, 2022. Following the Outcome Period, each successive Outcome Period will begin on the day the prior Outcome Period concludes and will end in three months. Upon conclusion of the Outcome Period, the Fund will receive the cash value of all the FLEX Options it held for the prior Outcome Period. It will then invest in a new series of FLEX Options with an expiration date in three months, and a new Outcome Period will begin. The Outcomes may only be realized by investors who continuously hold Shares from the commencement of the Outcome Period until its conclusion. Investors who purchase Shares after the Outcome Period has begun or sell Shares prior to the Outcome Period’s conclusion may experience investment returns very different from those that the Fund seeks to provide.

The Fund’s strategy has been specifically designed to produce the Outcomes based upon the performance of the Underlying ETF’s share price (or its “price return”) over the duration of the Outcome Period. The Fund will not receive or benefit from any dividend payments made by the Underlying ETF. The Fund is not an appropriate investment for income-seeking investors. The amount of the buffer that the Fund ultimately provides for an Outcome Period is determined based upon prevailing market conditions at the beginning of an Outcome Period and, while targeting 20%, is expected to be set within a range from 15% to 20% for each Outcome Period (with such amount set for each Outcome Period hereinafter referred to as, the “Buffer”), although there is no guarantee a particular Buffer will be within the range for a particular Outcome Period. As a result, it is likely that the Buffer will change from Outcome Period to Outcome Period. There is no guarantee that the Fund will provide the Buffer. If the Underlying ETF’s share price increases over the duration of the Outcome Period, the Fund seeks to provide investors that hold Fund Shares for the entire Outcome Period with an increase in value that approximately matches the percentage increase experienced by the Underlying ETF’s share price over the duration of the Outcome Period, up to an upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in Fund Shares for the Outcome Period. Therefore, even though the Fund’s returns are based upon the performance of the Underlying ETF’s share price, if the Underlying ETF’s share price experiences returns for the Outcome Period in excess of the Cap, Fund shareholders will not participate in the excess returns.

The Cap and the Buffer are based upon prevailing market conditions at the time the Fund enters into the FLEX Options on the first day of the Outcome Period. As a result, the Cap and Buffer may rise or fall from one Outcome Period to the next. For the current Outcome Period, the Cap is 0.90% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.69% of the Fund’s average daily net assets is taken into account for the Outcome Period, the Cap is 0.72%. For the current Outcome Period, the Buffer is 20% of Underlying ETF losses prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual management fee of 0.69% of the Fund’s average daily net assets is taken into account for the Outcome Period, the Buffer is 19.82% of Underlying ETF losses. The Cap and the Buffer will be further reduced by any shareholder transaction fees and any extraordinary expenses incurred by the Fund. For the purpose of this prospectus, “extraordinary expenses” are non-recurring expenses that may be incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding and/or soliciting proxies for a meeting of Fund shareholders.

As is discussed in further detail below, it is anticipated that during the Outcome Period the Fund’s NAV will not increase or decrease at the same rate as the Underlying ETF’s share price. The Fund’s NAV is based upon the value of its portfolio, which is primarily composed of FLEX Options. Although the value of the Underlying ETF’s share price is a significant component of the value of the Fund’s FLEX Options, the time remaining until those FLEX Options expire also affects their value. The Fund’s investment sub-adviser, Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”), generally anticipates that the Fund’s NAV will increase on days when the Underlying ETF’s share price increases and will decrease on days when the Underlying ETF’s share price decreases, but that the rate of such increase or decrease will be less than that experienced by the Underlying ETF.

The Sub-Adviser has constructed a portfolio principally composed of FLEX Options that reference the Underlying ETF that are each set to expire on the last day of the Outcome Period. The customizable nature of FLEX Options allows the Sub-Adviser to select the share price at which the Underlying ETF will be exercised at the expiration of each FLEX Option. This is commonly known as the “strike price.” At the commencement of the Outcome Period, the Sub-Adviser specifically selects the strike price for each FLEX Option such that when the FLEX Options are exercised on the final day of the Outcome Period, the Outcomes may be obtained, depending on the performance of the Underlying ETF’s share price over the duration of the Outcome Period.

The Fund’s “Defined Wealth Shield” investment strategy seeks to buffer losses over the course of the Outcome Period while simultaneously generating returns that match the Underlying ETF, up to the Cap (discussed in detail below), while limiting downside losses. The hypothetical graphical illustration provided below is designed to illustrate the Outcomes that the Fund seeks to provide for investors who hold Fund Shares for the entirety of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period. The returns that the Fund seeks to provide do not include the costs associated with purchasing Fund Shares and certain expenses incurred by the Fund.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to provide over an Outcome Period, based upon the performance of the Underlying ETF from -100% to 100%. The table is provided for illustrative purposes and does not provide every possible performance scenario for Shares over the course of an Outcome Period.  There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period. The table is not intended to predict or project the performance of the FLEX Options or the Fund. Fund shareholders should not take this information as an assurance of the expected performance of the Underlying ETF or return on the Fund’s Shares. The actual overall performance of the Fund will vary with fluctuations in the value of the FLEX Options during the Outcome Period, among other factors. Please refer to the Fund’s website, www.innovatoretfs.com/balt, which provides updated information relating to this table on a daily basis throughout the Outcome Period.

Underlying ETF Performance	(100)%	(50)%	(20)%	(10)%	(5)%	0%	5%	10%	15%	20%	50%	100%
Fund Performance	(80)%*	(30)%*	0%	0%	0%	0%	0.90%*	0.90%*	0.90%*	0.90%*	0.90%*	0.90%*

* The Cap and the Buffer are set on the first day of the Outcome Period. The Cap is 0.90% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.69% of the Fund’s average daily net assets is taken into account for the Outcome Period, the Cap is 0.72%. The Buffer is 20% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.69% of the Fund’s average daily net assets is taken into account for the Outcome Period, the Buffer is 19.82%. The Fund’s annual management fee of 0.69% of the Fund’s average daily net assets, any shareholder transaction fees and any extraordinary expenses incurred by the Fund will have the effect of reducing the Cap and Buffer amounts for Fund shareholders.

Use of FLEX Options. The Outcomes may be achieved by purchasing and selling call and put FLEX Options to create layers within the Fund’s portfolio. To achieve these returns, the Fund may purchase a combination of call options (giving the Fund the right to receive the cash value of the Underlying ETF’s share price) and put options (giving the Fund the right to deliver the cash value of the Underlying ETF’s share price), while simultaneously selling call options (giving the Fund the obligation to deliver the cash value of the Underlying ETF’s share price) and put options (giving the Fund the obligation to receive the cash value of the Underlying ETF’s share price). Each of these FLEX Options has a specifically selected strike price. The effect created by a first layer of FLEX Options positions is that if the Underlying ETF’s share price has increased in value over the course of the Outcome Period, when the amount of cash the Fund receives and delivers pursuant to the terms of its positions is netted out, the Fund seeks to provide a gain that matches the gain experienced by the Underlying ETF. This gain is subject to the Cap, a maximum investment return level, which is discussed below.

A separate layer is designed to produce the Fund’s objective to provide shareholders that hold Fund Shares for the entire Outcome Period with the Buffer if the Underlying ETF’s share price experiences a loss during the course of the Outcome Period, prior to taking into account any fees or expenses charged to shareholders. The amount of the Buffer that the Fund seeks to provide is determined based upon prevailing market conditions at the beginning of the Outcome Period and may change from Outcome Period to Outcome Period. After the Underlying ETF’s share price has decreased in value by more than the Buffer, the Fund will experience all subsequent losses on a one-to-one basis. There is no guarantee that the Fund will be successful in its attempt to provide buffered returns. In seeking to achieve the Buffer, the Fund enters into FLEX Options positions that have a specifically selected strike price. The effect created by these positions is that if the Underlying ETF’s share price has decreased in value over the course of the Outcome Period, when the amount of cash the Fund receives and delivers pursuant to the terms of its positions is netted out, the Fund seeks to be returned the amount of its principal investment (if the Underlying ETF’s share price decreased by an amount less than or equal to the Buffer) or experience a loss that is equal to the amount of the Underlying ETF loss minus the amount of the Buffer, prior to taking into account any fees or expenses charged to shareholders.

Each of the FLEX Options purchased and sold throughout the Outcome Period are expected to have the same or similar terms (i.e., strike price and expiration) as the corresponding FLEX Options purchased and sold on the first day of the Outcome Period. A detailed explanation regarding the terms of the FLEX Options and the mechanics of the Fund’s strategy can be found in “Additional Information Regarding the Fund’s Principal Investment Strategies.”

The Outcome Period. The Outcomes sought by the Fund are based upon the Fund’s NAV at the outset of the Outcome Period. The Outcome Period begins on the day the FLEX Options are entered into and ends on the day they expire. Each FLEX Option’s value is ultimately derived from the performance of the Underlying ETF’s share price during that time. Because the terms of the FLEX Options don’t change, the Cap and Buffer both relate to the Fund’s NAV on the first day of the Outcome Period. A shareholder that purchases Shares after the commencement of the Outcome Period will likely have purchased Shares at a different NAV than the NAV on the first day of the Outcome Period (the NAV upon which the Outcomes are based) and may experience investment outcomes very different from those sought by the Fund. A shareholder that sells Shares prior to the end of the Outcome Period may also experience investment outcomes very different from those sought by the Fund. To achieve the Outcomes sought by the Fund for the Outcome Period, an investor must be holding Shares at the time that the Fund enters into the FLEX Options and on the day those FLEX Options expire. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes.

The Fund’s assets will be principally composed of FLEX Options, the value of which is derived from the performance of the underlying reference asset, the Underlying ETF’s share price. However, because a component of an option’s value is the number of days remaining until its expiration, during the Outcome Period, the Fund’s NAV will not directly correlate on a day-to-day basis with the returns experienced by the Underlying ETF. The Sub-Adviser generally anticipates that the Fund’s NAV will increase on days when the Underlying ETF’s share price increases and will decrease on days when the Underlying ETF’s share price decreases, but that the rate of such increase or decrease will be less than that experienced by the Underlying ETF. Similarly, the amount of time remaining until the end of the Outcome Period also affects the impact of the Buffer on the Fund’s NAV, which may not be in full effect prior to the end of the Outcome Period. The Fund’s strategy is designed to produce the Outcomes upon the expiration of the FLEX Options on the last day of the Outcome Period and it should not be expected that the Outcomes will be provided at any point prior to that time. Taken together, this means that at the midpoint of an Outcome Period, if the Underlying ETF’s share price has decreased by the amount of the Buffer, the Fund’s NAV can be expected to have decreased in value (because the Buffer is not yet in full effect), but by an amount less than the Buffer (because the Fund’s NAV will not correlate one-to-one with the Underlying ETF and the Fund’s NAV tends not to participate fully in either Underlying ETF gains or losses).

Cap on Potential Upside Returns. Unlike other investment products, the potential upside return an investor can receive from an investment in Fund Shares over the Outcome Period is subject to the Cap. The Cap represents the maximum percentage return an investor can achieve from an investment in Fund Shares over the duration of the Outcome Period. Therefore, even though the Fund’s returns are based upon the performance of the Underlying ETF’s share price, if the Underlying ETF’s share price experiences returns for the Outcome Period in excess of the Cap, the Fund will not participate in excess returns. The Cap is determined on the first day of the Outcome Period and is 0.90% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.69% of the Fund’s average daily net assets is taken into account for the Outcome Period, the Cap is 0.72%. The Cap will be further reduced by any shareholder transaction fees and any extraordinary expenses incurred by the Fund. The Cap is also set forth on the Fund’s website at www.innovatoretfs.com/balt.

The Cap will change for each Outcome Period based upon prevailing market conditions at the beginning of the Outcome Period. The Cap, and the Fund’s position relative to it, should be considered before investing in the Fund. If an investor is considering purchasing Shares during the Outcome Period, and the Fund has already increased in value to a level near to the Cap, an investor purchasing Shares at that price has limited to no gains available for the remainder of the Outcome Period but remains vulnerable to significant downside risks. There is no guarantee that the Fund will successfully achieve its investment objective

The Cap is a result of the design of the Fund’s principal investment strategy. In order to provide the Buffer, the Fund purchases a series of FLEX Options. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. However, the strategy is designed so that any premiums that the Fund is obligated to pay are offset by premiums it receives in connection with the selling of FLEX Options. On the first day of the Outcome Period when the Fund enters into its other FLEX Options positions, the portfolio managers will calculate the amount of premiums that the Fund will owe and will then go into the market and sell a FLEX Option with terms that entitle the Fund to receive a premium in an amount equal to the amount that the Fund would otherwise owe. The Cap is the strike price of that sold FLEX Option. The strike price is determined based upon prevailing market conditions at the time the Fund enters into the FLEX Options, most notably current interest rate levels, volatility in the Underlying ETF’s share price, and the relationship of put and calls on the underlying FLEX Options.

Buffer. The Fund seeks to provide shareholders that hold Fund Shares for the entire Outcome Period with a buffer against Underlying ETF losses during the Outcome Period. The amount of the Buffer that the Fund ultimately provides for an Outcome Period is determined based upon prevailing market conditions at the beginning of an Outcome Period and is a set percentage established at the commencement of each Outcome Period. The Buffer is expected to be set within a range from 15% to 20% of Underlying ETF losses for the Outcome Period, although there is no guarantee a particular Buffer will be within the range for a particular Outcome Period. As a result, the Buffer may change from one Outcome Period to the next. There is no guarantee that the Fund will be successful in its attempt to provide buffered returns. After the Underlying ETF’s share price has decreased by more than the Buffer, the Fund will experience all subsequent losses on a one-to-one basis. The Buffer is provided prior to taking into account annual Fund management fees, transaction fees and any extraordinary expenses incurred by the Fund. These fees and any expenses will have the effect of reducing the Buffer amount for Fund shareholders for an Outcome Period. The Buffer for the current Outcome Period is 20%, prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.69% of the Fund’s average daily net assets is taken into account for the Outcome Period, the Buffer is 19.82%. The Fund’s strategy is designed to produce the Outcomes upon the expiration of its FLEX Options investments on the last day of the Outcome Period. It should not be expected that the Outcomes, including the net effect of the Fund’s annual management fee on the Cap and Buffer, will be provided at any point prior to the last day of the Outcome Period. If an investor is considering purchasing Shares during the Outcome Period, and the Fund has already decreased in value by an amount equal to or greater than the Buffer, an investor purchasing Shares at that price will have increased gains available prior to reaching the Cap but may not benefit from the Buffer that the Fund seeks to offer for the remainder of the Outcome Period. Conversely, if an investor is considering purchasing Shares during the Outcome Period, and the Fund has already increased in value, then a shareholder may experience losses prior to gaining the protection offered by the Buffer, which is not guaranteed. A shareholder that purchases Shares at the beginning of the Outcome Period may lose their entire investment. While the Fund seeks to limit losses to approximately the losses of the Underlying ETF minus the Buffer (if losses are greater than the Buffer) for shareholders who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. Depending upon market conditions at the time of purchase, a shareholder that purchases Shares after the Outcome Period has begun may also lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses.

Fund Rebalance. The Fund is a continuous investment vehicle. It does not terminate and distribute its assets at the conclusion of each Outcome Period. On the termination date of an Outcome Period, the Sub-Adviser will invest in a new set of FLEX Options and another Outcome Period will commence.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will alert existing shareholders that an Outcome Period is approaching its conclusion and disclose the anticipated ranges for the Cap and Buffer for the next Outcome Period.  Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Cap and Buffer (both gross and net of the unitary management fee) for the next Outcome Period.  This information is available on the Fund’s website, www.innovatoretfs.com/balt, which also provides information relating to the Outcomes, including the Fund’s position relative to the Cap, of an investment in the Fund on a daily basis.

The Fund’s website, www.innovatoretfs.com/balt, provides information relating to the Outcomes, including the Fund’s position relative to the Cap and Buffer, of an investment in the Fund on a daily basis.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved.

Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to provide buffer protection against Underlying ETF losses if the Underlying ETF’s share price decreases by less than the Buffer over the duration of the Outcome Period. A shareholder may lose their entire investment. The Fund’s strategy seeks to deliver returns that match those of the Underlying ETF (up to the Cap), while limiting downside losses, if Shares are held at the time at which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, the Buffer that the Fund seeks to provide may not be available. The Fund does not provide principal protection or non-principal protection, and an investor may experience significant losses on its investment, including the loss of its entire investment. Although the Fund seeks to provide the Buffer, there is no guarantee it will be successful in doing so. Because the Buffer that the Fund seeks to provide may change from one Outcome Period to the next, an investor may not receive the same Buffer across multiple Outcome Periods.

Capped Upside Return Risk. The Fund’s strategy seeks to provide returns that are subject to the Cap. In the event that the Underlying ETF experiences gains in excess of the Cap for the Outcome Period, the Fund will not participate in those gains beyond the Cap. The Fund’s strategy seeks to deliver returns that match those of the Underlying ETF (up to the Cap), while limiting downside losses, if Shares are held at the time at which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, there may be little or no ability for that investor to experience an investment gain on their Shares. Due to the size of the Buffer over each quarterly Outcome Period, the Fund expects its Cap to be lower relative to other “defined outcome products” with an annual outcome period and/or a lower buffer.

FLEX Options Risk. The Fund will utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. In connection with the creation and redemption of Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Fund at prices that reflect the market price of the Shares, the Fund’s net asset value (“NAV”) and, in turn the share price of the Fund, could be negatively impacted.

The Fund may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options held by the Fund are exercisable at the strike price on their expiration date. As a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the Underlying ETF. However, prior to such date, the value of the FLEX Options does not increase or decrease at the same rate as the Underlying ETF’s share price on a day-to-day basis (although they generally move in the same direction). The value of the FLEX Options held by the Fund will be determined based on market quotations or other recognized pricing methods. The value of the underlying FLEX Options will be affected by, among others, changes in the Underlying ETF’s share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF and the remaining time to until the FLEX Options expire.

Options Risk. The use of option contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, changes in interest or currency exchange rates, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. There may at times be an imperfect correlation between the movement in values option contracts and the reference asset, and there may at times not be a liquid secondary market for certain option contracts.

Clearing Member Default Risk. Transactions in some types of derivatives, including FLEX Options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for FLEX Options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Outcome Period Risk. The Fund’s investment strategy is designed to deliver returns that match those of the Underlying ETF’s share price if Shares are held from the time the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, the returns realized by the investor will not match those that the Fund seeks to provide.

Underlying ETF Risk. Because the value of the FLEX Options held by the Fund are based on the value of the Underlying ETF, the Fund’s investment performance largely depends on the investment performance and associated risks of the Underlying ETF. The Underlying ETF is subject to many of the same structural risks as the Fund that are described in more detail herein, such as Authorized Participant Concentration Risk, Fluctuation of Net Asset Value Risk, Market Maker Risk, Market Risk, Operational Risk and Trading Issues Risk. However, the risks of investing in an ETF also include the risks associated with the underlying investments held by the ETF. As such, the Fund may be subject to the following risks as a result of its exposure to the Underlying ETF through its usage of FLEX Options:

Equity Securities Risk. The Underlying ETF invests in equity securities, and therefore the Fund has exposure to the equity securities markets due to its investment in FLEX Options that reference the Underlying ETF. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates. The value of shares will fluctuate with changes in the value of the equity securities the Underlying ETF invests in.

Information Technology Companies Risk. The Underlying ETF invests significantly in information technology companies, which results in the Fund having significant exposure to such companies through its exposure to the Underlying ETF by virtue of its usage of FLEX Options. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

Large Capitalization Companies Risk. The Underlying ETF invests in the securities of large capitalization companies, which results in the Fund having significant exposure to such companies through its exposure to the Underlying ETF by virtue of its usage of FLEX Options. Large capitalization companies may grow at a slower rate and be less able to adapt to changing market conditions than smaller capitalization companies. Thus, the return on investment in securities of large capitalization companies may be less than the return on investment in securities of small and/or mid capitalization companies. The performance of large capitalization companies also tends to trail the overall market during different market cycles.

Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. As a FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the Underlying ETF. However, prior to the expiration date, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying ETF. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options include interest rate changes and implied volatility levels of the Underlying ETF, among others. The value of the FLEX Options held by the Fund typically do not increase or decrease at the same level as the Underlying ETF’s share price on a day-to-day basis due to these factors (although they generally move in the same direction).

Investment Objective Risk. Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy or (iv) adverse tax law changes affecting the treatment of FLEX Options.

Upside Participation Risk. There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with a total return that matches the increase of the Underlying ETF over the Outcome Period, subject to a maximum return imposed by the Cap. In the event an investor purchases Shares after the FLEX Options were entered into or does not stay invested in the Fund for the entirety of the Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve. The Fund is subject to a Cap which may be lower relative to other “defined outcome products” and, as a result, any positive investment returns delivered by the Fund may be lower in comparison to such products and to that of the Underlying ETF.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Cap Change Risk. A new Cap is established at the beginning of each Outcome Period and is dependent on prevailing market conditions. As such, the Cap may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.

Buffer Change Risk. The amount of the Buffer is a set percentage established at the beginning of each Outcome Period and is determined based upon the prevailing market conditions at that time. The Fund seeks to provide a Buffer against Underlying ETF losses for each Outcome Period and is expected to be set within a range from 15% to 20% for each Outcome Period, although there is no guarantee that the final Buffer set for an Outcome Period will be within this range. The Buffer may rise or fall from one Outcome Period to the next and is unlikely to remain the same from Outcome Period to Outcome Period. Furthermore, the Buffer may be established at the lower end or below the expected 15-20% range for numerous or consecutive Outcome Periods, which would provide the potential for less protection against Underlying ETF losses than if higher Buffers were established during those Outcome Periods.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of FLEX Options or other assets may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Liquidity Risk. In the event that trading in the underlying FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities, including certain non-customized options. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options becomes more difficult and the judgment of the Fund’s investment adviser (employing the fair value procedures adopted by the Board of Trustees of the Trust (the “Board”)) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the calculation of the Cap, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and its investment adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and in greater than normal intra-day bid-ask spreads for Shares.

Trading Issues Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Shares trade on the Exchange at market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem “Creation Units” (large blocks of a specified number of Shares), Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting.

Counterparty Risk. Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. Counterparty risk may arise because of the counterparty’s financial condition, market activities, or for other reasons. The Fund may be unable to recover its investment from the counterparty or may obtain a limited and/or delayed recovery. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

Fluctuation of Net Asset Value Risk. The Fund’s Shares trade on the Exchange at their market price rather than their NAV. The market price may be at, above or below the Fund’s NAV. Differences in market price and NAV may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV.

Cash Transactions Risk. The Fund may effectuate all or a portion of its creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions only on an in-kind basis. ETFs are able to make in-kind redemptions to avoid being taxed on gains on the distributed portfolio securities at the fund level. A fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the fund will generally cause such fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities only in-kind. The Fund intends to distribute gains that arise by virtue of creations and redemptions being effectuated in cash to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than if they had made an investment in another ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of Fund Shares than for ETFs that distribute portfolio securities in-kind. The Fund’s use of cash for creations and redemptions could also result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective.

Cyber Security Risk. As the use of Internet technology has become more prevalent in the course of business, the investment industry has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code. However, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Code. If, in any year, the Fund fails to qualify as a RIC under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain options on an ETF may not qualify as “Section 1256 contracts” under Section 1256 of the Code, and disposition of such options will likely result in short-term capital gains or losses. The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund could lose its own status as a RIC. In the event that a shareholder purchases Shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

As of the date of this prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its performance information. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.innovatoretfs.com and will provide some indication of the risks of investing in the Fund.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.innovatoretfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As of the date of this prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its performance information.
Innovator Defined Wealth Shield ETF | Innovator Defined Wealth Shield ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.69%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.69%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 70
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 221
Innovator Double Stacker 9 Buffer ETF - January
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DBJA
Risk/Return [Heading]	rr_RiskReturnHeading	Innovator Double Stacker 9 Buffer ETF™ – January
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to provide investors with returns that match those of the SPDR® S&P 500® ETF Trust, up to the upside cap of 5.29% (prior to taking into account management fees and other fees) and 4.89% (after taking into account management fees) while providing a buffer against the first 9% (prior to taking into account management fees and other fees) and 8.21% (after taking into account management fees) of SPDR® S&P 500® ETF Trust losses, over the period from January 1, 2022 to December 31, 2022. The Fund also seeks to provide investors with any positive returns of the Invesco QQQ TrustSM, Series 1, up to the upside cap of 5.29% (prior to taking into account management fees and other fees) and 4.89% (after taking into account management fees) over the period from January 1, 2022 to December 31, 2022.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal period ended October 31, 2021, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

General Strategy Description. The Fund will invest substantially all of its assets in a portfolio of FLexible EXchange® Options (“FLEX Options”) that reference both the SPDR® S&P 500® ETF Trust (“S&P 500 ETF”) and the Invesco QQQ TrustSM, Series 1 (the “QQQ ETF,” and together with the S&P 500 ETF, the “Underlying ETFs”). Each Underlying ETF is an exchange-traded fund registered under the Investment Company Act of 1940 (the “1940 Act”). The S&P 500 ETF seeks to track the investment results of the S&P 500 Index, a large-cap, market-weighted, U.S. equities index that tracks the performance of 500 leading companies in leading industries. The QQQ ETF seeks to track the investment results of the NASDAQ-100 Index, a modified market capitalization-weighted index composed of the 100 largest (by market capitalization) domestic and international non-financial companies listed on the NASDAQ Stock Market, LLC. To the extent the Underlying ETFs concentrate (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. Through its use of FLEX Options on the Underlying ETFs, the Fund has significant exposure to information technology companies.

Additional information about the Underlying ETFs is set forth in the section entitled “Additional Information Regarding the Fund’s Principal Investment Strategies.” Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund.

In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price. FLEX Options are exchange-traded options contracts with uniquely customizable terms. Although guaranteed for settlement by the Options Clearing Corporation (the “OCC”), FLEX Options are still subject to counterparty risk with the OCC and may be less liquid than more traditional exchange-traded options. Each of the FLEX Options purchased and sold throughout the Outcome Period will have the same terms (i.e., strike price and expiration) as the corresponding FLEX Options purchased and sold at the outset of the Outcome Period. A detailed explanation regarding the terms of the FLEX Options and the mechanics of the Fund’s strategy can be found below and in the section entitled “Additional Information About the Fund’s Principal Investment Strategies.”

The pre-determined outcomes sought by the Fund, which includes the upside return caps discussed below (the “Outcomes”), are based upon the performance of each Underlying ETF’s share price over successive approximately one-year periods (each, an “Outcome Period”). The start and end dates of an Outcome Period correspond to the date on which the Fund entered into the FLEX Options comprising its portfolio and the date on which those FLEX Options expire. Upon the conclusion of the Outcome Period, the Fund will receive the cash value of all the FLEX Options it held for the prior Outcome Period. It will then invest in a new series of FLEX Options with an expiration date in approximately one year, and a new Outcome Period will begin. The current Outcome Period is from January 1, 2022 through December 31, 2022. Each subsequent Outcome Period is expected to begin on the first day of January and conclude on the last day of December. The Outcomes may only be realized by investors who continuously hold Shares from the commencement of the Outcome Period until its conclusion. Investors who purchase Shares after the Outcome Period has begun, or sell Shares prior to the Outcome Period’s conclusion, may experience investment returns very different from those that the Fund seeks to provide.

The Outcomes. The Fund seeks to provide returns based upon the price performance of the S&P 500 ETF, up to a cap on upside returns and subject to a buffer, over the duration of the Outcome Period (the “S&P 500 ETF Returns”). The Fund also seeks to supplement the S&P 500 ETF Returns with any gains experienced by the QQQ ETF, up to a cap on upside returns, over the duration of the Outcome Period (the “QQQ ETF Returns”). The Fund seeks to experience performance over the duration of the Outcome Period equal to the sum of the S&P 500 ETF Returns and the QQQ ETF Returns. There is no guarantee that the Fund will successfully provide the Outcomes.

S&P 500 ETF Returns. If the S&P 500 ETF’s share price increases in value over the duration of the Outcome Period, the Fund seeks to experience an increase in value that approximately matches the increase experienced by the S&P 500 ETF, subject to an upside return cap discussed in greater detail below. If the S&P 500 ETF’s share price decreases in value over the duration of the Outcome Period, the Fund seeks to experience a decrease in value that approximately matches the decrease experienced by the S&P 500 ETF, subject to a buffer against of up to 9% of S&P 500 ETF losses (the “Buffer”). The Fund will participate in all S&P 500 ETF losses of greater than 9% on a one-to-one basis.

QQQ ETF Returns. If the QQQ ETF’s share price increases in value over the duration of the Outcome Period, the Fund seeks to experience an increase in value that approximately matches the increase experienced by the QQQ ETF, subject to an upside return cap discussed in greater detail below. The Fund’s net asset value (“NAV”) will not participate in any decreases in value experienced by the QQQ ETF when measured from the beginning to the end of the Outcome Period.

If the QQQ ETF’s share price decreases in value over the course of an entire Outcome Period, the Fund’s overall performance will be approximately the S&P 500 ETF Return for the Outcome Period. For an investor that purchases Fund Shares during an Outcome Period after the QQQ ETF has increased in value, in the event that the QQQ ETF’s share price was to subsequently decrease in value after an increase in its respective value, that decrease would also be reflected in the Fund’s NAV.

The hypothetical graphical illustration provided below is designed to illustrate the Outcomes based upon the hypothetical performances of the Underlying ETFs for a shareholder that holds Fund Shares for the entirety of the Outcome Period. Additional hypothetical graphical representations of the Outcomes are provided in “Additional Information Regarding the Fund’s Principal Investment Strategies.” There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period. The returns that the Fund seeks to provide do not include the costs associated with purchasing Fund Shares and certain expenses incurred by the Fund.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to provide over an Outcome Period, based upon the performance of the S&P 500 ETF from -100% to 100% and using corresponding examples of performance of the other Underlying ETF.  The table is provided for illustrative purposes and does not provide every possible performance scenario for Shares over the course of an Outcome Period.  There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period. The performance examples of the QQQ ETF that correspond to each hypothetical S&P 500 ETF performance example are also hypothetical and are provided solely as illustrations of the Fund’s performance when the two Underlying ETFs perform at various levels over an Outcome Period and does not purport to be representative of how each Underlying ETF will in fact perform in relation to each other. There is no guarantee that the Fund will be successful in its attempt to provide buffered returns. The table is not intended to predict or project the performance of the Underlying ETFs, FLEX Options or the Fund. Fund shareholders should not take this information as an assurance of the expected performance of any of the Underlying ETFs or return on the Fund’s Shares. The actual overall performance of the Fund will vary with fluctuations in the value of the FLEX Options during the Outcome Period, among other factors. Please refer to the Fund’s website, www.innovatoretfs.com/dbja, which provides updated information relating to this table on a daily basis throughout the Outcome Period.

Double Stacker 9 Buffer – January 10.58% Cumulative Fund Cap (5.29% Underlying ETF Caps)

SPY Price Performance	(100)%	(50)%	(20)%	(10)%	(5)%	0%	5%	10%	15%	20%	50%	100%
QQQ Price Performance	(100)%	(60)%	(35)%	(15)%	(15)%	5%	15%	15%	30%	35%	60%	100%
Innovator Double Stacker 9 Buffer ETF™ – January Performance[1]	(91)%	(41)%	(11)%	(1)%	0%	5%	10.29%	10.58%*	10.58%*	10.58%*	10.58%*	10.58%*
SPY Leg Performance[2]	(91)%	(41)%	(11)%	(1)%	0%	0%	5%	5.29%	5.29%	5.29%	5.29%	5.29%
QQQ Leg Performance[2]	0%	0%	0%	0%	0%	5%	5.29%	5.29%	5.29%	5.29%	5.29%	5.29%
*

The Cumulative Fund Cap is set on the first day of the Outcome Period and is 10.58% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Cumulative Fund Cap is 9.79%. The Fund’s annual management fee of 0.79% of the Fund’s average daily net assets, any shareholder transaction fees and any extraordinary expenses incurred by the Fund will have the effect of reducing the Cap and Buffer amounts for Fund shareholders.

[1]

The performance of the Fund over the Outcome Period is the result of the Fund providing returns that match the S&P 500 ETF and any gains experienced by the QQQ ETF. However, the Fund will not participate in any losses experienced by the QQQ ETF over the duration of an Outcome Period. For example, if hypothetically the S&P 500 ETF’s share price decreases by 10% and the QQQ ETF’s share price decreases by 15% over the duration of an Outcome Period, the Fund will participate in the losses of the S&P 500 ETF, but not the losses of the QQQ ETF, which would result in a net Fund loss of 1% over the duration of the Outcome Period after taking into consideration the Buffer.

[2]	The “Leg Performance” represents the change in the performance of the Fund for an Outcome Period that is a result of the Underlying ETF’s performance for such Outcome Period.

The Outcome Period. The Outcomes sought by the Fund are based upon the Fund’s NAV on the first day of the Outcome Period. The Outcome Period begins on the day the FLEX Options are entered into and ends on the day they expire. Each FLEX Option’s value is ultimately derived from the performance of the applicable Underlying ETF over the duration of the Outcome Period. Because the terms of the FLEX Options don’t change, the Buffer relates to the Fund’s NAV on the first day of the Outcome Period. A shareholder that purchases Shares after the commencement of the Outcome Period will likely have purchased Shares at a different NAV than the NAV on the first day of the Outcome Period (the NAV upon which the Outcomes are based) and may experience investment outcomes very different from those sought by the Fund. A shareholder that sells Shares prior to the end of the Outcome Period may also experience investment outcomes very different from those sought by the Fund. To achieve the Outcomes sought by the Fund for the Outcome Period, an investor must be holding Shares on the day that the Fund enters into the FLEX Options and on the day those FLEX Options expire. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes.

The Fund’s assets will be principally composed of FLEX Options, the value of which is derived from the performance of the underlying reference asset, the applicable Underlying ETF’s share price. However, because a component of an option’s value is the number of days remaining until its expiration, during the Outcome Period, the Fund’s NAV will not directly correlate on a day-to-day basis with the returns experienced by the Underlying ETF. While the Fund’s investment sub-advisor, Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”), generally anticipates that the Fund’s NAV will move in the same direction as the Underlying ETF’s share price. For example, during an Outcome Period, the Fund’s NAV is expected to increase if each Underlying ETF’s share price increases or one of the Underlying ETF’s share price increase offsets any decrease in the other Underlying ETF. Similarly, during an Outcome Period, the Fund’s NAV is expected to decrease if each Underlying ETF’s share price decreases or one of the Underlying ETF’s share price decrease offsets any increase in the other Underlying ETF. However, the Fund’s NAV will not directly correlate on a day-to-day basis with the returns experienced by the Underlying ETFs because a component of an Underlying ETF’s value is the number of days remaining until the expiration of the FLEX Options during the Outcome Period. Similarly, the amount of time remaining until the end of the Outcome Period also affects the impact of the Buffer on the Fund’s NAV, which may not be in full effect prior to the end of the Outcome Period. The Fund’s strategy is designed to produce the Outcomes upon the expiration of the FLEX Options on the last day of the Outcome Period and it should not be expected that the Outcomes will be provided at any point prior to that time.

While the Fund will not participate in any QQQ ETF losses when measured from the beginning to the end of an Outcome Period as whole, a decrease in the value of the QQQ ETF’s share price may cause a decrease in the Fund’s NAV while an Outcome Period is on-going. In the event an Outcome Period has begun, and the QQQ ETF’s share price has increased in value, such an increase will be reflected in the value of the Fund’s purchased call option on the QQQ ETF. Accordingly, in the event that the QQQ ETF’s share price was to subsequently decrease in value, that decrease would also be reflected in the value of that option, and therefore the Fund’s NAV. An investor that purchases Fund Shares after the QQQ ETF has increased in value may be negatively affected by future decreases.

Upside Return Caps. The extent to which the Fund will participate in gains experienced by the S&P 500 ETF and QQQ ETF is subject to an upside return cap (the “S&P 500 ETF Cap” and “QQQ ETF Cap,” respectively, and together, the “Underlying ETF Caps”) that each represents the maximum percentage return the Fund can achieve from its FLEX Options that reference the S&P 500 ETF and QQQ ETF, respectively, for the duration of the Outcome Period. Therefore, even though the Fund’s returns are based upon the performance of each Underlying ETF’s share price, if an Underlying ETF experiences returns for the Outcome Period in excess of its Underlying ETF Cap, the Fund will not experience those excess gains. The sum of the S&P 500 ETF Cap and QQQ ETF Cap represents the maximum percentage return the Fund itself can experience for the Outcome Period (the “Cumulative Fund Cap”). The Underlying ETF Caps and Cumulative Fund Cap should be considered before investing in the Fund. If an investor is considering purchasing Shares during the Outcome Period, and the Fund has already increased in value to a level near to the Cumulative Fund Cap, an investor purchasing Shares at that price has limited to no gains available for the remainder of the Outcome Period but remains vulnerable to significant downside risks. The Underlying ETF Caps and Cumulative Fund Cap may rise or fall from one Outcome Period to the next.

The Underlying ETF Caps and Cumulative Fund Cap will be determined on the first day of the Outcome Period based upon prevailing market conditions. For the current Outcome Period, the Underlying ETF Caps and Cumulative Fund Cap are set forth below, prior to taking into account any fees or expenses charged to shareholders.

• The S&P 500 ETF Cap is 5.29%.

• The QQQ ETF Cap is 5.29%.

• The Cumulative Fund Cap is 10.58%.

When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Underlying ETF Caps and Cumulative Fund Cap are revised downwards accordingly as set forth below and will be further reduced by any shareholder transaction fees and any extraordinary expenses incurred by the Fund.

• The S&P 500 ETF Cap is 4.89%.

• The QQQ ETF Cap is 4.89%.

• The Cumulative Fund Cap is 9.79%.

The occurrence of the Underlying ETF Caps (and therefore, the Cumulative Fund Cap, which is the sum of the Underlying ETF Caps) is a result of the design of the Fund’s principal investment strategy and the properties of the FLEX Options that comprise its portfolio. In order to provide the Buffer (which is described in detail below), the Fund, at the outset of the Outcome Period, purchases a put option on the S&P 500 ETF with a strike price approximately equal to the S&P 500 ETF’s share price at the outset of the Outcome Period. At the same time, it sells a put option on the S&P 500 ETF with a strike price approximately equal to 91% of the S&P 500 ETF’s share price at the outset of the Outcome Period. As a purchaser of a put option, the Fund is obligated to pay a premium to the seller. However, the Fund will also receive a premium in connection with its sale of a put option. Nonetheless, the amount of the premium that the Fund must pay in connection with its purchase of the put option will exceed the amount of the premium that the Fund will receive in connection with its sale of the put option. Because the Fund’s principal investment strategy is designed so that all premiums that the Fund must pay in connection with its FLEX Options positions must be offset by premiums it receives in connection with its FLEX Options positions, the Fund will sell a call option entitling the Fund to receive a premium equal to the difference between the premium the Fund must pay and the premium it receives from the FLEX Options that establish the Buffer. The strike price of this FLEX Option relative to the S&P 500 ETF’s share price determines the S&P 500 ETF Cap.

At the outset of the Outcome Period, the Fund also purchases a call option on the QQQ ETF with a strike price approximately equal to the QQQ ETF’s share price at the outset of the Outcome Period. If the QQQ ETF’s share price increases in value over the duration of the Outcome Period, the Fund will exercise the option and realize a gain approximately equal to the difference in the value of the QQQ ETF’s share price at the outset of the Outcome Period and the value of its share price at the conclusion of the Outcome Period. If the QQQ ETF’s share price decreases in value, the Fund will not exercise the option and it will expire worthless. This is the mechanism by which the Fund participates in any gains experienced by the QQQ ETF, but will not participate in losses experienced by the QQQ ETF, when measured from the beginning to the end of the Outcome Period. However, as a purchaser of a call option, the Fund is obligated to pay a premium to the seller. Because the Fund’s principal investment strategy is designed so that all premiums that the Fund must pay in connection with its FLEX Options positions must be offset by premiums it receives in connection with its FLEX Options positions, the Fund will sell a call option entitling the Fund to receive a premium equal to the premium it must pay in connection with its purchased call option. The strike price of this FLEX Option relative to the QQQ ETF’s share price determines the QQQ ETF Cap.

Buffer. If the S&P 500 ETF’s share price decreases in value over the duration of the Outcome Period, the Fund’s strategy has been designed such that the Fund will experience a decrease in value that approximately matches the decrease experienced by the S&P 500 ETF, subject to the 9% Buffer. The Buffer is designed to be operative against the first 9% of losses experienced by the S&P 500 ETF. This means that if the S&P 500 ETF’s share price decreases in value by up to 9% over the duration of the Outcome Period, the Fund seeks not to participate in any of those losses. However, if the S&P 500 ETF experiences losses in excess of 9% over the duration of the Outcome Period, the Fund will participate in all losses exceeding 9% on a one-to-one basis. Therefore, if the S&P 500 ETF’s share price experienced a decrease in value of 9% over the duration of the Outcome Period, the Fund seeks not to participate in any of those losses. However, if the S&P 500 ETF’s share price were to experience a decrease in value of 10%, the Fund’s strategy is designed such that the Fund would be expected to experience a corresponding decrease in value of 1%. There is no guarantee that the Fund will be successful in its attempt to provide buffered returns.

At the outset of the Outcome Period, the Fund creates the Buffer by purchasing a put option on the S&P 500 ETF at approximately the S&P 500 ETF’s current strike price and selling a put option on the S&P 500 ETF at approximately 91% of the S&P 500 ETF’s current strike price. As the purchaser of a put option, at the expiration of the option (which is therefore the last day of the Outcome Period), the Fund has the right to sell the S&P 500 ETF back to the seller at a price equal to the S&P 500 ETF’s share price at the outset of the Outcome Period. The Fund will exercise this option if the S&P 500 ETF’s share price at the conclusion of the Outcome Period is less than it was at the outset of the Outcome Period. When the trade is settled, the Fund would experience a gain from this position approximately equal to the difference between the S&P 500 ETF’s share price at the outset of the Outcome Period and its value at conclusion of the Outcome Period.

As the seller of a put option on the S&P 500 ETF at approximately 91% of the S&P 500 ETF’s current strike price, the purchaser of that put option has the right to sell the S&P 500 ETF back to the seller at a price equal to 91% S&P 500 ETF’s share price at the outset of the Outcome Period. The purchaser will exercise this option if the S&P 500 ETF’s share price at the conclusion of the Outcome Period is less than 91% of what it was at the outset of the Outcome Period.

Therefore, if the S&P 500 ETF’s share price has decreased in value over the duration of the Outcome Period, but by less than 9%, the Fund’s purchased put option will be “in-the-money” and entitle the Fund to receive cash equal to the difference in value of the S&P 500 ETF’s share price at the onset of the Outcome Period and the value of the S&P 500 ETF’s share price at the conclusion of the Outcome Period. Yet, the put option sold by the Fund will not be “in-the-money” and will expire worthless. If the S&P 500 ETF’s share price has decreased in value, but by greater than 9%, the Fund’s purchased put option will once again be in-the-money and entitle it to receive the value of the S&P 500 ETF at the outset of the Outcome Period. However, in this instance, the put option sold by the Fund will also be in-the-money and the Fund will be required to purchase the S&P 500 ETF at 91% of its share price at the outset of the Outcome Period. Cumulatively, this means that for Outcome Periods in which the S&P 500 ETF’s share price decreases by greater than 9%, the Fund will experience a loss in value approximately 9% less than the loss experienced by the S&P 500 ETF. There is no guarantee that the Fund will successfully provide the Buffer. The Buffer is provided prior to taking into account annual Fund management fees, transaction fees and any extraordinary expenses incurred by the Fund. These fees and any expenses will have the effect of reducing the Buffer amount for Fund shareholders for an Outcome Period. When the Fund’s annual management fee equal to 0.79% of the Fund’s daily net assets is taken into account, the net Buffer for an Outcome Period is 8.21%. The Fund’s strategy is designed to produce the Outcomes upon the expiration of its FLEX Options investments on the last day of the Outcome Period. It should not be expected that the Outcomes, including the net effect of the Fund’s annual management fee on the Cap and Buffer, will be provided at any point prior to the last day of the Outcome Period.

Fund Rebalance.  The Fund is a continuous investment vehicle.  It does not terminate and distribute its assets at the conclusion of each Outcome Period.  On the termination date of an Outcome Period, the Sub-Adviser will invest in a new set of FLEX Options and another Outcome Period will commence.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will alert existing shareholders that an Outcome Period is approaching its conclusion and disclose the anticipated ranges for the Fund’s Underlying ETF Caps and Cumulative Fund Cap for the next Outcome Period.  Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Underlying ETF Caps and Cumulative Fund Cap (both gross and net of the unitary management fee) for the next Outcome Period.  This information will be available on the Fund’s website, www.innovatoretfs.com/dbja, which also provides information relating to the Outcomes, including the Fund’s position relative to the Underlying ETF Caps and Cumulative Fund Cap, of an investment in the Fund on a daily basis.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved.

Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to provide buffer protection against the first 9% of S&P 500 ETF losses. Investors who purchase Shares after the Fund has entered into the FLEX Options, or sells their Shares prior to the expiration of those FLEX Options, may not benefit from the Buffer. The Fund does not provide principal protection or non-principal protection, and an investor may experience significant losses on its investment, including the loss of its entire investment.

Capped Upside Return Risk. The Fund’s strategy seeks to provide returns that are subject to the Underlying ETF Caps and Cumulative Fund Cap. In the event that an Underlying ETF experiences gains in excess of its applicable Underlying ETF Cap over the duration of the Outcome Period, the Fund will not participate in those excess gains. Because the Fund’s strategy provides capped exposure to two Underlying ETFs, the Underlying ETF Caps (and thus the Cumulative Fund Cap) may be lower than if the Fund provided capped exposure to only a single reference asset. The Fund’s strategy seeks to provide the Outcomes if Shares are bought on the day on which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Shares after the date on which the FLEX Options were entered into and the Fund has risen in value to a level near to an Underlying ETF Cap, there may be little or no ability for that investor to experience an investment gain on their Shares relating to that Underlying ETF.

FLEX Options Risk. The Fund will utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. In connection with the creation and redemption of Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Fund at prices that reflect the market price of the Shares, the Fund’s NAV and, in turn the share price of the Fund, could be negatively impacted. The Fund may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless.

FLEX Options Performance Risk. The Fund’s overall performance will be based upon the price returns of multiple Underlying ETFs, subject to each Underlying ETF Cap. During an Outcome Period, in the event each Underlying ETF’s share price increases, or one or more Underlying ETFs’ share price increase offsets any decrease in the other Underlying ETFs, the Fund’s NAV is expected to increase. Similarly, during an Outcome Period, if each Underlying ETF’s share price decreases, or one or more Underlying ETF’s share price decrease offsets any increase in the other Underlying ETFs, the Fund’s NAV is expected to decrease. The value of the underlying FLEX Options will be affected by, among others, changes in an Underlying ETF’s share price, changes in interest rates, changes in the actual and implied volatility of an Underlying ETF, and the remaining time to until the FLEX Options expire. The value of the FLEX Options will likely not increase or decrease at the same rate as an Underlying ETF’s share price on a day-to-day basis (although they generally move in the same direction). As such, the Fund’s NAV will likely not increase or decrease at the same rate as the Underlying ETFs’ cumulative returns on a day-to-day basis. However, as a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of an Underlying ETF.

Options Risk. The use of option contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, changes in interest or currency exchange rates, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. There may at times be an imperfect correlation between the movement in values option contracts and the reference asset, and there may at times not be a liquid secondary market for certain option contracts.

Clearing Member Default Risk. Transactions in some types of derivatives, including FLEX Options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for FLEX Options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Outcome Period Risk. The Fund’s investment strategy is designed to deliver returns that match those of each Underlying ETF’s share price if Shares are held from the time the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, the returns realized by the investor will not match those that the Fund seeks to provide.

Underlying ETFs Risk. Because the value of the FLEX Options held by the Fund are based on the value of the Underlying ETFs, the Fund’s investment performance largely depends on the investment performance and associated risks of the Underlying ETFs. The Underlying ETFs are subject to many of the same structural risks as the Fund that are described in more detail herein, such as Authorized Participant Concentration Risk, Fluctuation of Net Asset Value Risk, Market Maker Risk, Market Risk, Operational Risk and Trading Issues Risk. However, the risks of investing in an ETF also include the risks associated with the underlying investments held by such ETF. To the extent the Underlying ETFs concentrate (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. As such, the Fund may be subject to the following risks as a result of its exposure to the Underlying ETFs through its usage of FLEX Options:

Equity Securities Risk. The Underlying ETFs invest in equity securities, and therefore the Fund has exposure to the equity securities markets due to its investment in FLEX Options that reference the Underlying ETFs. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates. The value of shares will fluctuate with changes in the value of the equity securities the Underlying ETFs invest in.

Information Technology Companies Risk. The Underlying ETFs invest significantly in information technology companies, which results in the Fund having significant exposure to such companies through its exposure to the Underlying ETFs by virtue of its usage of FLEX Options. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

Large Capitalization Companies Risk. The Underlying ETFs invest in the securities of large capitalization companies, which results in the Fund having significant exposure to such companies through its exposure to the Underlying ETFs by virtue of its usage of FLEX Options. Large capitalization companies may grow at a slower rate and be less able to adapt to changing market conditions than smaller capitalization companies. Thus, the return on investment in securities of large capitalization companies may be less than the return on investment in securities of small and/or mid capitalization companies. The performance of large capitalization companies also tends to trail the overall market during different market cycles.

Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. As a FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the Underlying ETFs. However, prior to the expiration date, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying ETFs. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options include interest rate changes and implied volatility levels of the Underlying ETFs, among others. The value of the FLEX Options held by the Fund typically do not increase or decrease at the same level as the Underlying ETFs’ share price on a day-to-day basis due to these factors (although they generally move in the same direction).

Investment Objective Risk. Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy or (iv) adverse tax law changes affecting the treatment of FLEX Options.

Upside Participation Risk. There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with a total return that matches the increase of the Underlying ETFs over the Outcome Period, subject to a maximum return imposed by each Underlying ETF’s Cap. In the event an investor purchases Shares after the FLEX Options were entered into or does not stay invested in the Fund for the entirety of the Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Cap Change Risk. The Underlying ETF Caps and Cumulative Fund Cap are established at the beginning of each Outcome Period and are dependent on prevailing market conditions. As such, an Underlying ETF Cap (and thus the Cumulative Fund Cap) may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of FLEX Options or other assets may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Liquidity Risk. In the event that trading in the underlying FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities, including certain non-customized options. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options becomes more difficult and the judgment of the Fund’s investment adviser (employing the fair value procedures adopted by the Board of Trustees of the Trust (the “Board”)) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the calculation of the Underlying ETF Caps and Cumulative Fund Cap, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and its investment adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and in greater than normal intra-day bid-ask spreads for Shares.

Trading Issues Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Shares trade on the Exchange at market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem “Creation Units” (large blocks of a specified number of Shares), Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting.

Counterparty Risk. Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. Counterparty risk may arise because of the counterparty’s financial condition, market activities, or for other reasons. The Fund may be unable to recover its investment from the counterparty or may obtain a limited and/or delayed recovery. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

Fluctuation of Net Asset Value Risk. The Fund’s Shares trade on the Exchange at their market price rather than their NAV. The market price may be at, above or below the Fund’s NAV. Differences in market price and NAV may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV.

Cash Transactions Risk. The Fund may effectuate all or a portion of its creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions only on an in-kind basis. ETFs are able to make in-kind redemptions to avoid being taxed on gains on the distributed portfolio securities at the fund level. A fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the fund will generally cause such fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities only in-kind. The Fund intends to distribute gains that arise by virtue of creations and redemptions being effectuated in cash to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than if they had made an investment in another ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of Fund Shares than for ETFs that distribute portfolio securities in-kind. The Fund’s use of cash for creations and redemptions could also result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective.

Cyber Security Risk. As the use of Internet technology has become more prevalent in the course of business, the investment industry has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code. However, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Code. If, in any year, the Fund fails to qualify as a RIC under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain options on an ETF may not qualify as “Section 1256 contracts” under Section 1256 of the Code, and disposition of such options will likely result in short-term capital gains or losses. The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund could lose its own status as a RIC. In the event that a shareholder purchases Shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV as well as the average annual Fund returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compare to those of the following broad-based market indices: the S&P 500 Total Return Index, the S&P 500 Price Return Index and the NASDAQ 100® Price Return Index. Both the S&P 500 Total Return Index and the S&P 500 Price Return Index have the same constituents in the same weights. However, the S&P 500 Total Return Index assumes that any dividends paid out by index constituents have been reinvested in the index and the S&P 500 Price Return Index, which measures only the price movements of index constituents, does not. Although the Outcomes the Fund seeks to provide are based upon the price performance of the Underlying ETFs, the returns of the S&P 500 Total Return Index have been provided in accordance with the requirements of Form N-1A of the 1940 Act. The Fund’s performance information is accessible on the Fund’s website at www.innovatoretfs.com.

The Fund’s highest quarterly return was 3.90% (quarter ended June 30, 2021) and the Fund’s lowest quarterly return was 1.30% (quarter ended September 30, 2021).

Average Annual Total Return as of December 31, 2021

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.innovatoretfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2021
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2021
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	1.30%
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Innovator Double Stacker 9 Buffer ETF - January | Innovator Double Stacker 9 Buffer ETF - January
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.79%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.79%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 81
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	252
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	439
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 978
1 Year	rr_AverageAnnualReturnYear01	11.38%
Since Inception	rr_AverageAnnualReturnSinceInception	11.38%
Innovator Double Stacker 9 Buffer ETF - January | Innovator Double Stacker 9 Buffer ETF - January | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.38%
Since Inception	rr_AverageAnnualReturnSinceInception	11.38%
Innovator Double Stacker 9 Buffer ETF - January | Innovator Double Stacker 9 Buffer ETF - January | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.74%
Since Inception	rr_AverageAnnualReturnSinceInception	6.74%
Innovator Double Stacker 9 Buffer ETF - January | Innovator Double Stacker 9 Buffer ETF - January | N A S D A Q 100 Price Return Index [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.63%
Since Inception	rr_AverageAnnualReturnSinceInception	26.63%
Innovator Double Stacker 9 Buffer ETF - January | Innovator Double Stacker 9 Buffer ETF - January | S P 500 Total Return Index [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	28.71%
Since Inception	rr_AverageAnnualReturnSinceInception	28.71%
Innovator Double Stacker 9 Buffer ETF - January | Innovator Double Stacker 9 Buffer ETF - January | S P 500 Price Return Index [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.89%
Since Inception	rr_AverageAnnualReturnSinceInception	26.89%
Innovator Double Stacker ETF - January
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DSJA
Risk/Return [Heading]	rr_RiskReturnHeading	Innovator Double Stacker ETF™ – January
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to provide investors with returns that match those of the SPDR® S&P 500® ETF Trust, up to the upside cap of 8.49% (prior to taking into account management fees and other fees) and 8.09% (after taking into account management fees) over the period from January 1, 2022 to December 31, 2022. The Fund also seeks to provide investors with any positive returns of the Invesco QQQ TrustSM, Series 1, up to the upside cap of 8.49% (prior to taking into account management fees and other fees) and 8.09% (after taking into account management fees) over the period from January 1, 2022 to December 31, 2022.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal period ended October 31, 2021, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

General Strategy Description. The Fund will invest substantially all of its assets in a portfolio of FLexible EXchange® Options (“FLEX Options”) that reference both the SPDR® S&P 500® ETF Trust (“S&P 500 ETF”) and the Invesco QQQ TrustSM, Series 1 (the “QQQ ETF,” and together with the S&P 500 ETF, the “Underlying ETFs”). Each Underlying ETF is an exchange-traded fund registered under the Investment Company Act of 1940 (the “1940 Act”). The S&P 500 ETF seeks to track the investment results of the S&P 500 Index, a large-cap, market-weighted, U.S. equities index that tracks the performance of 500 leading companies in leading industries. The QQQ ETF seeks to track the investment results of the NASDAQ-100 Index, a modified market capitalization-weighted index composed of the 100 largest (by market capitalization) domestic and international non-financial companies listed on the NASDAQ Stock Market, LLC. To the extent the Underlying ETFs concentrate (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. Through its use of FLEX Options on the Underlying ETFs, the Fund has significant exposure to information technology companies.

Additional information about the Underlying ETFs is set forth in the section entitled “Additional Information Regarding the Fund’s Principal Investment Strategies.” Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund.

In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price. FLEX Options are exchange-traded options contracts with uniquely customizable terms. Although guaranteed for settlement by the Options Clearing Corporation (the “OCC”), FLEX Options are still subject to counterparty risk with the OCC and may be less liquid than more traditional exchange-traded options. Each of the FLEX Options purchased and sold throughout the Outcome Period will have the same terms (i.e., strike price and expiration) as the corresponding FLEX Options purchased and sold at the outset of the Outcome Period. A detailed explanation regarding the terms of the FLEX Options and the mechanics of the Fund’s strategy can be found below and in the section entitled “Additional Information About the Fund’s Principal Investment Strategies.”

The pre-determined outcomes sought by the Fund, which includes the upside return caps discussed below (the “Outcomes”), are based upon the performance of each Underlying ETF’s share price over successive approximately one-year periods (each, an “Outcome Period”). The start and end dates of an Outcome Period correspond to the date on which the Fund entered into the FLEX Options comprising its portfolio and the date on which those FLEX Options expire. Upon the conclusion of the Outcome Period, the Fund will receive the cash value of all the FLEX Options it held for the prior Outcome Period. It will then invest in a new series of FLEX Options with an expiration date in approximately one year, and a new Outcome Period will begin. The current Outcome Period is from January 1, 2022 through December 31, 2022. Each subsequent Outcome Period is expected to begin on the first day of January and conclude on the last day of December. The Outcomes may only be realized by investors who continuously hold Shares from the commencement of the Outcome Period until its conclusion. Investors who purchase Shares after the Outcome Period has begun, or sell Shares prior to the Outcome Period’s conclusion, may experience investment returns very different from those that the Fund seeks to provide.

The Outcomes. The Fund seeks to provide returns based upon the price performance of the S&P 500 ETF, up to a cap on upside returns, over the duration of the Outcome Period (the “S&P 500 ETF Returns”). The Fund also seeks to supplement the S&P 500 ETF Returns with any gains experienced by the QQQ ETF, up to a cap on upside returns, over the duration of the Outcome Period (the “QQQ ETF Returns”). The Fund seeks to experience performance over the duration of the Outcome Period equal to the sum of the S&P 500 ETF Returns and the QQQ ETF Returns. There is no guarantee that the Fund will successfully provide the Outcomes.

S&P 500 ETF Returns. If the S&P 500 ETF’s share price increases in value over the duration of the Outcome Period, the Fund seeks to experience an increase in value that approximately matches the increase experienced by the S&P 500 ETF, subject to an upside return cap discussed in greater detail below. If the S&P 500 ETF’s share price decreases in value over the duration of the Outcome Period, the Fund seeks to experience a decrease in value that approximately matches the decrease experienced by the S&P 500 ETF. The Fund will participate in all S&P 500 ETF losses on a one-to-one basis.

QQQ ETF Returns. If the QQQ ETF’s share price increases in value over the duration of the Outcome Period, the Fund seeks to experience an increase in value that approximately matches the increase experienced by the QQQ ETF, subject to an upside return cap discussed in greater detail below. The Fund’s net asset value (“NAV”) will not participate in any decreases in value experienced by the QQQ ETF when measured from the beginning to the end of the Outcome Period.

If the QQQ ETF’s share price decreases in value over the course of an entire Outcome Period, the Fund’s overall performance will be approximately the S&P 500 ETF Return for the Outcome Period. For an investor that purchases Fund Shares during an Outcome Period after the QQQ ETF has increased in value, in the event that the QQQ ETF’s share price was to subsequently decrease in value after an increase in its respective value, that decrease would also be reflected in the Fund’s NAV.

The hypothetical graphical illustration provided below is designed to illustrate the Outcomes based upon the hypothetical performances of the Underlying ETFs for a shareholder that holds Fund Shares for the entirety of the Outcome Period. Additional hypothetical graphical representations of the Outcomes are provided in “Additional Information Regarding the Fund’s Principal Investment Strategies.” There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period. The returns that the Fund seeks to provide do not include the costs associated with purchasing Fund Shares and certain expenses incurred by the Fund.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to provide over an Outcome Period, based upon the performance of the S&P 500 ETF from -100% to 100% and using corresponding examples of performance of the other Underlying ETF.  The table is provided for illustrative purposes and does not provide every possible performance scenario for Shares over the course of an Outcome Period.  There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period. The performance examples of the QQQ ETF that correspond to each hypothetical S&P 500 ETF performance example are also hypothetical and are provided solely as illustrations of the Fund’s performance when the two Underlying ETFs perform at various levels over an Outcome Period and does not purport to be representative of how each Underlying ETF will in fact perform in relation to each other. The table is not intended to predict or project the performance of the Underlying ETFs, FLEX Options or the Fund. Fund shareholders should not take this information as an assurance of the expected performance of any of the Underlying ETFs or return on the Fund’s Shares. The actual overall performance of the Fund will vary with fluctuations in the value of the FLEX Options during the Outcome Period, among other factors. Please refer to the Fund’s website, www.innovatoretfs.com/dsja, which provides updated information relating to this table on a daily basis throughout the Outcome Period.

Double Stacker – January 16.98% Cumulative Fund Cap (8.49% Underlying ETF Caps)

SPY Price Performance	(100)%	(50)%	(20)%	(10)%	(5)%	0%	5%	10%	15%	20%	50%	100%
QQQ Price Performance	(100)%	(60)%	(35)%	(15)%	(15)%	5%	15%	15%	30%	35%	60%	100%
Innovator Double Stacker ETF™ – January Performance[1]	(100)%	(50)%	(20)%	(10)%	(5)%	5%	13.49%	16.98%*	16.98%*	16.98%*	16.98%*	16.98%*
SPY Leg Performance[2]	(100)%	(50)%	(20)%	(10)%	(5)%	0%	5%	8.49%	8.49%	8.49%	8.49%	8.49%
QQQ Leg Performance[2]	0%	0%	0%	0%	0%	5%	8.49%	8.49%	8.49%	8.49%	8.49%	8.49%

*  The Cumulative Fund Cap is set on the first day of the Outcome Period and is 16.98% prior to taking into account any fees or expenses charged to shareholders.  When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Cumulative Fund Cap is 16.19%. The Fund’s annual management fee of 0.79% of the Fund’s average daily net assets, any shareholder transaction fees and any extraordinary expenses incurred by the Fund will have the effect of reducing the Cap amount for Fund shareholders.

[1]  The performance of the Fund over the Outcome Period is the result of the Fund providing returns that match the S&P 500 ETF and any gains experienced by the QQQ ETF. However, the Fund will not participate in any losses experienced by the QQQ ETF over the duration of an Outcome Period. For example, if hypothetically the S&P 500 ETF’s share price decreases by 5% and the QQQ ETF’s share price decreases by 15% over the duration of an Outcome Period, the Fund will participate in the losses of the S&P 500 ETF, but not the losses of the QQQ ETF, which would result in a net Fund loss of 5% over the duration of the Outcome Period.

[2]   The “Leg Performance” represents the change in the performance of the Fund for an Outcome Period that is a result of the Underlying ETF’s performance for such Outcome Period.

The Outcome Period. The Outcomes sought by the Fund are based upon the Fund’s NAV on the first day of the Outcome Period. The Outcome Period begins on the day the FLEX Options are entered into and ends on the day they expire. Each FLEX Option’s value is ultimately derived from the performance of the applicable Underlying ETF over the duration of the Outcome Period. Because the terms of the FLEX Options don’t change, the Outcomes relate to the Fund’s NAV on the first day of the Outcome Period. A shareholder that purchases Shares after the commencement of the Outcome Period will likely have purchased Shares at a different NAV than the NAV on the first day of the Outcome Period (the NAV upon which the Outcomes are based) and may experience investment outcomes very different from those sought by the Fund. A shareholder that sells Shares prior to the end of the Outcome Period may also experience investment outcomes very different from those sought by the Fund. To achieve the Outcomes sought by the Fund for the Outcome Period, an investor must be holding Shares on the day that the Fund enters into the FLEX Options and on the day those FLEX Options expire. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes.

The Fund’s assets will be principally composed of FLEX Options, the value of which is derived from the performance of the underlying reference asset, the applicable Underlying ETF’s share price. However, because a component of an option’s value is the number of days remaining until its expiration, during the Outcome Period, the Fund’s NAV will not directly correlate on a day-to-day basis with the returns experienced by the Underlying ETF. While the Fund’s investment sub-advisor, Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”), generally anticipates that the Fund’s NAV will move in the same direction as the Underlying ETF’s share price. For example, during an Outcome Period, the Fund’s NAV is expected to increase if each Underlying ETF’s share price increases or one of the Underlying ETF’s share price increase offsets any decrease in the other Underlying ETF. Similarly, during an Outcome Period, the Fund’s NAV is expected to decrease if each Underlying ETF’s share price decreases or one of the Underlying ETF’s share price decrease offsets any increase in the other Underlying ETF. However, the Fund’s NAV will not directly correlate on a day-to-day basis with the returns experienced by the Underlying ETFs because a component of an Underlying ETF’s value is the number of days remaining until the expiration of the FLEX Options during the Outcome Period. The Fund’s strategy is designed to produce the Outcomes upon the expiration of the FLEX Options on the last day of the Outcome Period and it should not be expected that the Outcomes will be provided at any point prior to that time.

While the Fund will not participate in any QQQ ETF losses when measured from the beginning to the end of an Outcome Period as whole, a decrease in the value of the QQQ ETF’s share price may cause a decrease in the Fund’s NAV while an Outcome Period is on-going. In the event an Outcome Period has begun, and the QQQ ETF’s share price has increased in value, such an increase will be reflected in the value of the Fund’s purchased call option on the QQQ ETF. Accordingly, in the event that the QQQ ETF’s share price was to subsequently decrease in value, that decrease would also be reflected in the value of that option, and therefore the Fund’s NAV. An investor that purchases Fund Shares after the QQQ ETF has increased in value may be negatively affected by future decreases.

Upside Return Caps. The extent to which the Fund will participate in gains experienced by the S&P 500 ETF and QQQ ETF is subject to an upside return cap (the “S&P 500 ETF Cap” and “QQQ ETF Cap,” respectively, and together, the “Underlying ETF Caps”) that each represents the maximum percentage return the Fund can achieve from its FLEX Options that reference the S&P 500 ETF and QQQ ETF, respectively, for the duration of the Outcome Period. Therefore, even though the Fund’s returns are based upon the performance of each Underlying ETF’s share price, if an Underlying ETF experiences returns for the Outcome Period in excess of its Underlying ETF Cap, the Fund will not experience those excess gains. The sum of the S&P 500 ETF Cap and QQQ ETF Cap represents the maximum percentage return the Fund itself can experience for the Outcome Period (the “Cumulative Fund Cap”). The Underlying ETF Caps and Cumulative Fund Cap should be considered before investing in the Fund. If an investor is considering purchasing Shares during the Outcome Period, and the Fund has already increased in value to a level near to the Cumulative Fund Cap, an investor purchasing Shares at that price has limited to no gains available for the remainder of the Outcome Period but remains vulnerable to significant downside risks. The Underlying ETF Caps and Cumulative Fund Cap may rise or fall from one Outcome Period to the next.

The Underlying ETF Caps and Cumulative Fund Cap will be determined on the first day of the Outcome Period based upon prevailing market conditions. For the current Outcome Period, the Underlying ETF Caps and Cumulative Fund Cap are set forth below, prior to taking into account any fees or expenses charged to shareholders.

• The S&P 500 ETF Cap is 8.49%.

• The QQQ ETF Cap is 8.49%.

• The Cumulative Fund Cap is 16.98%.

When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Underlying ETF Caps and Cumulative Fund Cap are revised downwards accordingly as set forth below and will be further reduced by any shareholder transaction fees and any extraordinary expenses incurred by the Fund.

• The S&P 500 ETF Cap is 8.09%.

• The QQQ ETF Cap is 8.09%.

• The Cumulative Fund Cap is 16.19%.

The occurrence of the Underlying ETF Caps (and therefore, the Cumulative Fund Cap, which is the sum of the Underlying ETF Caps) is a result of the design of the Fund’s principal investment strategy and the properties of the FLEX Options that comprise its portfolio. In order to provide participation in the return of the S&P 500 ETF, the Fund, at the outset of the Outcome Period, purchases a call option on the S&P 500 ETF with a strike price putting the option already deeply “in-the-money.” As a purchaser of a call option, the Fund is obligated to pay a premium to the seller. However, because the Fund’s principal investment strategy is designed so that all premiums that the Fund must pay in connection with its FLEX Options positions must be offset by premiums it receives in connection with its FLEX Options positions, the Fund will sell a call option entitling the Fund to receive a premium equal to the premium it must pay in connection with its purchased call option. The strike price of this FLEX Option relative to the S&P 500 ETF’s share price determines the S&P 500 ETF Cap.

At the outset of the Outcome Period, the Fund also purchases a call option on the QQQ ETF with a strike price approximately equal to the QQQ ETF’s share price at the outset of the Outcome Period. If the QQQ ETF’s share price increases in value over the duration of the Outcome Period, the Fund will exercise the option and realize a gain approximately equal to the difference in the value of the QQQ ETF’s share price at the outset of the Outcome Period and the value of its share price at the conclusion of the Outcome Period. If the QQQ ETF’s share price decreases in value, the Fund will not exercise the option and it will expire worthless. This is the mechanism by which the Fund participates in any gains experienced by the QQQ ETF, but will not participate in losses experienced by the QQQ ETF, when measured from the beginning to the end of the Outcome Period. However, as a purchaser of a call option, the Fund is obligated to pay a premium to the seller. Because the Fund’s principal investment strategy is designed so that all premiums that the Fund must pay in connection with its FLEX Options positions must be offset by premiums it receives in connection with its FLEX Options positions, the Fund will sell a call option entitling the Fund to receive a premium equal to the premium it must pay in connection with its purchased call option. The strike price of this FLEX Option relative to the QQQ ETF’s share price determines the QQQ ETF Cap.

Fund Rebalance.  The Fund is a continuous investment vehicle.  It does not terminate and distribute its assets at the conclusion of each Outcome Period.  On the termination date of an Outcome Period, the Sub-Adviser will invest in a new set of FLEX Options and another Outcome Period will commence.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will alert existing shareholders that an Outcome Period is approaching its conclusion and disclose the anticipated ranges for the Fund’s Underlying ETF Caps and Cumulative Fund Cap for the next Outcome Period.  Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Underlying ETF Caps and Cumulative Fund Cap (both gross and net of the unitary management fee) for the next Outcome Period.  This information will be available on the Fund’s website, www.innovatoretfs.com/dsja, which also provides information relating to the Outcomes, including the Fund’s position relative to the Underlying ETF Caps and Cumulative Fund Cap, of an investment in the Fund on a daily basis.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved.

Capped Upside Return Risk. The Fund’s strategy seeks to provide returns that are subject to the Underlying ETF Caps and Cumulative Fund Cap. In the event that an Underlying ETF experiences gains in excess of its applicable Underlying ETF Cap over the duration of the Outcome Period, the Fund will not participate in those excess gains. Because the Fund’s strategy provides capped exposure to two Underlying ETFs, the Underlying ETF Caps (and thus the Cumulative Fund Cap) may be lower than if the Fund provided capped exposure to only a single reference asset. The Fund’s strategy seeks to provide the Outcomes if Shares are bought on the day on which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Shares after the date on which the FLEX Options were entered into and the Fund has risen in value to a level near to an Underlying ETF Cap, there may be little or no ability for that investor to experience an investment gain on their Shares relating to that Underlying ETF.

FLEX Options Risk. The Fund will utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. In connection with the creation and redemption of Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Fund at prices that reflect the market price of the Shares, the Fund’s NAV and, in turn the share price of the Fund, could be negatively impacted. The Fund may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless.

FLEX Options Performance Risk. The Fund’s overall performance will be based upon the price returns of multiple Underlying ETFs, subject to each Underlying ETF Cap. During an Outcome Period, in the event each Underlying ETF’s share price increases, or one or more Underlying ETFs’ share price increase offsets any decrease in the other Underlying ETFs, the Fund’s NAV is expected to increase. Similarly, during an Outcome Period, if each Underlying ETF’s share price decreases, or one or more Underlying ETF’s share price decrease offsets any increase in the other Underlying ETFs, the Fund’s NAV is expected to decrease. The value of the underlying FLEX Options will be affected by, among others, changes in an Underlying ETF’s share price, changes in interest rates, changes in the actual and implied volatility of an Underlying ETF, and the remaining time to until the FLEX Options expire. The value of the FLEX Options will likely not increase or decrease at the same rate as an Underlying ETF’s share price on a day-to-day basis (although they generally move in the same direction). As such, the Fund’s NAV will likely not increase or decrease at the same rate as the Underlying ETFs’ cumulative returns on a day-to-day basis. However, as a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of an Underlying ETF.

Options Risk. The use of option contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, changes in interest or currency exchange rates, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. There may at times be an imperfect correlation between the movement in values option contracts and the reference asset, and there may at times not be a liquid secondary market for certain option contracts.

Clearing Member Default Risk. Transactions in some types of derivatives, including FLEX Options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for FLEX Options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Outcome Period Risk. The Fund’s investment strategy is designed to deliver returns that match those of each Underlying ETF’s share price if Shares are held from the time the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, the returns realized by the investor will not match those that the Fund seeks to provide.

Underlying ETFs Risk. Because the value of the FLEX Options held by the Fund are based on the value of the Underlying ETFs, the Fund’s investment performance largely depends on the investment performance and associated risks of the Underlying ETFs. The Underlying ETFs are subject to many of the same structural risks as the Fund that are described in more detail herein, such as Authorized Participant Concentration Risk, Fluctuation of Net Asset Value Risk, Market Maker Risk, Market Risk, Operational Risk and Trading Issues Risk. However, the risks of investing in an ETF also include the risks associated with the underlying investments held by such ETF. To the extent the Underlying ETFs concentrate (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. As such, the Fund may be subject to the following risks as a result of its exposure to the Underlying ETFs through its usage of FLEX Options:

Equity Securities Risk. The Underlying ETFs invest in equity securities, and therefore the Fund has exposure to the equity securities markets due to its investment in FLEX Options that reference the Underlying ETFs. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates. The value of shares will fluctuate with changes in the value of the equity securities the Underlying ETFs invest in.

Information Technology Companies Risk. The Underlying ETFs invest significantly in information technology companies, which results in the Fund having significant exposure to such companies through its exposure to the Underlying ETFs by virtue of its usage of FLEX Options. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

Large Capitalization Companies Risk. The Underlying ETFs invest in the securities of large capitalization companies, which results in the Fund having significant exposure to such companies through its exposure to the Underlying ETFs by virtue of its usage of FLEX Options. Large capitalization companies may grow at a slower rate and be less able to adapt to changing market conditions than smaller capitalization companies. Thus, the return on investment in securities of large capitalization companies may be less than the return on investment in securities of small and/or mid capitalization companies. The performance of large capitalization companies also tends to trail the overall market during different market cycles.

Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. As a FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the Underlying ETFs. However, prior to the expiration date, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying ETFs. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options include interest rate changes and implied volatility levels of the Underlying ETFs, among others. The value of the FLEX Options held by the Fund typically do not increase or decrease at the same level as the Underlying ETFs’ share price on a day-to-day basis due to these factors (although they generally move in the same direction).

Investment Objective Risk. Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy or (iv) adverse tax law changes affecting the treatment of FLEX Options.

Upside Participation Risk. There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with a total return that matches the increase of the Underlying ETFs over the Outcome Period, subject to a maximum return imposed by each Underlying ETF’s Cap. In the event an investor purchases Shares after the FLEX Options were entered into or does not stay invested in the Fund for the entirety of the Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Cap Change Risk. The Underlying ETF Caps and Cumulative Fund Cap are established at the beginning of each Outcome Period and are dependent on prevailing market conditions. As such, an Underlying ETF Cap (and thus the Cumulative Fund Cap) may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of FLEX Options or other assets may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Liquidity Risk. In the event that trading in the underlying FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities, including certain non-customized options. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options becomes more difficult and the judgment of the Fund’s investment adviser (employing the fair value procedures adopted by the Board of Trustees of the Trust (the “Board”)) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the calculation of the Underlying ETF Caps and Cumulative Fund Cap, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and its investment adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and in greater than normal intra-day bid-ask spreads for Shares.

Trading Issues Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Shares trade on the Exchange at market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem “Creation Units” (large blocks of a specified number of Shares), Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting.

Counterparty Risk. Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. Counterparty risk may arise because of the counterparty’s financial condition, market activities, or for other reasons. The Fund may be unable to recover its investment from the counterparty or may obtain a limited and/or delayed recovery. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

Fluctuation of Net Asset Value Risk. The Fund’s Shares trade on the Exchange at their market price rather than their NAV. The market price may be at, above or below the Fund’s NAV. Differences in market price and NAV may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV.

Cash Transactions Risk. The Fund may effectuate all or a portion of its creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions only on an in-kind basis. ETFs are able to make in-kind redemptions to avoid being taxed on gains on the distributed portfolio securities at the fund level. A fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the fund will generally cause such fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities only in-kind. The Fund intends to distribute gains that arise by virtue of creations and redemptions being effectuated in cash to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than if they had made an investment in another ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of Fund Shares than for ETFs that distribute portfolio securities in-kind. The Fund’s use of cash for creations and redemptions could also result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective.

Cyber Security Risk. As the use of Internet technology has become more prevalent in the course of business, the investment industry has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code. However, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Code. If, in any year, the Fund fails to qualify as a RIC under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain options on an ETF may not qualify as “Section 1256 contracts” under Section 1256 of the Code, and disposition of such options will likely result in short-term capital gains or losses. The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund could lose its own status as a RIC. In the event that a shareholder purchases Shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV as well as the average annual Fund returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compare to those of the following broad-based market indices: the S&P 500 Total Return Index, the S&P 500 Price Return Index and the NASDAQ 100® Price Return Index. Both the S&P 500 Total Return Index and the S&P 500 Price Return Index have the same constituents in the same weights. However, the S&P 500 Total Return Index assumes that any dividends paid out by index constituents have been reinvested in the index and the S&P 500 Price Return Index, which measures only the price movements of index constituents, does not. Although the Outcomes the Fund seeks to provide are based upon the price performance of the Underlying ETFs, the returns of the S&P 500 Total Return Index have been provided in accordance with the requirements of Form N-1A of the 1940 Act. The Fund’s performance information is accessible on the Fund’s website at www.innovatoretfs.com.

The Fund’s highest quarterly return was 6.51% (quarter ended June 30, 2021) and the Fund’s lowest quarterly return was 1.29% (quarter ended September 30, 2021).

Average Annual Total Return as of December 31, 2021

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.innovatoretfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2021
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.51%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2021
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	1.29%
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Innovator Double Stacker ETF - January | Innovator Double Stacker ETF - January
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.79%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.79%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 81
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	252
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	439
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 978
1 Year	rr_AverageAnnualReturnYear01	18.55%
Since Inception	rr_AverageAnnualReturnSinceInception	18.55%
Innovator Double Stacker ETF - January | Innovator Double Stacker ETF - January | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.55%
Since Inception	rr_AverageAnnualReturnSinceInception	18.55%
Innovator Double Stacker ETF - January | Innovator Double Stacker ETF - January | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.98%
Since Inception	rr_AverageAnnualReturnSinceInception	10.98%
Innovator Double Stacker ETF - January | Innovator Double Stacker ETF - January | N A S D A Q 100 Price Return Index [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.63%
Since Inception	rr_AverageAnnualReturnSinceInception	26.63%
Innovator Double Stacker ETF - January | Innovator Double Stacker ETF - January | S P 500 Total Return Index [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	28.71%
Since Inception	rr_AverageAnnualReturnSinceInception	28.71%
Innovator Double Stacker ETF - January | Innovator Double Stacker ETF - January | S P 500 Price Return Index [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.89%
Since Inception	rr_AverageAnnualReturnSinceInception	26.89%
Innovator Triple Stacker ETF - January
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TSJA
Risk/Return [Heading]	rr_RiskReturnHeading	Innovator Triple Stacker ETF™ – January
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to provide investors with returns that match those of the SPDR® S&P 500® ETF Trust, up to the upside cap of 5.14% (prior to taking into account management fees and other fees) and 4.87% (after taking into account management fees) over the period from January 1, 2022 to December 31, 2022. The Fund also seeks to provide investors with any positive returns of the Invesco QQQ TrustSM, Series 1 and iShares Russell 2000 ETF, up to the upside cap of 5.14% and 5.14%, respectively, (prior to taking into account management fees and other fees) and 4.87% and 4.87%, respectively, (after taking into account management fees) over the period from January 1, 2022 to December 31, 2022.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal period ended October 31, 2021, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

General Strategy Description. The Fund will invest substantially all of its assets in a portfolio of FLexible EXchange® Options (“FLEX Options”) that reference the SPDR® S&P 500® ETF Trust (“S&P 500 ETF”), Invesco QQQ TrustSM, Series 1 (the “QQQ ETF”) and the iShares Russell 2000 ETF (the “Russell 2000 ETF,” and together with the S&P 500 ETF and QQQ ETF, the “Underlying ETFs”). Each Underlying ETF is an exchange-traded fund registered under the Investment Company Act of 1940 (the “1940 Act”). The S&P 500 ETF seeks to track the investment results of the S&P 500 Index, a large-cap, market-weighted, U.S. equities index that tracks the performance of 500 leading companies in leading industries. The QQQ ETF seeks to track the investment results of the NASDAQ-100 Index, a modified market capitalization-weighted index composed of the 100 largest (by market capitalization) domestic and international non-financial companies listed on the NASDAQ Stock Market, LLC. The Russell 2000 ETF seeks to track the investment results of the Russell 2000 Index, an index composed of small-capitalization U.S. equities. To the extent the Underlying ETFs concentrate (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. Through its use of FLEX Options on the Underlying ETFs, the Fund has significant exposure to information technology companies.

Additional information about the Underlying ETFs is set forth in the section entitled “Additional Information Regarding the Fund’s Principal Investment Strategies.” Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund.

In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price. FLEX Options are exchange-traded options contracts with uniquely customizable terms. Although guaranteed for settlement by the Options Clearing Corporation (the “OCC”), FLEX Options are still subject to counterparty risk with the OCC and may be less liquid than more traditional exchange-traded options. Each of the FLEX Options purchased and sold throughout the Outcome Period will have the same terms (i.e., strike price and expiration) as the corresponding FLEX Options purchased and sold at the outset of the Outcome Period. A detailed explanation regarding the terms of the FLEX Options and the mechanics of the Fund’s strategy can be found below and in the section entitled “Additional Information About the Fund’s Principal Investment Strategies.”

The pre-determined outcomes sought by the Fund, which includes the upside return caps discussed below (the “Outcomes”), are based upon the performance of each Underlying ETF’s share price over successive approximately one-year periods (each, an “Outcome Period”). The start and end dates of an Outcome Period correspond to the date on which the Fund entered into the FLEX Options comprising its portfolio and the date on which those FLEX Options expire. Upon the conclusion of the Outcome Period, the Fund will receive the cash value of all the FLEX Options it held for the prior Outcome Period. It will then invest in a new series of FLEX Options with an expiration date in approximately one year, and a new Outcome Period will begin. The current Outcome Period is from January 1, 2022 through December 31, 2022. Each subsequent Outcome Period is expected to begin on the first day of January and conclude on the last day of December. The Outcomes may only be realized by investors who continuously hold Shares from the commencement of the Outcome Period until its conclusion. Investors who purchase Shares after the Outcome Period has begun, or sell Shares prior to the Outcome Period’s conclusion, may experience investment returns very different from those that the Fund seeks to provide.

The Outcomes. The Fund seeks to provide returns based upon the price performance of the S&P 500 ETF, up to a cap on upside returns, over the duration of the Outcome Period (the “S&P 500 ETF Returns”). The Fund also seeks to supplement the S&P 500 ETF Returns with any gains experienced by the QQQ ETF, up to a cap on upside returns, over the duration of the Outcome Period (the “QQQ ETF Returns”) and any gains experienced by the Russell 2000 ETF, up to a cap on upside returns, over the duration of the Outcome Period (the “Russell 2000 ETF Returns”). The Fund seeks to experience performance over the duration of the Outcome Period equal to the sum of the S&P 500 ETF Returns, the QQQ ETF Returns and the Russell 2000 ETF Returns. There is no guarantee that the Fund will successfully provide the Outcomes.

S&P 500 ETF Returns. If the S&P 500 ETF’s share price increases in value over the duration of the Outcome Period, the Fund seeks to experience an increase in value that approximately matches the increase experienced by the S&P 500 ETF, subject to an upside return cap discussed in greater detail below. If the S&P 500 ETF’s share price decreases in value over the duration of the Outcome Period, the Fund seeks to experience a decrease in value that approximately matches the decrease experienced by the S&P 500 ETF. The Fund will participate in all S&P 500 ETF losses on a one-to-one basis.

QQQ ETF Returns. If the QQQ ETF’s share price increases in value over the duration of the Outcome Period, the Fund seeks to experience an increase in value that approximately matches the increase experienced by the QQQ ETF, subject to an upside return cap discussed in greater detail below. The Fund’s net asset value (“NAV”) will not participate in any decreases in value experienced by the QQQ ETF when measured from the beginning to the end of the Outcome Period.

Russell 2000 ETF Returns. If the Russell 2000 ETF’s share price increases in value over the duration of the Outcome Period, the Fund seeks to experience an increase in value that approximately matches the increase experienced by the Russell 2000 ETF, subject to an upside return cap discussed in greater detail below. The Fund’s NAV will not participate in any decreases in value experienced by the Russell 2000 ETF when measured from the beginning to the end of the Outcome Period.

If both the QQQ ETF’s and Russell 2000 ETF’s share price decreases in value over the course of an entire Outcome Period, the Fund’s overall performance will be approximately the S&P 500 ETF Return for the Outcome Period. For an investor that purchases Fund Shares during an Outcome Period after either the QQQ ETF or Russell 2000 ETF has increased in value, in the event that the QQQ ETF’s or Russell 2000 ETF’s share price were to subsequently decrease in value after an increase in its respective value, that decrease would also be reflected in the Fund’s NAV.

The hypothetical graphical illustration provided below is designed to illustrate the Outcomes based upon the hypothetical performances of the Underlying ETFs for a shareholder that holds Fund Shares for the entirety of the Outcome Period. Additional hypothetical graphical representations of the Outcomes are provided in “Additional Information Regarding the Fund’s Principal Investment Strategies.” There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period. The returns that the Fund seeks to provide do not include the costs associated with purchasing Fund Shares and certain expenses incurred by the Fund.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to provide over an Outcome Period, based upon the performance of the S&P 500 ETF from -100% to 100% and using corresponding examples of performance of the other Underlying ETFs.  The table is provided for illustrative purposes and does not provide every possible performance scenario for Shares over the course of an Outcome Period.  There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period. The performance examples of the QQQ ETF and Russell 2000 ETF that correspond to each hypothetical S&P 500 ETF performance example are also hypothetical and are provided solely as illustrations of the Fund’s performance when the three Underlying ETFs perform at various levels over an Outcome Period and does not purport to be representative of how each Underlying ETF will in fact perform in relation to each other. The table is not intended to predict or project the performance of the Underlying ETFs, FLEX Options or the Fund. Fund shareholders should not take this information as an assurance of the expected performance of any of the Underlying ETFs or return on the Fund’s Shares. The actual overall performance of the Fund will vary with fluctuations in the value of the FLEX Options during the Outcome Period, among other factors. Please refer to the Fund’s website, www.innovatoretfs.com/tsja, which provides updated information relating to this table on a daily basis throughout the Outcome Period.

Triple Stacker – January 15.42% Cumulative Fund Cap (5.14% Underlying ETF Caps)

SPY Price Performance	(100)%	(50)%	(20)%	(10)%	(5)%	0%	5%	10%	15%	20%	50%	100%
QQQ Price Performance	(100)%	(60)%	(35)%	(15)%	(15)%	5%	15%	15%	30%	35%	60%	100%
IWM Price Performance	(100)%	(60)%	(30)%	(5)%	10%	(5)%	(10)%	5%	25%	30%	60%	100%
Innovator Triple Stacker ETF™ – January Performance[1]	(100)%	(50)%	(20)%	(10)%	0.14%	5%	10.14%	15.28%	15.42%*	15.42%*	15.42%*	15.42%*
SPY Leg Performance[2]	(100)%	(50)%	(20)%	(10)%	(5)%	0%	5%	5.14%	5.14%	5.14%	5.14%	5.14%
QQQ Leg Performance[2]	0%	0%	0%	0%	0%	5%	5.14%	5.14%	5.14%	5.14%	5.14%	5.14%
IWM Leg Performance[2]	0%	0%	0%	0%	5.14%	0%	0%	5%	5.14%	5.14%	5.14%	5.14%
*

The Cumulative Fund Cap is set on the first day of the Outcome Period and is 15.42% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Cumulative Fund Cap is 14.63%. The Fund’s annual management fee of 0.79% of the Fund’s average daily net assets, any shareholder transaction fees and any extraordinary expenses incurred by the Fund will have the effect of reducing the Cap amount for Fund shareholders.

[1]

The performance of the Fund over the Outcome Period is the result of the Fund providing returns that match the S&P 500 ETF and any gains experienced by the QQQ ETF and Russell 2000 ETF. However, the Fund will not participate in any losses experienced by the QQQ ETF or Russell 2000 ETF over the duration of an Outcome Period. For example, if hypothetically the S&P 500 ETF’s share price decreases by 5%, the QQQ ETF’s share price decreases by 15% and the Russell 2000 ETF’s share price increases by 10% over the duration of an Outcome Period, the Fund will participate in the losses of the S&P 500 ETF and the gains of the Russell 2000 ETF, but not the losses of the QQQ ETF, which would result in a net Fund gain of 1% over the duration of the Outcome Period.

[2]	The “Leg Performance” represents the change in the performance of the Fund for an Outcome Period that is a result of the Underlying ETF’s performance for such Outcome Period.

The Outcome Period. The Outcomes sought by the Fund are based upon the Fund’s NAV on the first day of the Outcome Period. The Outcome Period begins on the day the FLEX Options are entered into and ends on the day they expire. Each FLEX Option’s value is ultimately derived from the performance of the applicable Underlying ETF over the duration of the Outcome Period. Because the terms of the FLEX Options don’t change, the Outcomes relate to the Fund’s NAV on the first day of the Outcome Period. A shareholder that purchases Shares after the commencement of the Outcome Period will likely have purchased Shares at a different NAV than the NAV on the first day of the Outcome Period (the NAV upon which the Outcomes are based) and may experience investment outcomes very different from those sought by the Fund. A shareholder that sells Shares prior to the end of the Outcome Period may also experience investment outcomes very different from those sought by the Fund. To achieve the Outcomes sought by the Fund for the Outcome Period, an investor must be holding Shares on the day that the Fund enters into the FLEX Options and on the day those FLEX Options expire. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes.

The Fund’s assets will be principally composed of FLEX Options, the value of which is derived from the performance of the underlying reference asset, the applicable Underlying ETF’s share price. However, because a component of an option’s value is the number of days remaining until its expiration, during the Outcome Period, the Fund’s NAV will not directly correlate on a day-to-day basis with the returns experienced by the Underlying ETF. While the Fund’s investment sub-advisor, Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”), generally anticipates that the Fund’s NAV will move in the same direction as the Underlying ETF’s share price. For example, during an Outcome Period, the Fund’s NAV is expected to increase if each Underlying ETF’s share price increases or one or more of the Underlying ETFs’ share price increase offsets any decrease in the other Underlying ETFs. Similarly, during an Outcome Period, the Fund’s NAV is expected to decrease if each Underlying ETF’s share price decreases or one or more of the Underlying ETFs’ share price decrease offsets any increase in the other Underlying ETFs. However, the Fund’s NAV will not directly correlate on a day-to-day basis with the returns experienced by the Underlying ETFs because a component of an Underlying ETF’s value is the number of days remaining until the expiration of the FLEX Options during the Outcome Period. The Fund’s strategy is designed to produce the Outcomes upon the expiration of the FLEX Options on the last day of the Outcome Period and it should not be expected that the Outcomes will be provided at any point prior to that time.

While the Fund will not participate in any QQQ ETF or Russell 2000 ETF losses when measured from the beginning to the end of an Outcome Period as whole, a decrease in the value of the QQQ ETF’s or Russell 2000 ETF’s share price may cause a decrease in the Fund’s NAV while an Outcome Period is on-going. In the event an Outcome Period has begun, and the QQQ ETF’s or Russell 2000 ETF’s share price has increased in value, such an increase will be reflected in the value of the Fund’s purchased call option on the QQQ ETF or Russell 2000 ETF, as applicable. Accordingly, in the event that the QQQ ETF’s or Russell 2000 ETF’s share price were to subsequently decrease in value, that decrease would also be reflected in the value of that option, and therefore the Fund’s NAV. An investor that purchases Fund Shares after the QQQ ETF or Russell 2000 ETF has increased in value may be negatively affected by future decreases.

Upside Return Caps. The extent to which the Fund will participate in gains experienced by the S&P 500 ETF, QQQ ETF and Russell 2000 ETF is subject to an upside return cap (the “S&P 500 ETF Cap,” “QQQ ETF Cap” and “Russell 2000 ETF Cap,” respectively, and together, the “Underlying ETF Caps”) that each represents the maximum percentage return the Fund can achieve from its FLEX Options that reference the S&P 500 ETF, QQQ ETF and Russell 2000 ETF, respectively, for the duration of the Outcome Period. Therefore, even though the Fund’s returns are based upon the performance of each Underlying ETF’s share price, if an Underlying ETF experiences returns for the Outcome Period in excess of its Underlying ETF Cap, the Fund will not experience those excess gains. The sum of the S&P 500 ETF Cap, QQQ ETF Cap and Russell 2000 ETF Cap represents the maximum percentage return the Fund itself can experience for the Outcome Period (the “Cumulative Fund Cap”). The Underlying ETF Caps and Cumulative Fund Cap should be considered before investing in the Fund. If an investor is considering purchasing Shares during the Outcome Period, and the Fund has already increased in value to a level near to the Cumulative Fund Cap, an investor purchasing Shares at that price has limited to no gains available for the remainder of the Outcome Period but remains vulnerable to significant downside risks. The Underlying ETF Caps and Cumulative Fund Cap may rise or fall from one Outcome Period to the next.

The Underlying ETF Caps and Cumulative Fund Cap will be determined on the first day of the Outcome Period based upon prevailing market conditions. For the current Outcome Period, the Underlying ETF Caps and Cumulative Fund Cap are set forth below, prior to taking into account any fees or expenses charged to shareholders.

• The S&P 500 ETF Cap is 5.14%.

• The QQQ ETF Cap is 5.14%.

• The Russell 2000 ETF Cap is 5.14%.

• The Cumulative Fund Cap is 15.42%.

When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Underlying ETF Caps and Cumulative Fund Cap are revised downwards accordingly as set forth below and will be further reduced by any shareholder transaction fees and any extraordinary expenses incurred by the Fund.

• The S&P 500 ETF Cap is 4.87%.

• The QQQ ETF Cap is 4.87%.

• The Russell 2000 ETF Cap is 4.87%.

• The Cumulative Fund Cap is 14.63%.

The occurrence of the Underlying ETF Caps (and therefore, the Cumulative Fund Cap, which is the sum of the Underlying ETF Caps) is a result of the design of the Fund’s principal investment strategy and the properties of the FLEX Options that comprise its portfolio. In order to provide participation in the return of the S&P 500 ETF, the Fund, at the outset of the Outcome Period, purchases a call option on the S&P 500 ETF with a strike price putting the option already deeply “in-the-money.” As a purchaser of a call option, the Fund is obligated to pay a premium to the seller. However, because the Fund’s principal investment strategy is designed so that all premiums that the Fund must pay in connection with its FLEX Options positions must be offset by premiums it receives in connection with its FLEX Options positions, the Fund will sell a call option entitling the Fund to receive a premium equal to the premium it must pay in connection with its purchased call option. The strike price of this FLEX Option relative to the S&P 500 ETF’s share price determines the S&P 500 ETF Cap.

At the outset of the Outcome Period, the Fund also purchases a call option on the QQQ ETF and Russell 2000 ETF with a strike price approximately equal to the QQQ ETF’s or Russell 2000 ETF’s share price, as applicable, at the outset of the Outcome Period. If the QQQ ETF’s or Russell 2000 ETF’s share price increases in value over the duration of the Outcome Period, the Fund will exercise the option and realize a gain approximately equal to the difference in the value of the QQQ ETF’s or Russell 2000 ETF’s share price, as applicable, at the outset of the Outcome Period and the value of its share price at the conclusion of the Outcome Period. If the QQQ ETF’s or Russell 2000 ETF’s share price decreases in value, the Fund will not exercise the applicable option and it will expire worthless. This is the mechanism by which the Fund participates in any gains experienced by the QQQ ETF and Russell 2000 ETF, but will not participate in losses experienced by the QQQ ETF or Russell 2000 ETF, when measured from the beginning to the end of the Outcome Period. However, as a purchaser of a call option, the Fund is obligated to pay a premium to the seller. Because the Fund’s principal investment strategy is designed so that all premiums that the Fund must pay in connection with its FLEX Options positions must be offset by premiums it receives in connection with its FLEX Options positions, the Fund will sell a call option entitling the Fund to receive a premium equal to the premium it must pay in connection with its purchased call option. The strike price of this FLEX Option relative to the QQQ ETF’s or Russell 2000 ETF’s share price, as applicable, determines the applicable Underlying ETF Cap.

Fund Rebalance.  The Fund is a continuous investment vehicle.  It does not terminate and distribute its assets at the conclusion of each Outcome Period.  On the termination date of an Outcome Period, the Sub-Adviser will invest in a new set of FLEX Options and another Outcome Period will commence.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will alert existing shareholders that an Outcome Period is approaching its conclusion and disclose the anticipated ranges for the Fund’s Underlying ETF Caps and Cumulative Fund Cap for the next Outcome Period.  Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Underlying ETF Caps and Cumulative Fund Cap (both gross and net of the unitary management fee) for the next Outcome Period.  This information will be available on the Fund’s website, www.innovatoretfs.com/tsja, which also provides information relating to the Outcomes, including the Fund’s position relative to the Underlying ETF Caps and Cumulative Fund Cap, of an investment in the Fund on a daily basis.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved.

Capped Upside Return Risk. The Fund’s strategy seeks to provide returns that are subject to the Underlying ETF Caps and Cumulative Fund Cap. In the event that an Underlying ETF experiences gains in excess of its applicable Underlying ETF Cap over the duration of the Outcome Period, the Fund will not participate in those excess gains. Because the Fund’s strategy provides capped exposure to three Underlying ETFs, the Underlying ETF Caps (and thus the Cumulative Fund Cap) may be lower than if the Fund provided capped exposure to only a single reference asset. The Fund’s strategy seeks to provide the Outcomes if Shares are bought on the day on which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Shares after the date on which the FLEX Options were entered into and the Fund has risen in value to a level near to an Underlying ETF Cap, there may be little or no ability for that investor to experience an investment gain on their Shares relating to that Underlying ETF.

FLEX Options Risk. The Fund will utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. In connection with the creation and redemption of Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Fund at prices that reflect the market price of the Shares, the Fund’s NAV and, in turn the share price of the Fund, could be negatively impacted. The Fund may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless.

FLEX Options Performance Risk. The Fund’s overall performance will be based upon the price returns of multiple Underlying ETFs, subject to each Underlying ETF Cap. During an Outcome Period, in the event each Underlying ETF’s share price increases, or one or more Underlying ETFs’ share price increase offsets any decrease in the other Underlying ETFs, the Fund’s NAV is expected to increase. Similarly, during an Outcome Period, if each Underlying ETF’s share price decreases, or one or more Underlying ETF’s share price decrease offsets any increase in the other Underlying ETFs, the Fund’s NAV is expected to decrease. The value of the underlying FLEX Options will be affected by, among others, changes in an Underlying ETF’s share price, changes in interest rates, changes in the actual and implied volatility of an Underlying ETF, and the remaining time to until the FLEX Options expire. The value of the FLEX Options will likely not increase or decrease at the same rate as an Underlying ETF’s share price on a day-to-day basis (although they generally move in the same direction). As such, the Fund’s NAV will likely not increase or decrease at the same rate as the Underlying ETFs’ cumulative returns on a day-to-day basis. However, as a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of an Underlying ETF.

Options Risk. The use of option contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, changes in interest or currency exchange rates, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. There may at times be an imperfect correlation between the movement in values option contracts and the reference asset, and there may at times not be a liquid secondary market for certain option contracts.

Clearing Member Default Risk. Transactions in some types of derivatives, including FLEX Options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for FLEX Options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Outcome Period Risk. The Fund’s investment strategy is designed to deliver returns that match those of each Underlying ETF’s share price if Shares are held from the time the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, the returns realized by the investor will not match those that the Fund seeks to provide.

Underlying ETFs Risk. Because the value of the FLEX Options held by the Fund are based on the value of the Underlying ETFs, the Fund’s investment performance largely depends on the investment performance and associated risks of the Underlying ETFs. The Underlying ETFs are subject to many of the same structural risks as the Fund that are described in more detail herein, such as Authorized Participant Concentration Risk, Fluctuation of Net Asset Value Risk, Market Maker Risk, Market Risk, Operational Risk and Trading Issues Risk. However, the risks of investing in an ETF also include the risks associated with the underlying investments held by such ETF. To the extent the Underlying ETFs concentrate (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. As such, the Fund may be subject to the following risks as a result of its exposure to the Underlying ETFs through its usage of FLEX Options:

Equity Securities Risk. The Underlying ETFs invest in equity securities, and therefore the Fund has exposure to the equity securities markets due to its investment in FLEX Options that reference the Underlying ETFs. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates. The value of shares will fluctuate with changes in the value of the equity securities the Underlying ETFs invest in.

Information Technology Companies Risk. Certain of the Underlying ETFs invest significantly in information technology companies, which results in the Fund having significant exposure to such companies through its exposure to the Underlying ETFs by virtue of its usage of FLEX Options. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

Large Capitalization Companies Risk. Certain of the Underlying ETFs invest in the securities of large capitalization companies, which results in the Fund having significant exposure to such companies through its exposure to the Underlying ETFs by virtue of its usage of FLEX Options. Large capitalization companies may grow at a slower rate and be less able to adapt to changing market conditions than smaller capitalization companies. Thus, the return on investment in securities of large capitalization companies may be less than the return on investment in securities of small and/or mid capitalization companies. The performance of large capitalization companies also tends to trail the overall market during different market cycles.

Smaller Companies Risk. Certain of the Underlying ETFs invest in the securities of small and/or mid capitalization companies, which results in the Fund having significant exposure to such companies through its exposure to the Underlying ETFs by virtue of its usage of FLEX Options. Small and/or mid capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, fewer products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. As a FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the Underlying ETFs. However, prior to the expiration date, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying ETFs. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options include interest rate changes and implied volatility levels of the Underlying ETFs, among others. The value of the FLEX Options held by the Fund typically do not increase or decrease at the same level as the Underlying ETFs’ share price on a day-to-day basis due to these factors (although they generally move in the same direction).

Investment Objective Risk. Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy or (iv) adverse tax law changes affecting the treatment of FLEX Options.

Upside Participation Risk. There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with a total return that matches the increase of the Underlying ETFs over the Outcome Period, subject to a maximum return imposed by each Underlying ETF’s Cap. In the event an investor purchases Shares after the FLEX Options were entered into or does not stay invested in the Fund for the entirety of the Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Cap Change Risk. The Underlying ETF Caps and Cumulative Fund Cap are established at the beginning of each Outcome Period and are dependent on prevailing market conditions. As such, an Underlying ETF Cap (and thus the Cumulative Fund Cap) may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of FLEX Options or other assets may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Liquidity Risk. In the event that trading in the underlying FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities, including certain non-customized options. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options becomes more difficult and the judgment of the Fund’s investment adviser (employing the fair value procedures adopted by the Board of Trustees of the Trust (the “Board”)) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the calculation of the Underlying ETF Caps and Cumulative Fund Cap, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and its investment adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and in greater than normal intra-day bid-ask spreads for Shares.

Trading Issues Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Shares trade on the Exchange at market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem “Creation Units” (large blocks of a specified number of Shares), Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting.

Counterparty Risk. Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. Counterparty risk may arise because of the counterparty’s financial condition, market activities, or for other reasons. The Fund may be unable to recover its investment from the counterparty or may obtain a limited and/or delayed recovery. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

Fluctuation of Net Asset Value Risk. The Fund’s Shares trade on the Exchange at their market price rather than their NAV. The market price may be at, above or below the Fund’s NAV. Differences in market price and NAV may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV.

Cash Transactions Risk. The Fund may effectuate all or a portion of its creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions only on an in-kind basis. ETFs are able to make in-kind redemptions to avoid being taxed on gains on the distributed portfolio securities at the fund level. A fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the fund will generally cause such fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities only in-kind. The Fund intends to distribute gains that arise by virtue of creations and redemptions being effectuated in cash to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than if they had made an investment in another ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of Fund Shares than for ETFs that distribute portfolio securities in-kind. The Fund’s use of cash for creations and redemptions could also result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective.

Cyber Security Risk. As the use of Internet technology has become more prevalent in the course of business, the investment industry has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code. However, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Code. If, in any year, the Fund fails to qualify as a RIC under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain options on an ETF may not qualify as “Section 1256 contracts” under Section 1256 of the Code, and disposition of such options will likely result in short-term capital gains or losses. The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund could lose its own status as a RIC. In the event that a shareholder purchases Shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV as well as the average annual Fund returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compare to those of the following broad-based market indices: the S&P 500 Total Return Index, the S&P 500 Price Return Index the Russell 2000® Price Return Index and the NASDAQ 100® Price Return Index. Both the S&P 500 Total Return Index and the S&P 500 Price Return Index have the same constituents in the same weights. However, the S&P 500 Total Return Index assumes that any dividends paid out by index constituents have been reinvested in the index and the S&P 500 Price Return Index, which measures only the price movements of index constituents, does not. Although the Outcomes the Fund seeks to provide are based upon the price performance of the Underlying ETFs the returns of the S&P 500 Total Return Index have been provided in accordance with the requirements of Form N-1A of the 1940 Act. The Fund’s performance information is accessible on the Fund’s website at www.innovatoretfs.com.

The Fund’s highest quarterly return was 5.78% (quarter ended March 31, 2021) and the Fund’s lowest quarterly return was 0.68% (quarter ended September 30, 2021).

Average Annual Total Return as of December 31, 2021

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.innovatoretfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2021
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.78%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2021
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.68%
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Innovator Triple Stacker ETF - January | Innovator Triple Stacker ETF - January
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.79%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.79%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 81
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	252
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	439
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 978
1 Year	rr_AverageAnnualReturnYear01	17.23%
Since Inception	rr_AverageAnnualReturnSinceInception	17.23%
Innovator Triple Stacker ETF - January | Innovator Triple Stacker ETF - January | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	17.23%
Since Inception	rr_AverageAnnualReturnSinceInception	17.23%
Innovator Triple Stacker ETF - January | Innovator Triple Stacker ETF - January | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.20%
Since Inception	rr_AverageAnnualReturnSinceInception	10.20%
Innovator Triple Stacker ETF - January | Innovator Triple Stacker ETF - January | N A S D A Q 100 Price Return Index [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.63%
Since Inception	rr_AverageAnnualReturnSinceInception	26.63%
Innovator Triple Stacker ETF - January | Innovator Triple Stacker ETF - January | S P 500 Total Return Index [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	28.71%
Since Inception	rr_AverageAnnualReturnSinceInception	28.71%
Innovator Triple Stacker ETF - January | Innovator Triple Stacker ETF - January | S P 500 Price Return Index [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.89%
Since Inception	rr_AverageAnnualReturnSinceInception	26.89%
Innovator Triple Stacker ETF - January | Innovator Triple Stacker ETF - January | Russell 2000 Price Return Index [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.70%
Since Inception	rr_AverageAnnualReturnSinceInception	13.70%
Innovator Double Stacker 9 Buffer ETF - October
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DBOC
Risk/Return [Heading]	rr_RiskReturnHeading	Innovator Double Stacker 9 Buffer ETF™ – October
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to provide investors with returns that match those of the SPDR® S&P 500® ETF Trust, up to the upside cap of 5.42% (prior to taking into account management fees and other fees) and 5.02% (after taking into account management fees) while providing a buffer against the first 9% (prior to taking into account management fees and other fees) and 8.21% (after taking into account management fees) of SPDR® S&P 500® ETF Trust losses, over the period from October 1, 2021 to September 30, 2022. The Fund also seeks to provide investors with any positive returns of the Invesco QQQ TrustSM, Series 1, up to the upside cap of 5.42% (prior to taking into account management fees and other fees) and 5.02% (after taking into account management fees) over the period from October 1, 2021 to September 30, 2022.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal year ended October 31, 2021, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

General Strategy Description. The Fund will invest substantially all of its assets in a portfolio of FLexible EXchange® Options (“FLEX Options”) that reference both the SPDR® S&P 500® ETF Trust (“S&P 500 ETF”) and the Invesco QQQ TrustSM, Series 1 (the “QQQ ETF,” and together with the S&P 500 ETF, the “Underlying ETFs”). Each Underlying ETF is an exchange-traded fund registered under the Investment Company Act of 1940 (the “1940 Act”). The S&P 500 ETF seeks to track the investment results of the S&P 500 Index, a large-cap, market-weighted, U.S. equities index that tracks the performance of 500 leading companies in leading industries. The QQQ ETF seeks to track the investment results of the NASDAQ-100 Index, a modified market capitalization-weighted index composed of the 100 largest (by market capitalization) domestic and international non-financial companies listed on the NASDAQ Stock Market, LLC. To the extent the Underlying ETFs concentrate (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. Through its use of FLEX Options on the Underlying ETFs, the Fund has significant exposure to information technology companies.

Additional information about the Underlying ETFs is set forth in the section entitled “Additional Information Regarding the Fund’s Principal Investment Strategies.” Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund.

In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price. FLEX Options are exchange-traded options contracts with uniquely customizable terms. Although guaranteed for settlement by the Options Clearing Corporation (the “OCC”), FLEX Options are still subject to counterparty risk with the OCC and may be less liquid than more traditional exchange-traded options. Each of the FLEX Options purchased and sold throughout the Outcome Period will have the same terms (i.e., strike price and expiration) as the corresponding FLEX Options purchased and sold at the outset of the Outcome Period. A detailed explanation regarding the terms of the FLEX Options and the mechanics of the Fund’s strategy can be found below and in the section entitled “Additional Information About the Fund’s Principal Investment Strategies.”

The pre-determined outcomes sought by the Fund, which includes the upside return caps discussed below (the “Outcomes”), are based upon the performance of each Underlying ETF’s share price over successive approximately one-year periods (each, an “Outcome Period”). The start and end dates of an Outcome Period correspond to the date on which the Fund entered into the FLEX Options comprising its portfolio and the date on which those FLEX Options expire. Upon the conclusion of the Outcome Period, the Fund will receive the cash value of all the FLEX Options it held for the prior Outcome Period. It will then invest in a new series of FLEX Options with an expiration date in approximately one year, and a new Outcome Period will begin. The current Outcome Period is from October 1, 2021 through September 30, 2022. Each subsequent Outcome Period is expected to begin on the first day of October and conclude on the last day of September. The Outcomes may only be realized by investors who continuously hold Shares from the commencement of the Outcome Period until its conclusion. Investors who purchase Shares after the Outcome Period has begun, or sell Shares prior to the Outcome Period’s conclusion, may experience investment returns very different from those that the Fund seeks to provide.

The Outcomes. The Fund seeks to provide returns based upon the price performance of the S&P 500 ETF, up to a cap on upside returns and subject to a buffer, over the duration of the Outcome Period (the “S&P 500 ETF Returns”). The Fund also seeks to supplement the S&P 500 ETF Returns with any gains experienced by the QQQ ETF, up to a cap on upside returns, over the duration of the Outcome Period (the “QQQ ETF Returns”). The Fund seeks to experience performance over the duration of the Outcome Period equal to the sum of the S&P 500 ETF Returns and the QQQ ETF Returns. There is no guarantee that the Fund will successfully provide the Outcomes.

S&P 500 ETF Returns. If the S&P 500 ETF’s share price increases in value over the duration of the Outcome Period, the Fund seeks to experience an increase in value that approximately matches the increase experienced by the S&P 500 ETF, subject to an upside return cap discussed in greater detail below. If the S&P 500 ETF’s share price decreases in value over the duration of the Outcome Period, the Fund seeks to experience a decrease in value that approximately matches the decrease experienced by the S&P 500 ETF, subject to a buffer against of up to 9% of S&P 500 ETF losses (the “Buffer”). The Fund will participate in all S&P 500 ETF losses of greater than 9% on a one-to-one basis.

QQQ ETF Returns. If the QQQ ETF’s share price increases in value over the duration of the Outcome Period, the Fund seeks to experience an increase in value that approximately matches the increase experienced by the QQQ ETF, subject to an upside return cap discussed in greater detail below. The Fund’s net asset value (“NAV”) will not participate in any decreases in value experienced by the QQQ ETF when measured from the beginning to the end of the Outcome Period.

If the QQQ ETF’s share price decreases in value over the course of an entire Outcome Period, the Fund’s overall performance will be approximately the S&P 500 ETF Return for the Outcome Period. For an investor that purchases Fund Shares during an Outcome Period after the QQQ ETF has increased in value, in the event that the QQQ ETF’s share price was to subsequently decrease in value after an increase in its respective value, that decrease would also be reflected in the Fund’s NAV.

The hypothetical graphical illustration provided below is designed to illustrate the Outcomes based upon the hypothetical performances of the Underlying ETFs for a shareholder that holds Fund Shares for the entirety of the Outcome Period. Additional hypothetical graphical representations of the Outcomes are provided in “Additional Information Regarding the Fund’s Principal Investment Strategies.” There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period. The returns that the Fund seeks to provide do not include the costs associated with purchasing Fund Shares and certain expenses incurred by the Fund.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to provide over an Outcome Period, based upon the performance of the S&P 500 ETF from -100% to 100% and using corresponding examples of performance of the other Underlying ETF.  The table is provided for illustrative purposes and does not provide every possible performance scenario for Shares over the course of an Outcome Period.  There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period. The performance examples of the QQQ ETF that correspond to each hypothetical S&P 500 ETF performance example are also hypothetical and are provided solely as illustrations of the Fund’s performance when the two Underlying ETFs perform at various levels over an Outcome Period and does not purport to be representative of how each Underlying ETF will in fact perform in relation to each other. There is no guarantee that the Fund will be successful in its attempt to provide buffered returns. The table is not intended to predict or project the performance of the Underlying ETFs, FLEX Options or the Fund. Fund shareholders should not take this information as an assurance of the expected performance of any of the Underlying ETFs or return on the Fund’s Shares. The actual overall performance of the Fund will vary with fluctuations in the value of the FLEX Options during the Outcome Period, among other factors. Please refer to the Fund’s website, www.innovatoretfs.com/dboc, which provides updated information relating to this table on a daily basis throughout the Outcome Period.

Double Stacker 9 Buffer – October 10.84% Cumulative Fund Cap (5.42% Underlying ETF Caps)

SPY Price Performance	(100)%	(50)%	(20)%	(10)%	(5)%	0%	5%	10%	15%	20%	50%	100%
QQQ Price Performance	(100)%	(60)%	(35)%	(15)%	(15)%	5%	15%	15%	30%	35%	60%	100%
Innovator Double Stacker 9 Buffer ETF™ – October Performance[1]	(91)%	(41)%	(11)%	(1)%	0%	5%	10.42%	10.84%*	10.84%*	10.84%*	10.84%*	10.84%*
SPY Leg Performance[2]	(91)%	(41)%	(11)%	(1)%	0%	0%	5%	5.42%	5.42%	5.42%	5.42%	5.42%
QQQ Leg Performance[2]	0%	0%	0%	0%	0%	5%	5.42%	5.42%	5.42%	5.42%	5.42%	5.42%
*

The Cumulative Fund Cap is set on the first day of the Outcome Period and is 10.84% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Cumulative Fund Cap is 10.05%. The Fund’s annual management fee of 0.79% of the Fund’s average daily net assets, any shareholder transaction fees and any extraordinary expenses incurred by the Fund will have the effect of reducing the Buffer amount for Fund shareholders.

[1]

The performance of the Fund over the Outcome Period is the result of the Fund providing returns that match the S&P 500 ETF and any gains experienced by the QQQ ETF. However, the Fund will not participate in any losses experienced by the QQQ ETF over the duration of an Outcome Period. For example, if hypothetically the S&P 500 ETF’s share price decreases by 10% and the QQQ ETF’s share price decreases by 15% over the duration of an Outcome Period, the Fund will participate in the losses of the S&P 500 ETF, but not the losses of the QQQ ETF, which would result in a net Fund loss of 1% over the duration of the Outcome Period after taking into consideration the Buffer.

[2]	The “Leg Performance” represents the change in the performance of the Fund for an Outcome Period that is a result of the Underlying ETF’s performance for such Outcome Period.

The Outcome Period. The Outcomes sought by the Fund are based upon the Fund’s NAV on the first day of the Outcome Period. The Outcome Period begins on the day the FLEX Options are entered into and ends on the day they expire. Each FLEX Option’s value is ultimately derived from the performance of the applicable Underlying ETF over the duration of the Outcome Period. Because the terms of the FLEX Options don’t change, the Buffer relates to the Fund’s NAV on the first day of the Outcome Period. A shareholder that purchases Shares after the commencement of the Outcome Period will likely have purchased Shares at a different NAV than the NAV on the first day of the Outcome Period (the NAV upon which the Outcomes are based) and may experience investment outcomes very different from those sought by the Fund. A shareholder that sells Shares prior to the end of the Outcome Period may also experience investment outcomes very different from those sought by the Fund. To achieve the Outcomes sought by the Fund for the Outcome Period, an investor must be holding Shares on the day that the Fund enters into the FLEX Options and on the day those FLEX Options expire. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes.

The Fund’s assets will be principally composed of FLEX Options, the value of which is derived from the performance of the underlying reference asset, the applicable Underlying ETF’s share price. However, because a component of an option’s value is the number of days remaining until its expiration, during the Outcome Period, the Fund’s NAV will not directly correlate on a day-to-day basis with the returns experienced by the Underlying ETF. While the Fund’s investment sub-advisor, Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”), generally anticipates that the Fund’s NAV will move in the same direction as the Underlying ETF’s share price. For example, during an Outcome Period, the Fund’s NAV is expected to increase if each Underlying ETF’s share price increases or one of the Underlying ETF’s share price increase offsets any decrease in the other Underlying ETF. Similarly, during an Outcome Period, the Fund’s NAV is expected to decrease if each Underlying ETF’s share price decreases or one of the Underlying ETF’s share price decrease offsets any increase in the other Underlying ETF. However, the Fund’s NAV will not directly correlate on a day-to-day basis with the returns experienced by the Underlying ETFs because a component of an Underlying ETF’s value is the number of days remaining until the expiration of the FLEX Options during the Outcome Period. Similarly, the amount of time remaining until the end of the Outcome Period also affects the impact of the Buffer on the Fund’s NAV, which may not be in full effect prior to the end of the Outcome Period. The Fund’s strategy is designed to produce the Outcomes upon the expiration of the FLEX Options on the last day of the Outcome Period and it should not be expected that the Outcomes will be provided at any point prior to that time.

While the Fund will not participate in any QQQ ETF losses when measured from the beginning to the end of an Outcome Period as whole, a decrease in the value of the QQQ ETF’s share price may cause a decrease in the Fund’s NAV while an Outcome Period is on-going. In the event an Outcome Period has begun, and the QQQ ETF’s share price has increased in value, such an increase will be reflected in the value of the Fund’s purchased call option on the QQQ ETF. Accordingly, in the event that the QQQ ETF’s share price was to subsequently decrease in value, that decrease would also be reflected in the value of that option, and therefore the Fund’s NAV. An investor that purchases Fund Shares after the QQQ ETF has increased in value may be negatively affected by future decreases.

Upside Return Caps. The extent to which the Fund will participate in gains experienced by the S&P 500 ETF and QQQ ETF is subject to an upside return cap (the “S&P 500 ETF Cap” and “QQQ ETF Cap,” respectively, and together, the “Underlying ETF Caps”) that each represents the maximum percentage return the Fund can achieve from its FLEX Options that reference the S&P 500 ETF and QQQ ETF, respectively, for the duration of the Outcome Period. Therefore, even though the Fund’s returns are based upon the performance of each Underlying ETF’s share price, if an Underlying ETF experiences returns for the Outcome Period in excess of its Underlying ETF Cap, the Fund will not experience those excess gains. The sum of the S&P 500 ETF Cap and QQQ ETF Cap represents the maximum percentage return the Fund itself can experience for the Outcome Period (the “Cumulative Fund Cap”). The Underlying ETF Caps and Cumulative Fund Cap should be considered before investing in the Fund. If an investor is considering purchasing Shares during the Outcome Period, and the Fund has already increased in value to a level near to the Cumulative Fund Cap, an investor purchasing Shares at that price has limited to no gains available for the remainder of the Outcome Period but remains vulnerable to significant downside risks. The Underlying ETF Caps and Cumulative Fund Cap may rise or fall from one Outcome Period to the next.

The Underlying ETF Caps and Cumulative Fund Cap will be determined on the first day of the Outcome Period based upon prevailing market conditions. For the current Outcome Period, the Underlying ETF Caps and Cumulative Fund Cap are set forth below, prior to taking into account any fees or expenses charged to shareholders.

• The S&P 500 ETF Cap is 5.42%.

• The QQQ ETF Cap is 5.42%.

• The Cumulative Fund Cap is 10.84%.

When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Underlying ETF Caps and Cumulative Fund Cap are revised downwards accordingly as set forth below and will be further reduced by any shareholder transaction fees and any extraordinary expenses incurred by the Fund.

• The S&P 500 ETF Cap is 5.02%.

• The QQQ ETF Cap is 5.02%.

• The Cumulative Fund Cap is 10.05%.

The occurrence of the Underlying ETF Caps (and therefore, the Cumulative Fund Cap, which is the sum of the Underlying ETF Caps) is a result of the design of the Fund’s principal investment strategy and the properties of the FLEX Options that comprise its portfolio. In order to provide the Buffer (which is described in detail below), the Fund, at the outset of the Outcome Period, purchases a put option on the S&P 500 ETF with a strike price approximately equal to the S&P 500 ETF’s share price at the outset of the Outcome Period. At the same time, it sells a put option on the S&P 500 ETF with a strike price approximately equal to 91% of the S&P 500 ETF’s share price at the outset of the Outcome Period. As a purchaser of a put option, the Fund is obligated to pay a premium to the seller. However, the Fund will also receive a premium in connection with its sale of a put option. Nonetheless, the amount of the premium that the Fund must pay in connection with its purchase of the put option will exceed the amount of the premium that the Fund will receive in connection with its sale of the put option. Because the Fund’s principal investment strategy is designed so that all premiums that the Fund must pay in connection with its FLEX Options positions must be offset by premiums it receives in connection with its FLEX Options positions, the Fund will sell a call option entitling the Fund to receive a premium equal to the difference between the premium the Fund must pay and the premium it receives from the FLEX Options that establish the Buffer. The strike price of this FLEX Option relative to the S&P 500 ETF’s share price determines the S&P 500 ETF Cap.

At the outset of the Outcome Period, the Fund also purchases a call option on the QQQ ETF with a strike price approximately equal to the QQQ ETF’s share price at the outset of the Outcome Period. If the QQQ ETF’s share price increases in value over the duration of the Outcome Period, the Fund will exercise the option and realize a gain approximately equal to the difference in the value of the QQQ ETF’s share price at the outset of the Outcome Period and the value of its share price at the conclusion of the Outcome Period. If the QQQ ETF’s share price decreases in value, the Fund will not exercise the option and it will expire worthless. This is the mechanism by which the Fund participates in any gains experienced by the QQQ ETF, but will not participate in losses experienced by the QQQ ETF, when measured from the beginning to the end of the Outcome Period. However, as a purchaser of a call option, the Fund is obligated to pay a premium to the seller. Because the Fund’s principal investment strategy is designed so that all premiums that the Fund must pay in connection with its FLEX Options positions must be offset by premiums it receives in connection with its FLEX Options positions, the Fund will sell a call option entitling the Fund to receive a premium equal to the premium it must pay in connection with its purchased call option. The strike price of this FLEX Option relative to the QQQ ETF’s share price determines the QQQ ETF Cap.

Buffer. If the S&P 500 ETF’s share price decreases in value over the duration of the Outcome Period, the Fund’s strategy has been designed such that the Fund will experience a decrease in value that approximately matches the decrease experienced by the S&P 500 ETF, subject to the 9% Buffer. The Buffer is designed to be operative against the first 9% of losses experienced by the S&P 500 ETF. This means that if the S&P 500 ETF’s share price decreases in value by up to 9% over the duration of the Outcome Period, the Fund seeks not to participate in any of those losses. However, if the S&P 500 ETF experiences losses in excess of 9% over the duration of the Outcome Period, the Fund will participate in all losses exceeding 9% on a one-to-one basis. Therefore, if the S&P 500 ETF’s share price experienced a decrease in value of 9% over the duration of the Outcome Period, the Fund seeks not to participate in any of those losses. However, if the S&P 500 ETF’s share price were to experience a decrease in value of 10%, the Fund’s strategy is designed such that the Fund would be expected to experience a corresponding decrease in value of 1%. There is no guarantee that the Fund will be successful in its attempt to provide buffered returns.

At the outset of the Outcome Period, the Fund creates the Buffer by purchasing a put option on the S&P 500 ETF at approximately the S&P 500 ETF’s current strike price and selling a put option on the S&P 500 ETF at approximately 91% of the S&P 500 ETF’s current strike price. As the purchaser of a put option, at the expiration of the option (which is therefore the last day of the Outcome Period), the Fund has the right to sell the S&P 500 ETF back to the seller at a price equal to the S&P 500 ETF’s share price at the outset of the Outcome Period. The Fund will exercise this option if the S&P 500 ETF’s share price at the conclusion of the Outcome Period is less than it was at the outset of the Outcome Period. When the trade is settled, the Fund would experience a gain from this position approximately equal to the difference between the S&P 500 ETF’s share price at the outset of the Outcome Period and its value at conclusion of the Outcome Period.

As the seller of a put option on the S&P 500 ETF at approximately 91% of the S&P 500 ETF’s current strike price, the purchaser of that put option has the right to sell the S&P 500 ETF back to the seller at a price equal to 91% S&P 500 ETF’s share price at the outset of the Outcome Period. The purchaser will exercise this option if the S&P 500 ETF’s share price at the conclusion of the Outcome Period is less than 91% of what it was at the outset of the Outcome Period.

Therefore, if the S&P 500 ETF’s share price has decreased in value over the duration of the Outcome Period, but by less than 9%, the Fund’s purchased put option will be “in-the-money” and entitle the Fund to receive cash equal to the difference in value of the S&P 500 ETF’s share price at the onset of the Outcome Period and the value of the S&P 500 ETF’s share price at the conclusion of the Outcome Period. Yet, the put option sold by the Fund will not be “in-the-money” and will expire worthless. If the S&P 500 ETF’s share price has decreased in value, but by greater than 9%, the Fund’s purchased put option will once again be in-the-money and entitle it to receive the value of the S&P 500 ETF at the outset of the Outcome Period. However, in this instance, the put option sold by the Fund will also be in-the-money and the Fund will be required to purchase the S&P 500 ETF at 91% of its share price at the outset of the Outcome Period. Cumulatively, this means that for Outcome Periods in which the S&P 500 ETF’s share price decreases by greater than 9%, the Fund will experience a loss in value approximately 9% less than the loss experienced by the S&P 500 ETF. There is no guarantee that the Fund will successfully provide the Buffer. The Buffer is provided prior to taking into account annual Fund management fees, transaction fees and any extraordinary expenses incurred by the Fund. These fees and any expenses will have the effect of reducing the Buffer amount for Fund shareholders for an Outcome Period. When the Fund’s annual management fee equal to 0.79% of the Fund’s daily net assets is taken into account, the net Buffer for an Outcome Period is 8.21%. The Fund’s strategy is designed to produce the Outcomes upon the expiration of its FLEX Options investments on the last day of the Outcome Period. It should not be expected that the Outcomes, including the net effect of the Fund’s annual management fee on the Cap and Buffer, will be provided at any point prior to the last day of the Outcome Period.

Fund Rebalance.  The Fund is a continuous investment vehicle.  It does not terminate and distribute its assets at the conclusion of each Outcome Period.  On the termination date of an Outcome Period, the Sub-Adviser will invest in a new set of FLEX Options and another Outcome Period will commence.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will alert existing shareholders that an Outcome Period is approaching its conclusion and disclose the anticipated ranges for the Fund’s Underlying ETF Caps and Cumulative Fund Cap for the next Outcome Period.  Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Underlying ETF Caps and Cumulative Fund Cap (both gross and net of the unitary management fee) for the next Outcome Period.  This information will be available on the Fund’s website, www.innovatoretfs.com/dboc, which also provides information relating to the Outcomes, including the Fund’s position relative to the Underlying ETF Caps and Cumulative Fund Cap, of an investment in the Fund on a daily basis.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved.

Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to provide buffer protection against the first 9% of S&P 500 ETF losses. Investors who purchase Shares after the Fund has entered into the FLEX Options, or sells their Shares prior to the expiration of those FLEX Options, may not benefit from the Buffer. The Fund does not provide principal protection or non-principal protection, and an investor may experience significant losses on its investment, including the loss of its entire investment.

Capped Upside Return Risk. The Fund’s strategy seeks to provide returns that are subject to the Underlying ETF Caps and Cumulative Fund Cap. In the event that an Underlying ETF experiences gains in excess of its applicable Underlying ETF Cap over the duration of the Outcome Period, the Fund will not participate in those excess gains. Because the Fund’s strategy provides capped exposure to two Underlying ETFs, the Underlying ETF Caps (and thus the Cumulative Fund Cap) may be lower than if the Fund provided capped exposure to only a single reference asset. The Fund’s strategy seeks to provide the Outcomes if Shares are bought on the day on which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Shares after the date on which the FLEX Options were entered into and the Fund has risen in value to a level near to an Underlying ETF Cap, there may be little or no ability for that investor to experience an investment gain on their Shares relating to that Underlying ETF.

FLEX Options Risk. The Fund will utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. In connection with the creation and redemption of Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Fund at prices that reflect the market price of the Shares, the Fund’s NAV and, in turn the share price of the Fund, could be negatively impacted. The Fund may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless.

FLEX Options Performance Risk. The Fund’s overall performance will be based upon the price returns of multiple Underlying ETFs, subject to each Underlying ETF Cap. During an Outcome Period, in the event each Underlying ETF’s share price increases, or one or more Underlying ETFs’ share price increase offsets any decrease in the other Underlying ETFs, the Fund’s NAV is expected to increase. Similarly, during an Outcome Period, if each Underlying ETF’s share price decreases, or one or more Underlying ETF’s share price decrease offsets any increase in the other Underlying ETFs, the Fund’s NAV is expected to decrease. The value of the underlying FLEX Options will be affected by, among others, changes in an Underlying ETF’s share price, changes in interest rates, changes in the actual and implied volatility of an Underlying ETF, and the remaining time to until the FLEX Options expire. The value of the FLEX Options will likely not increase or decrease at the same rate as an Underlying ETF’s share price on a day-to-day basis (although they generally move in the same direction). As such, the Fund’s NAV will likely not increase or decrease at the same rate as the Underlying ETFs’ cumulative returns on a day-to-day basis. However, as a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of an Underlying ETF.

Options Risk. The use of option contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, changes in interest or currency exchange rates, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. There may at times be an imperfect correlation between the movement in values option contracts and the reference asset, and there may at times not be a liquid secondary market for certain option contracts.

Clearing Member Default Risk. Transactions in some types of derivatives, including FLEX Options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for FLEX Options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Outcome Period Risk. The Fund’s investment strategy is designed to deliver returns that match those of each Underlying ETF’s share price if Shares are held from the time the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, the returns realized by the investor will not match those that the Fund seeks to provide.

Underlying ETFs Risk. Because the value of the FLEX Options held by the Fund are based on the value of the Underlying ETFs, the Fund’s investment performance largely depends on the investment performance and associated risks of the Underlying ETFs. The Underlying ETFs are subject to many of the same structural risks as the Fund that are described in more detail herein, such as Authorized Participant Concentration Risk, Fluctuation of Net Asset Value Risk, Market Maker Risk, Market Risk, Operational Risk and Trading Issues Risk. However, the risks of investing in an ETF also include the risks associated with the underlying investments held by such ETF. To the extent the Underlying ETFs concentrate (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. As such, the Fund may be subject to the following risks as a result of its exposure to the Underlying ETFs through its usage of FLEX Options:

Equity Securities Risk. The Underlying ETFs invest in equity securities, and therefore the Fund has exposure to the equity securities markets due to its investment in FLEX Options that reference the Underlying ETFs. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates. The value of shares will fluctuate with changes in the value of the equity securities the Underlying ETFs invest in.

Information Technology Companies Risk. The Underlying ETFs invest significantly in information technology companies, which results in the Fund having significant exposure to such companies through its exposure to the Underlying ETFs by virtue of its usage of FLEX Options. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

Large Capitalization Companies Risk. The Underlying ETFs invest in the securities of large capitalization companies, which results in the Fund having significant exposure to such companies through its exposure to the Underlying ETFs by virtue of its usage of FLEX Options. Large capitalization companies may grow at a slower rate and be less able to adapt to changing market conditions than smaller capitalization companies. Thus, the return on investment in securities of large capitalization companies may be less than the return on investment in securities of small and/or mid capitalization companies. The performance of large capitalization companies also tends to trail the overall market during different market cycles.

Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. As a FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the Underlying ETFs. However, prior to the expiration date, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying ETFs. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options include interest rate changes and implied volatility levels of the Underlying ETFs, among others. The value of the FLEX Options held by the Fund typically do not increase or decrease at the same level as the Underlying ETFs’ share price on a day-to-day basis due to these factors (although they generally move in the same direction).

Investment Objective Risk. Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy or (iv) adverse tax law changes affecting the treatment of FLEX Options.

Upside Participation Risk. There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with a total return that matches the increase of the Underlying ETFs over the Outcome Period, subject to a maximum return imposed by each Underlying ETF’s Cap. In the event an investor purchases Shares after the FLEX Options were entered into or does not stay invested in the Fund for the entirety of the Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Cap Change Risk. The Underlying ETF Caps and Cumulative Fund Cap are established at the beginning of each Outcome Period and are dependent on prevailing market conditions. As such, an Underlying ETF Cap (and thus the Cumulative Fund Cap) may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of FLEX Options or other assets may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Liquidity Risk. In the event that trading in the underlying FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities, including certain non-customized options. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options becomes more difficult and the judgment of the Fund’s investment adviser (employing the fair value procedures adopted by the Board of Trustees of the Trust (the “Board”)) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the calculation of the Underlying ETF Caps and Cumulative Fund Cap, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and its investment adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and in greater than normal intra-day bid-ask spreads for Shares.

Trading Issues Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Shares trade on the Exchange at market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem “Creation Units” (large blocks of a specified number of Shares), Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting.

Counterparty Risk. Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. Counterparty risk may arise because of the counterparty’s financial condition, market activities, or for other reasons. The Fund may be unable to recover its investment from the counterparty or may obtain a limited and/or delayed recovery. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

Fluctuation of Net Asset Value Risk. The Fund’s Shares trade on the Exchange at their market price rather than their NAV. The market price may be at, above or below the Fund’s NAV. Differences in market price and NAV may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV.

Cash Transactions Risk. The Fund may effectuate all or a portion of its creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions only on an in-kind basis. ETFs are able to make in-kind redemptions to avoid being taxed on gains on the distributed portfolio securities at the fund level. A fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the fund will generally cause such fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities only in-kind. The Fund intends to distribute gains that arise by virtue of creations and redemptions being effectuated in cash to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than if they had made an investment in another ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of Fund Shares than for ETFs that distribute portfolio securities in-kind. The Fund’s use of cash for creations and redemptions could also result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective.

Cyber Security Risk. As the use of Internet technology has become more prevalent in the course of business, the investment industry has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code. However, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Code. If, in any year, the Fund fails to qualify as a RIC under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain options on an ETF may not qualify as “Section 1256 contracts” under Section 1256 of the Code, and disposition of such options will likely result in short-term capital gains or losses. The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund could lose its own status as a RIC. In the event that a shareholder purchases Shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV as well as the average annual Fund returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compare to those of the following broad-based market indices: the S&P 500 Total Return Index, the S&P 500 Price Return Index and the NASDAQ 100® Price Return Index. Both the S&P 500 Total Return Index and the S&P 500 Price Return Index have the same constituents in the same weights. However, the S&P 500 Total Return Index assumes that any dividends paid out by index constituents have been reinvested in the index and the S&P 500 Price Return Index, which measures only the price movements of index constituents, does not. Although the Outcomes the Fund seeks to provide are based upon the price performance of the Underlying ETFs, the returns of the S&P 500 Total Return Index have been provided in accordance with the requirements of Form N-1A of the 1940 Act. The Fund’s performance information is accessible on the Fund’s website at www.innovatoretfs.com.

The Fund’s highest quarterly return was 4.10% (quarter ended December 31, 2021) and the Fund’s lowest quarterly return was 1.07% (quarter ended September 30, 2021).

Average Annual Total Return as of December 31, 2021

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.innovatoretfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2021
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.10%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2021
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	1.07%
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Innovator Double Stacker 9 Buffer ETF - October | Innovator Double Stacker 9 Buffer ETF - October
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.79%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.79%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 81
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	252
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	439
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 978
1 Year	rr_AverageAnnualReturnYear01	11.47%
Since Inception	rr_AverageAnnualReturnSinceInception	14.52%
Innovator Double Stacker 9 Buffer ETF - October | Innovator Double Stacker 9 Buffer ETF - October | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.47%
Since Inception	rr_AverageAnnualReturnSinceInception	14.52%
Innovator Double Stacker 9 Buffer ETF - October | Innovator Double Stacker 9 Buffer ETF - October | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.79%
Since Inception	rr_AverageAnnualReturnSinceInception	11.11%
Innovator Double Stacker 9 Buffer ETF - October | Innovator Double Stacker 9 Buffer ETF - October | N A S D A Q 100 Price Return Index [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.63%
Since Inception	rr_AverageAnnualReturnSinceInception	33.01%
Innovator Double Stacker 9 Buffer ETF - October | Innovator Double Stacker 9 Buffer ETF - October | S P 500 Total Return Index [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	28.71%
Since Inception	rr_AverageAnnualReturnSinceInception	34.06%
Innovator Double Stacker 9 Buffer ETF - October | Innovator Double Stacker 9 Buffer ETF - October | S P 500 Price Return Index [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.89%
Since Inception	rr_AverageAnnualReturnSinceInception	32.12%
Innovator Double Stacker ETF - October
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DSOC
Risk/Return [Heading]	rr_RiskReturnHeading	Innovator Double Stacker ETF™ – October
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to provide investors with returns that match those of the SPDR® S&P 500® ETF Trust, up to the upside cap of 8.88% (prior to taking into account management fees and other fees) and 8.48% (after taking into account management fees) over the period from October 1, 2021 to September 30, 2022. The Fund also seeks to provide investors with any positive returns of the Invesco QQQ TrustSM, Series 1, up to the upside cap of 8.88% (prior to taking into account management fees and other fees) and 8.48% (after taking into account management fees) over the period from October 1, 2021 to September 30, 2022.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal year ended October 31, 2021, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

General Strategy Description. The Fund will invest substantially all of its assets in a portfolio of FLexible EXchange® Options (“FLEX Options”) that reference both the SPDR® S&P 500® ETF Trust (“S&P 500 ETF”) and the Invesco QQQ TrustSM, Series 1 (the “QQQ ETF,” and together with the S&P 500 ETF, the “Underlying ETFs”). Each Underlying ETF is an exchange-traded fund registered under the Investment Company Act of 1940 (the “1940 Act”). The S&P 500 ETF seeks to track the investment results of the S&P 500 Index, a large-cap, market-weighted, U.S. equities index that tracks the performance of 500 leading companies in leading industries. The QQQ ETF seeks to track the investment results of the NASDAQ-100 Index, a modified market capitalization-weighted index composed of the 100 largest (by market capitalization) domestic and international non-financial companies listed on the NASDAQ Stock Market, LLC. To the extent the Underlying ETFs concentrate (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. Through its use of FLEX Options on the Underlying ETFs, the Fund has significant exposure to information technology companies.

Additional information about the Underlying ETFs is set forth in the section entitled “Additional Information Regarding the Fund’s Principal Investment Strategies.” Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund.

In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price. FLEX Options are exchange-traded options contracts with uniquely customizable terms. Although guaranteed for settlement by the Options Clearing Corporation (the “OCC”), FLEX Options are still subject to counterparty risk with the OCC and may be less liquid than more traditional exchange-traded options. Each of the FLEX Options purchased and sold throughout the Outcome Period will have the same terms (i.e., strike price and expiration) as the corresponding FLEX Options purchased and sold at the outset of the Outcome Period. A detailed explanation regarding the terms of the FLEX Options and the mechanics of the Fund’s strategy can be found below and in the section entitled “Additional Information About the Fund’s Principal Investment Strategies.”

The pre-determined outcomes sought by the Fund, which includes the upside return caps discussed below (the “Outcomes”), are based upon the performance of each Underlying ETF’s share price over successive approximately one-year periods (each, an “Outcome Period”). The start and end dates of an Outcome Period correspond to the date on which the Fund entered into the FLEX Options comprising its portfolio and the date on which those FLEX Options expire. Upon the conclusion of the Outcome Period, the Fund will receive the cash value of all the FLEX Options it held for the prior Outcome Period. It will then invest in a new series of FLEX Options with an expiration date in approximately one year, and a new Outcome Period will begin. The current Outcome Period is from October 1, 2021 through September 30, 2022. Each subsequent Outcome Period is expected to begin on the first day of October and conclude on the last day of September. The Outcomes may only be realized by investors who continuously hold Shares from the commencement of the Outcome Period until its conclusion. Investors who purchase Shares after the Outcome Period has begun, or sell Shares prior to the Outcome Period’s conclusion, may experience investment returns very different from those that the Fund seeks to provide.

The Outcomes. The Fund seeks to provide returns based upon the price performance of the S&P 500 ETF, up to a cap on upside returns, over the duration of the Outcome Period (the “S&P 500 ETF Returns”). The Fund also seeks to supplement the S&P 500 ETF Returns with any gains experienced by the QQQ ETF, up to a cap on upside returns, over the duration of the Outcome Period (the “QQQ ETF Returns”). The Fund seeks to experience performance over the duration of the Outcome Period equal to the sum of the S&P 500 ETF Returns and the QQQ ETF Returns. There is no guarantee that the Fund will successfully provide the Outcomes.

S&P 500 ETF Returns. If the S&P 500 ETF’s share price increases in value over the duration of the Outcome Period, the Fund seeks to experience an increase in value that approximately matches the increase experienced by the S&P 500 ETF, subject to an upside return cap discussed in greater detail below. If the S&P 500 ETF’s share price decreases in value over the duration of the Outcome Period, the Fund seeks to experience a decrease in value that approximately matches the decrease experienced by the S&P 500 ETF. The Fund will participate in all S&P 500 ETF losses on a one-to-one basis.

QQQ ETF Returns. If the QQQ ETF’s share price increases in value over the duration of the Outcome Period, the Fund seeks to experience an increase in value that approximately matches the increase experienced by the QQQ ETF, subject to an upside return cap discussed in greater detail below. The Fund’s net asset value (“NAV”) will not participate in any decreases in value experienced by the QQQ ETF when measured from the beginning to the end of the Outcome Period.

If the QQQ ETF’s share price decreases in value over the course of an entire Outcome Period, the Fund’s overall performance will be approximately the S&P 500 ETF Return for the Outcome Period. For an investor that purchases Fund Shares during an Outcome Period after the QQQ ETF has increased in value, in the event that the QQQ ETF’s share price was to subsequently decrease in value after an increase in its respective value, that decrease would also be reflected in the Fund’s NAV.

The hypothetical graphical illustration provided below is designed to illustrate the Outcomes based upon the hypothetical performances of the Underlying ETFs for a shareholder that holds Fund Shares for the entirety of the Outcome Period. Additional hypothetical graphical representations of the Outcomes are provided in “Additional Information Regarding the Fund’s Principal Investment Strategies.” There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period. The returns that the Fund seeks to provide do not include the costs associated with purchasing Fund Shares and certain expenses incurred by the Fund.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to provide over an Outcome Period, based upon the performance of the S&P 500 ETF from -100% to 100% and using corresponding examples of performance of the other Underlying ETF.  The table is provided for illustrative purposes and does not provide every possible performance scenario for Shares over the course of an Outcome Period.  There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period. The performance examples of the QQQ ETF that correspond to each hypothetical S&P 500 ETF performance example are also hypothetical and are provided solely as illustrations of the Fund’s performance when the two Underlying ETFs perform at various levels over an Outcome Period and does not purport to be representative of how each Underlying ETF will in fact perform in relation to each other. The table is not intended to predict or project the performance of the Underlying ETFs, FLEX Options or the Fund. Fund shareholders should not take this information as an assurance of the expected performance of any of the Underlying ETFs or return on the Fund’s Shares. The actual overall performance of the Fund will vary with fluctuations in the value of the FLEX Options during the Outcome Period, among other factors. Please refer to the Fund’s website, www.innovatoretfs.com/dsoc, which provides updated information relating to this table on a daily basis throughout the Outcome Period.

Double Stacker – October 17.76% Cumulative Fund Cap (8.88% Underlying ETF Caps)

SPY Price Performance	(100)%	(50)%	(20)%	(10)%	(5)%	0%	5%	10%	15%	20%	50%	100%
QQQ Price Performance	(100)%	(60)%	(35)%	(15)%	(15)%	5%	15%	15%	30%	35%	60%	100%
Innovator Double Stacker ETF™ – October Performance[1]	(100)%	(50)%	(20)%	(10)%	(5)%	5%	13.88%	17.76%*	17.76%*	17.76%*	17.76%*	17.76%*
SPY Leg Performance[2]	(100)%	(50)%	(20)%	(10)%	(5)%	0%	5%	8.88%	8.88%	8.88%	8.88%	8.88%
QQQ Leg Performance[2]	0%	0%	0%	0%	0%	5%	8.88%	8.88%	8.88%	8.88%	8.88%	8.88%
*

The Cumulative Fund Cap is set on the first day of the Outcome Period and is 17.76% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Cumulative Fund Cap is 16.97%.

[1]

The performance of the Fund over the Outcome Period is the result of the Fund providing returns that match the S&P 500 ETF and any gains experienced by the QQQ ETF. However, the Fund will not participate in any losses experienced by the QQQ ETF over the duration of an Outcome Period. For example, if hypothetically the S&P 500 ETF’s share price decreases by 5% and the QQQ ETF’s share price decreases by 15% over the duration of an Outcome Period, the Fund will participate in the losses of the S&P 500 ETF, but not the losses of the QQQ ETF, which would result in a net Fund loss of 5% over the duration of the Outcome Period.

[2]	The “Leg Performance” represents the change in the performance of the Fund for an Outcome Period that is a result of the Underlying ETF’s performance for such Outcome Period.

The Outcome Period. The Outcomes sought by the Fund are based upon the Fund’s NAV on the first day of the Outcome Period. The Outcome Period begins on the day the FLEX Options are entered into and ends on the day they expire. Each FLEX Option’s value is ultimately derived from the performance of the applicable Underlying ETF over the duration of the Outcome Period. Because the terms of the FLEX Options don’t change, the Outcomes relate to the Fund’s NAV on the first day of the Outcome Period. A shareholder that purchases Shares after the commencement of the Outcome Period will likely have purchased Shares at a different NAV than the NAV on the first day of the Outcome Period (the NAV upon which the Outcomes are based) and may experience investment outcomes very different from those sought by the Fund. A shareholder that sells Shares prior to the end of the Outcome Period may also experience investment outcomes very different from those sought by the Fund. To achieve the Outcomes sought by the Fund for the Outcome Period, an investor must be holding Shares on the day that the Fund enters into the FLEX Options and on the day those FLEX Options expire. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes.

The Fund’s assets will be principally composed of FLEX Options, the value of which is derived from the performance of the underlying reference asset, the applicable Underlying ETF’s share price. However, because a component of an option’s value is the number of days remaining until its expiration, during the Outcome Period, the Fund’s NAV will not directly correlate on a day-to-day basis with the returns experienced by the Underlying ETF. While the Fund’s investment sub-advisor, Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”), generally anticipates that the Fund’s NAV will move in the same direction as the Underlying ETF’s share price. For example, during an Outcome Period, the Fund’s NAV is expected to increase if each Underlying ETF’s share price increases or one of the Underlying ETF’s share price increase offsets any decrease in the other Underlying ETF. Similarly, during an Outcome Period, the Fund’s NAV is expected to decrease if each Underlying ETF’s share price decreases or one of the Underlying ETF’s share price decrease offsets any increase in the other Underlying ETF. However, the Fund’s NAV will not directly correlate on a day-to-day basis with the returns experienced by the Underlying ETFs because a component of an Underlying ETF’s value is the number of days remaining until the expiration of the FLEX Options during the Outcome Period. The Fund’s strategy is designed to produce the Outcomes upon the expiration of the FLEX Options on the last day of the Outcome Period and it should not be expected that the Outcomes will be provided at any point prior to that time.

While the Fund will not participate in any QQQ ETF losses when measured from the beginning to the end of an Outcome Period as whole, a decrease in the value of the QQQ ETF’s share price may cause a decrease in the Fund’s NAV while an Outcome Period is on-going. In the event an Outcome Period has begun, and the QQQ ETF’s share price has increased in value, such an increase will be reflected in the value of the Fund’s purchased call option on the QQQ ETF. Accordingly, in the event that the QQQ ETF’s share price was to subsequently decrease in value, that decrease would also be reflected in the value of that option, and therefore the Fund’s NAV. An investor that purchases Fund Shares after the QQQ ETF has increased in value may be negatively affected by future decreases.

Upside Return Caps. The extent to which the Fund will participate in gains experienced by the S&P 500 ETF and QQQ ETF is subject to an upside return cap (the “S&P 500 ETF Cap” and “QQQ ETF Cap,” respectively, and together, the “Underlying ETF Caps”) that each represents the maximum percentage return the Fund can achieve from its FLEX Options that reference the S&P 500 ETF and QQQ ETF, respectively, for the duration of the Outcome Period. Therefore, even though the Fund’s returns are based upon the performance of each Underlying ETF’s share price, if an Underlying ETF experiences returns for the Outcome Period in excess of its Underlying ETF Cap, the Fund will not experience those excess gains. The sum of the S&P 500 ETF Cap and QQQ ETF Cap represents the maximum percentage return the Fund itself can experience for the Outcome Period (the “Cumulative Fund Cap”). The Underlying ETF Caps and Cumulative Fund Cap should be considered before investing in the Fund. If an investor is considering purchasing Shares during the Outcome Period, and the Fund has already increased in value to a level near to the Cumulative Fund Cap, an investor purchasing Shares at that price has limited to no gains available for the remainder of the Outcome Period but remains vulnerable to significant downside risks. The Underlying ETF Caps and Cumulative Fund Cap may rise or fall from one Outcome Period to the next.

The Underlying ETF Caps and Cumulative Fund Cap will be determined on the first day of the Outcome Period based upon prevailing market conditions. For the current Outcome Period, the Underlying ETF Caps and Cumulative Fund Cap are set forth below, prior to taking into account any fees or expenses charged to shareholders.

• The S&P 500 ETF Cap is 8.88%.

• The QQQ ETF Cap is 8.88%.

• The Cumulative Fund Cap is 17.76%.

When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Underlying ETF Caps and Cumulative Fund Cap are revised downwards accordingly as set forth below and will be further reduced by any shareholder transaction fees and any extraordinary expenses incurred by the Fund.

• The S&P 500 ETF Cap is 8.48%.

• The QQQ ETF Cap is 8.48%.

• The Cumulative Fund Cap is 16.97%.

The occurrence of the Underlying ETF Caps (and therefore, the Cumulative Fund Cap, which is the sum of the Underlying ETF Caps) is a result of the design of the Fund’s principal investment strategy and the properties of the FLEX Options that comprise its portfolio. In order to provide participation in the return of the S&P 500 ETF, the Fund, at the outset of the Outcome Period, purchases a call option on the S&P 500 ETF with a strike price putting the option already deeply “in-the-money.” As a purchaser of a call option, the Fund is obligated to pay a premium to the seller. However, because the Fund’s principal investment strategy is designed so that all premiums that the Fund must pay in connection with its FLEX Options positions must be offset by premiums it receives in connection with its FLEX Options positions, the Fund will sell a call option entitling the Fund to receive a premium equal to the premium it must pay in connection with its purchased call option. The strike price of this FLEX Option relative to the S&P 500 ETF’s share price determines the S&P 500 ETF Cap.

At the outset of the Outcome Period, the Fund also purchases a call option on the QQQ ETF with a strike price approximately equal to the QQQ ETF’s share price at the outset of the Outcome Period. If the QQQ ETF’s share price increases in value over the duration of the Outcome Period, the Fund will exercise the option and realize a gain approximately equal to the difference in the value of the QQQ ETF’s share price at the outset of the Outcome Period and the value of its share price at the conclusion of the Outcome Period. If the QQQ ETF’s share price decreases in value, the Fund will not exercise the option and it will expire worthless. This is the mechanism by which the Fund participates in any gains experienced by the QQQ ETF, but will not participate in losses experienced by the QQQ ETF, when measured from the beginning to the end of the Outcome Period. However, as a purchaser of a call option, the Fund is obligated to pay a premium to the seller. Because the Fund’s principal investment strategy is designed so that all premiums that the Fund must pay in connection with its FLEX Options positions must be offset by premiums it receives in connection with its FLEX Options positions, the Fund will sell a call option entitling the Fund to receive a premium equal to the premium it must pay in connection with its purchased call option. The strike price of this FLEX Option relative to the QQQ ETF’s share price determines the QQQ ETF Cap.

Fund Rebalance.  The Fund is a continuous investment vehicle.  It does not terminate and distribute its assets at the conclusion of each Outcome Period.  On the termination date of an Outcome Period, the Sub-Adviser will invest in a new set of FLEX Options and another Outcome Period will commence.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will alert existing shareholders that an Outcome Period is approaching its conclusion and disclose the anticipated ranges for the Fund’s Underlying ETF Caps and Cumulative Fund Cap for the next Outcome Period.  Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Underlying ETF Caps and Cumulative Fund Cap (both gross and net of the unitary management fee) for the next Outcome Period.  This information will be available on the Fund’s website, www.innovatoretfs.com/dsoc, which also provides information relating to the Outcomes, including the Fund’s position relative to the Underlying ETF Caps and Cumulative Fund Cap, of an investment in the Fund on a daily basis.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved.

Capped Upside Return Risk. The Fund’s strategy seeks to provide returns that are subject to the Underlying ETF Caps and Cumulative Fund Cap. In the event that an Underlying ETF experiences gains in excess of its applicable Underlying ETF Cap over the duration of the Outcome Period, the Fund will not participate in those excess gains. Because the Fund’s strategy provides capped exposure to two Underlying ETFs, the Underlying ETF Caps (and thus the Cumulative Fund Cap) may be lower than if the Fund provided capped exposure to only a single reference asset. The Fund’s strategy seeks to provide the Outcomes if Shares are bought on the day on which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Shares after the date on which the FLEX Options were entered into and the Fund has risen in value to a level near to an Underlying ETF Cap, there may be little or no ability for that investor to experience an investment gain on their Shares relating to that Underlying ETF.

FLEX Options Risk. The Fund will utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. In connection with the creation and redemption of Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Fund at prices that reflect the market price of the Shares, the Fund’s NAV and, in turn the share price of the Fund, could be negatively impacted. The Fund may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless.

FLEX Options Performance Risk. The Fund’s overall performance will be based upon the price returns of multiple Underlying ETFs, subject to each Underlying ETF Cap. During an Outcome Period, in the event each Underlying ETF’s share price increases, or one or more Underlying ETFs’ share price increase offsets any decrease in the other Underlying ETFs, the Fund’s NAV is expected to increase. Similarly, during an Outcome Period, if each Underlying ETF’s share price decreases, or one or more Underlying ETF’s share price decrease offsets any increase in the other Underlying ETFs, the Fund’s NAV is expected to decrease. The value of the underlying FLEX Options will be affected by, among others, changes in an Underlying ETF’s share price, changes in interest rates, changes in the actual and implied volatility of an Underlying ETF, and the remaining time to until the FLEX Options expire. The value of the FLEX Options will likely not increase or decrease at the same rate as an Underlying ETF’s share price on a day-to-day basis (although they generally move in the same direction). As such, the Fund’s NAV will likely not increase or decrease at the same rate as the Underlying ETFs’ cumulative returns on a day-to-day basis. However, as a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of an Underlying ETF.

Options Risk. The use of option contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, changes in interest or currency exchange rates, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. There may at times be an imperfect correlation between the movement in values option contracts and the reference asset, and there may at times not be a liquid secondary market for certain option contracts.

Clearing Member Default Risk. Transactions in some types of derivatives, including FLEX Options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for FLEX Options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Outcome Period Risk. The Fund’s investment strategy is designed to deliver returns that match those of each Underlying ETF’s share price if Shares are held from the time the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, the returns realized by the investor will not match those that the Fund seeks to provide.

Underlying ETFs Risk. Because the value of the FLEX Options held by the Fund are based on the value of the Underlying ETFs, the Fund’s investment performance largely depends on the investment performance and associated risks of the Underlying ETFs. The Underlying ETFs are subject to many of the same structural risks as the Fund that are described in more detail herein, such as Authorized Participant Concentration Risk, Fluctuation of Net Asset Value Risk, Market Maker Risk, Market Risk, Operational Risk and Trading Issues Risk. However, the risks of investing in an ETF also include the risks associated with the underlying investments held by such ETF. To the extent the Underlying ETFs concentrate (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. As such, the Fund may be subject to the following risks as a result of its exposure to the Underlying ETFs through its usage of FLEX Options:

Equity Securities Risk. The Underlying ETFs invest in equity securities, and therefore the Fund has exposure to the equity securities markets due to its investment in FLEX Options that reference the Underlying ETFs. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates. The value of shares will fluctuate with changes in the value of the equity securities the Underlying ETFs invest in.

Information Technology Companies Risk. The Underlying ETFs invest significantly in information technology companies, which results in the Fund having significant exposure to such companies through its exposure to the Underlying ETFs by virtue of its usage of FLEX Options. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

Large Capitalization Companies Risk. The Underlying ETFs invest in the securities of large capitalization companies, which results in the Fund having significant exposure to such companies through its exposure to the Underlying ETFs by virtue of its usage of FLEX Options. Large capitalization companies may grow at a slower rate and be less able to adapt to changing market conditions than smaller capitalization companies. Thus, the return on investment in securities of large capitalization companies may be less than the return on investment in securities of small and/or mid capitalization companies. The performance of large capitalization companies also tends to trail the overall market during different market cycles.

Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. As a FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the Underlying ETFs. However, prior to the expiration date, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying ETFs. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options include interest rate changes and implied volatility levels of the Underlying ETFs, among others. The value of the FLEX Options held by the Fund typically do not increase or decrease at the same level as the Underlying ETFs’ share price on a day-to-day basis due to these factors (although they generally move in the same direction).

Investment Objective Risk. Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy or (iv) adverse tax law changes affecting the treatment of FLEX Options.

Upside Participation Risk. There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with a total return that matches the increase of the Underlying ETFs over the Outcome Period, subject to a maximum return imposed by each Underlying ETF’s Cap. In the event an investor purchases Shares after the FLEX Options were entered into or does not stay invested in the Fund for the entirety of the Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Cap Change Risk. The Underlying ETF Caps and Cumulative Fund Cap are established at the beginning of each Outcome Period and are dependent on prevailing market conditions. As such, an Underlying ETF Cap (and thus the Cumulative Fund Cap) may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of FLEX Options or other assets may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Liquidity Risk. In the event that trading in the underlying FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities, including certain non-customized options. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options becomes more difficult and the judgment of the Fund’s investment adviser (employing the fair value procedures adopted by the Board of Trustees of the Trust (the “Board”)) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the calculation of the Underlying ETF Caps and Cumulative Fund Cap, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and its investment adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and in greater than normal intra-day bid-ask spreads for Shares.

Trading Issues Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Shares trade on the Exchange at market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem “Creation Units” (large blocks of a specified number of Shares), Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting.

Counterparty Risk. Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. Counterparty risk may arise because of the counterparty’s financial condition, market activities, or for other reasons. The Fund may be unable to recover its investment from the counterparty or may obtain a limited and/or delayed recovery. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

Fluctuation of Net Asset Value Risk. The Fund’s Shares trade on the Exchange at their market price rather than their NAV. The market price may be at, above or below the Fund’s NAV. Differences in market price and NAV may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV.

Cash Transactions Risk. The Fund may effectuate all or a portion of its creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions only on an in-kind basis. ETFs are able to make in-kind redemptions to avoid being taxed on gains on the distributed portfolio securities at the fund level. A fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the fund will generally cause such fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities only in-kind. The Fund intends to distribute gains that arise by virtue of creations and redemptions being effectuated in cash to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than if they had made an investment in another ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of Fund Shares than for ETFs that distribute portfolio securities in-kind. The Fund’s use of cash for creations and redemptions could also result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective.

Cyber Security Risk. As the use of Internet technology has become more prevalent in the course of business, the investment industry has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code. However, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Code. If, in any year, the Fund fails to qualify as a RIC under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain options on an ETF may not qualify as “Section 1256 contracts” under Section 1256 of the Code, and disposition of such options will likely result in short-term capital gains or losses. The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund could lose its own status as a RIC. In the event that a shareholder purchases Shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV as well as the average annual Fund returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compare to those of the following broad-based market indices: the S&P 500 Total Return Index, the S&P 500 Price Return Index and the NASDAQ 100® Price Return Index. Both the S&P 500 Total Return Index and the S&P 500 Price Return Index have the same constituents in the same weights. However, the S&P 500 Total Return Index assumes that any dividends paid out by index constituents have been reinvested in the index and the S&P 500 Price Return Index, which measures only the price movements of index constituents, does not. Although the Outcomes the Fund seeks to provide are based upon the price performance of the Underlying ETFs, the returns of the S&P 500 Total Return Index have been provided in accordance with the requirements of Form N-1A of the 1940 Act. The Fund’s performance information is accessible on the Fund’s website at www.innovatoretfs.com.

The Fund’s highest quarterly return was 7.14% (quarter ended December 31, 2021) and the Fund’s lowest quarterly return was 1.64% (quarter ended September 30, 2021).

Average Annual Total Return as of December 31, 2021

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.innovatoretfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2021
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2021
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	1.64%
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Innovator Double Stacker ETF - October | Innovator Double Stacker ETF - October
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.79%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.79%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 81
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	252
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	439
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 978
1 Year	rr_AverageAnnualReturnYear01	19.13%
Since Inception	rr_AverageAnnualReturnSinceInception	24.01%
Innovator Double Stacker ETF - October | Innovator Double Stacker ETF - October | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	19.13%
Since Inception	rr_AverageAnnualReturnSinceInception	24.01%
Innovator Double Stacker ETF - October | Innovator Double Stacker ETF - October | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.32%
Since Inception	rr_AverageAnnualReturnSinceInception	18.41%
Innovator Double Stacker ETF - October | Innovator Double Stacker ETF - October | N A S D A Q 100 Price Return Index [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.63%
Since Inception	rr_AverageAnnualReturnSinceInception	33.01%
Innovator Double Stacker ETF - October | Innovator Double Stacker ETF - October | S P 500 Total Return Index [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	28.71%
Since Inception	rr_AverageAnnualReturnSinceInception	34.06%
Innovator Double Stacker ETF - October | Innovator Double Stacker ETF - October | S P 500 Price Return Index [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.89%
Since Inception	rr_AverageAnnualReturnSinceInception	32.12%
Innovator Triple Stacker ETF - October
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TSOC
Risk/Return [Heading]	rr_RiskReturnHeading	Innovator Triple Stacker ETF™ – October
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to provide investors with returns that match those of the SPDR® S&P 500® ETF Trust, up to the upside cap of 5.53% (prior to taking into account management fees and other fees) and 5.26% (after taking into account management fees) over the period from October 1, 2021 to September 30, 2022. The Fund also seeks to provide investors with any positive returns of the Invesco QQQ TrustSM, Series 1 and iShares Russell 2000 ETF, up to the upside cap of 5.53% and 5.53%, respectively, (prior to taking into account management fees and other fees) and 5.26% and 5.26%, respectively, (after taking into account management fees) over the period from October 1, 2021 to September 30, 2022.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal year ended October 31, 2021, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

General Strategy Description. The Fund will invest substantially all of its assets in a portfolio of FLexible EXchange® Options (“FLEX Options”) that reference the SPDR® S&P 500® ETF Trust (“S&P 500 ETF”), Invesco QQQ TrustSM, Series 1 (the “QQQ ETF”) and the iShares Russell 2000 ETF (the “Russell 2000 ETF,” and together with the S&P 500 ETF and QQQ ETF, the “Underlying ETFs”). Each Underlying ETF is an exchange-traded fund registered under the Investment Company Act of 1940 (the “1940 Act”). The S&P 500 ETF seeks to track the investment results of the S&P 500 Index, a large-cap, market-weighted, U.S. equities index that tracks the performance of 500 leading companies in leading industries. The QQQ ETF seeks to track the investment results of the NASDAQ-100 Index, a modified market capitalization-weighted index composed of the 100 largest (by market capitalization) domestic and international non-financial companies listed on the NASDAQ Stock Market, LLC. The Russell 2000 ETF seeks to track the investment results of the Russell 2000 Index, an index composed of small-capitalization U.S. equities. To the extent the Underlying ETFs concentrate (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. Through its use of FLEX Options on the Underlying ETFs, the Fund has significant exposure to information technology companies.

Additional information about the Underlying ETFs is set forth in the section entitled “Additional Information Regarding the Fund’s Principal Investment Strategies.” Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund.

In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price. FLEX Options are exchange-traded options contracts with uniquely customizable terms. Although guaranteed for settlement by the Options Clearing Corporation (the “OCC”), FLEX Options are still subject to counterparty risk with the OCC and may be less liquid than more traditional exchange-traded options. Each of the FLEX Options purchased and sold throughout the Outcome Period will have the same terms (i.e., strike price and expiration) as the corresponding FLEX Options purchased and sold at the outset of the Outcome Period. A detailed explanation regarding the terms of the FLEX Options and the mechanics of the Fund’s strategy can be found below and in the section entitled “Additional Information About the Fund’s Principal Investment Strategies.”

The pre-determined outcomes sought by the Fund, which includes the upside return caps discussed below (the “Outcomes”), are based upon the performance of each Underlying ETF’s share price over successive approximately one-year periods (each, an “Outcome Period”). The start and end dates of an Outcome Period correspond to the date on which the Fund entered into the FLEX Options comprising its portfolio and the date on which those FLEX Options expire. Upon the conclusion of the Outcome Period, the Fund will receive the cash value of all the FLEX Options it held for the prior Outcome Period. It will then invest in a new series of FLEX Options with an expiration date in approximately one year, and a new Outcome Period will begin. The current Outcome Period is from October 1, 2021 through September 30, 2022. Each subsequent Outcome Period is expected to begin on the first day of October and conclude on the last day of September. The Outcomes may only be realized by investors who continuously hold Shares from the commencement of the Outcome Period until its conclusion. Investors who purchase Shares after the Outcome Period has begun, or sell Shares prior to the Outcome Period’s conclusion, may experience investment returns very different from those that the Fund seeks to provide.

The Outcomes. The Fund seeks to provide returns based upon the price performance of the S&P 500 ETF, up to a cap on upside returns, over the duration of the Outcome Period (the “S&P 500 ETF Returns”). The Fund also seeks to supplement the S&P 500 ETF Returns with any gains experienced by the QQQ ETF, up to a cap on upside returns, over the duration of the Outcome Period (the “QQQ ETF Returns”) and any gains experienced by the Russell 2000 ETF, up to a cap on upside returns, over the duration of the Outcome Period (the “Russell 2000 ETF Returns”). The Fund seeks to experience performance over the duration of the Outcome Period equal to the sum of the S&P 500 ETF Returns, the QQQ ETF Returns and the Russell 2000 ETF Returns. There is no guarantee that the Fund will successfully provide the Outcomes.

S&P 500 ETF Returns. If the S&P 500 ETF’s share price increases in value over the duration of the Outcome Period, the Fund seeks to experience an increase in value that approximately matches the increase experienced by the S&P 500 ETF, subject to an upside return cap discussed in greater detail below. If the S&P 500 ETF’s share price decreases in value over the duration of the Outcome Period, the Fund seeks to experience a decrease in value that approximately matches the decrease experienced by the S&P 500 ETF. The Fund will participate in all S&P 500 ETF losses on a one-to-one basis.

QQQ ETF Returns. If the QQQ ETF’s share price increases in value over the duration of the Outcome Period, the Fund seeks to experience an increase in value that approximately matches the increase experienced by the QQQ ETF, subject to an upside return cap discussed in greater detail below. The Fund’s net asset value (“NAV”) will not participate in any decreases in value experienced by the QQQ ETF when measured from the beginning to the end of the Outcome Period.

Russell 2000 ETF Returns. If the Russell 2000 ETF’s share price increases in value over the duration of the Outcome Period, the Fund seeks to experience an increase in value that approximately matches the increase experienced by the Russell 2000 ETF, subject to an upside return cap discussed in greater detail below. The Fund’s NAV will not participate in any decreases in value experienced by the Russell 2000 ETF when measured from the beginning to the end of the Outcome Period.

If both the QQQ ETF’s and Russell 2000 ETF’s share price decreases in value over the course of an entire Outcome Period, the Fund’s overall performance will be approximately the S&P 500 ETF Return for the Outcome Period. For an investor that purchases Fund Shares during an Outcome Period after either the QQQ ETF or Russell 2000 ETF has increased in value, in the event that the QQQ ETF’s or Russell 2000 ETF’s share price were to subsequently decrease in value after an increase in its respective value, that decrease would also be reflected in the Fund’s NAV.

The hypothetical graphical illustration provided below is designed to illustrate the Outcomes based upon the hypothetical performances of the Underlying ETFs for a shareholder that holds Fund Shares for the entirety of the Outcome Period. Additional hypothetical graphical representations of the Outcomes are provided in “Additional Information Regarding the Fund’s Principal Investment Strategies.” There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period. The returns that the Fund seeks to provide do not include the costs associated with purchasing Fund Shares and certain expenses incurred by the Fund.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to provide over an Outcome Period, based upon the performance of the S&P 500 ETF from -100% to 100% and using corresponding examples of performance of the other Underlying ETFs.  The table is provided for illustrative purposes and does not provide every possible performance scenario for Shares over the course of an Outcome Period.  There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period. The performance examples of the QQQ ETF and Russell 2000 ETF that correspond to each hypothetical S&P 500 ETF performance example are also hypothetical and are provided solely as illustrations of the Fund’s performance when the three Underlying ETFs perform at various levels over an Outcome Period and does not purport to be representative of how each Underlying ETF will in fact perform in relation to each other. The table is not intended to predict or project the performance of the Underlying ETFs, FLEX Options or the Fund. Fund shareholders should not take this information as an assurance of the expected performance of any of the Underlying ETFs or return on the Fund’s Shares. The actual overall performance of the Fund will vary with fluctuations in the value of the FLEX Options during the Outcome Period, among other factors. Please refer to the Fund’s website, www.innovatoretfs.com/tsoc, which provides updated information relating to this table on a daily basis throughout the Outcome Period.

Triple Stacker – October 16.59% Cumulative Fund Cap (5.53% Underlying ETF Caps)

SPY Price Performance	(100)%	(50)%	(20)%	(10)%	(5)%	0%	5%	10%	15%	20%	50%	100%
QQQ Price Performance	(100)%	(60)%	(35)%	(15)%	(15)%	5%	15%	15%	30%	35%	60%	100%
IWM Price Performance	(100)%	(60)%	(30)%	(5)%	10%	(5)%	(10)%	5%	25%	30%	60%	100%
Innovator Triple Stacker ETF™ – October Performance[1]	(100)%	(50)%	(20)%	(10)%	0.53%	5%	10.53%	16.06%	16.59%*	16.59%*	16.59%*	16.59%*
SPY Leg Performance[2]	(100)%	(50)%	(20)%	(10)%	(5)%	0%	5%	5.53%	5.53%	5.53%	5.53%	5.53%
QQQ Leg Performance[2]	0%	0%	0%	0%	0%	5%	5.53%	5.53%	5.53%	5.53%	5.53%	5.53%
IWM Leg Performance[2]	0%	0%	0%	0%	5.53%	0%	0%	5%	5.53%	5.53%	5.53%	5.53%
*

The Cumulative Fund Cap is set on the first day of the Outcome Period and is 16.59% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Cumulative Fund Cap is 15.80%.

[1]

The performance of the Fund over the Outcome Period is the result of the Fund providing returns that match the S&P 500 ETF and any gains experienced by the QQQ ETF and Russell 2000 ETF. However, the Fund will not participate in any losses experienced by the QQQ ETF or Russell 2000 ETF over the duration of an Outcome Period. For example, if hypothetically the S&P 500 ETF’s share price decreases by 5%, the QQQ ETF’s share price decreases by 15% and the Russell 2000 ETF’s share price increases by 10% over the duration of an Outcome Period, the Fund will participate in the losses of the S&P 500 ETF and the gains of the Russell 2000 ETF, but not the losses of the QQQ ETF, which would result in a net Fund gain of 1% over the duration of the Outcome Period.

[2]	The “Leg Performance” represents the change in the performance of the Fund for an Outcome Period that is a result of the Underlying ETF’s performance for such Outcome Period.

The Outcome Period. The Outcomes sought by the Fund are based upon the Fund’s NAV on the first day of the Outcome Period. The Outcome Period begins on the day the FLEX Options are entered into and ends on the day they expire. Each FLEX Option’s value is ultimately derived from the performance of the applicable Underlying ETF over the duration of the Outcome Period. Because the terms of the FLEX Options don’t change, the Outcomes relate to the Fund’s NAV on the first day of the Outcome Period. A shareholder that purchases Shares after the commencement of the Outcome Period will likely have purchased Shares at a different NAV than the NAV on the first day of the Outcome Period (the NAV upon which the Outcomes are based) and may experience investment outcomes very different from those sought by the Fund. A shareholder that sells Shares prior to the end of the Outcome Period may also experience investment outcomes very different from those sought by the Fund. To achieve the Outcomes sought by the Fund for the Outcome Period, an investor must be holding Shares on the day that the Fund enters into the FLEX Options and on the day those FLEX Options expire. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes.

The Fund’s assets will be principally composed of FLEX Options, the value of which is derived from the performance of the underlying reference asset, the applicable Underlying ETF’s share price. However, because a component of an option’s value is the number of days remaining until its expiration, during the Outcome Period, the Fund’s NAV will not directly correlate on a day-to-day basis with the returns experienced by the Underlying ETF. While the Fund’s investment sub-advisor, Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”), generally anticipates that the Fund’s NAV will move in the same direction as the Underlying ETF’s share price. For example, during an Outcome Period, the Fund’s NAV is expected to increase if each Underlying ETF’s share price increases or one or more of the Underlying ETFs’ share price increase offsets any decrease in the other Underlying ETFs. Similarly, during an Outcome Period, the Fund’s NAV is expected to decrease if each Underlying ETF’s share price decreases or one or more of the Underlying ETFs’ share price decrease offsets any increase in the other Underlying ETFs. However, the Fund’s NAV will not directly correlate on a day-to-day basis with the returns experienced by the Underlying ETFs because a component of an Underlying ETF’s value is the number of days remaining until the expiration of the FLEX Options during the Outcome Period. The Fund’s strategy is designed to produce the Outcomes upon the expiration of the FLEX Options on the last day of the Outcome Period and it should not be expected that the Outcomes will be provided at any point prior to that time.

While the Fund will not participate in any QQQ ETF or Russell 2000 ETF losses when measured from the beginning to the end of an Outcome Period as whole, a decrease in the value of the QQQ ETF’s or Russell 2000 ETF’s share price may cause a decrease in the Fund’s NAV while an Outcome Period is on-going. In the event an Outcome Period has begun, and the QQQ ETF’s or Russell 2000 ETF’s share price has increased in value, such an increase will be reflected in the value of the Fund’s purchased call option on the QQQ ETF or Russell 2000 ETF, as applicable. Accordingly, in the event that the QQQ ETF’s or Russell 2000 ETF’s share price were to subsequently decrease in value, that decrease would also be reflected in the value of that option, and therefore the Fund’s NAV. An investor that purchases Fund Shares after the QQQ ETF or Russell 2000 ETF has increased in value may be negatively affected by future decreases.

Upside Return Caps. The extent to which the Fund will participate in gains experienced by the S&P 500 ETF, QQQ ETF and Russell 2000 ETF is subject to an upside return cap (the “S&P 500 ETF Cap,” “QQQ ETF Cap” and “Russell 2000 ETF Cap,” respectively, and together, the “Underlying ETF Caps”) that each represents the maximum percentage return the Fund can achieve from its FLEX Options that reference the S&P 500 ETF, QQQ ETF and Russell 2000 ETF, respectively, for the duration of the Outcome Period. Therefore, even though the Fund’s returns are based upon the performance of each Underlying ETF’s share price, if an Underlying ETF experiences returns for the Outcome Period in excess of its Underlying ETF Cap, the Fund will not experience those excess gains. The sum of the S&P 500 ETF Cap, QQQ ETF Cap and Russell 2000 ETF Cap represents the maximum percentage return the Fund itself can experience for the Outcome Period (the “Cumulative Fund Cap”). The Underlying ETF Caps and Cumulative Fund Cap should be considered before investing in the Fund. If an investor is considering purchasing Shares during the Outcome Period, and the Fund has already increased in value to a level near to the Cumulative Fund Cap, an investor purchasing Shares at that price has limited to no gains available for the remainder of the Outcome Period but remains vulnerable to significant downside risks. The Underlying ETF Caps and Cumulative Fund Cap may rise or fall from one Outcome Period to the next.

The Underlying ETF Caps and Cumulative Fund Cap will be determined on the first day of the Outcome Period based upon prevailing market conditions. For the current Outcome Period, the Underlying ETF Caps and Cumulative Fund Cap are set forth below, prior to taking into account any fees or expenses charged to shareholders.

• The S&P 500 ETF Cap is 5.53%.

• The QQQ ETF Cap is 5.53%.

• The Russell 2000 ETF Cap is 5.53%.

• The Cumulative Fund Cap is 16.59%.

When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Underlying ETF Caps and Cumulative Fund Cap are revised downwards accordingly as set forth below and will be further reduced by any shareholder transaction fees and any extraordinary expenses incurred by the Fund.

• The S&P 500 ETF Cap is 5.26%.

• The QQQ ETF Cap is 5.26%.

• The Russell 2000 ETF Cap is 5.26%.

• The Cumulative Fund Cap is 15.80%.

The occurrence of the Underlying ETF Caps (and therefore, the Cumulative Fund Cap, which is the sum of the Underlying ETF Caps) is a result of the design of the Fund’s principal investment strategy and the properties of the FLEX Options that comprise its portfolio. In order to provide participation in the return of the S&P 500 ETF, the Fund, at the outset of the Outcome Period, purchases a call option on the S&P 500 ETF with a strike price putting the option already deeply “in-the-money.” As a purchaser of a call option, the Fund is obligated to pay a premium to the seller. However, because the Fund’s principal investment strategy is designed so that all premiums that the Fund must pay in connection with its FLEX Options positions must be offset by premiums it receives in connection with its FLEX Options positions, the Fund will sell a call option entitling the Fund to receive a premium equal to the premium it must pay in connection with its purchased call option. The strike price of this FLEX Option relative to the S&P 500 ETF’s share price determines the S&P 500 ETF Cap.

At the outset of the Outcome Period, the Fund also purchases a call option on the QQQ ETF and Russell 2000 ETF with a strike price approximately equal to the QQQ ETF’s or Russell 2000 ETF’s share price, as applicable, at the outset of the Outcome Period. If the QQQ ETF’s or Russell 2000 ETF’s share price increases in value over the duration of the Outcome Period, the Fund will exercise the option and realize a gain approximately equal to the difference in the value of the QQQ ETF’s or Russell 2000 ETF’s share price, as applicable, at the outset of the Outcome Period and the value of its share price at the conclusion of the Outcome Period. If the QQQ ETF’s or Russell 2000 ETF’s share price decreases in value, the Fund will not exercise the applicable option and it will expire worthless. This is the mechanism by which the Fund participates in any gains experienced by the QQQ ETF and Russell 2000 ETF, but will not participate in losses experienced by the QQQ ETF or Russell 2000 ETF, when measured from the beginning to the end of the Outcome Period. However, as a purchaser of a call option, the Fund is obligated to pay a premium to the seller. Because the Fund’s principal investment strategy is designed so that all premiums that the Fund must pay in connection with its FLEX Options positions must be offset by premiums it receives in connection with its FLEX Options positions, the Fund will sell a call option entitling the Fund to receive a premium equal to the premium it must pay in connection with its purchased call option. The strike price of this FLEX Option relative to the QQQ ETF’s or Russell 2000 ETF’s share price, as applicable, determines the applicable Underlying ETF Cap.

Fund Rebalance.  The Fund is a continuous investment vehicle.  It does not terminate and distribute its assets at the conclusion of each Outcome Period.  On the termination date of an Outcome Period, the Sub-Adviser will invest in a new set of FLEX Options and another Outcome Period will commence.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will alert existing shareholders that an Outcome Period is approaching its conclusion and disclose the anticipated ranges for the Fund’s Underlying ETF Caps and Cumulative Fund Cap for the next Outcome Period.  Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Underlying ETF Caps and Cumulative Fund Cap (both gross and net of the unitary management fee) for the next Outcome Period.  This information will be available on the Fund’s website, www.innovatoretfs.com/tsoc, which also provides information relating to the Outcomes, including the Fund’s position relative to the Underlying ETF Caps and Cumulative Fund Cap, of an investment in the Fund on a daily basis.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved.

Capped Upside Return Risk. The Fund’s strategy seeks to provide returns that are subject to the Underlying ETF Caps and Cumulative Fund Cap. In the event that an Underlying ETF experiences gains in excess of its applicable Underlying ETF Cap over the duration of the Outcome Period, the Fund will not participate in those excess gains. Because the Fund’s strategy provides capped exposure to three Underlying ETFs, the Underlying ETF Caps (and thus the Cumulative Fund Cap) may be lower than if the Fund provided capped exposure to only a single reference asset. The Fund’s strategy seeks to provide the Outcomes if Shares are bought on the day on which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Shares after the date on which the FLEX Options were entered into and the Fund has risen in value to a level near to an Underlying ETF Cap, there may be little or no ability for that investor to experience an investment gain on their Shares relating to that Underlying ETF.

FLEX Options Risk. The Fund will utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. In connection with the creation and redemption of Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Fund at prices that reflect the market price of the Shares, the Fund’s NAV and, in turn the share price of the Fund, could be negatively impacted. The Fund may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless.

FLEX Options Performance Risk. The Fund’s overall performance will be based upon the price returns of multiple Underlying ETFs, subject to each Underlying ETF Cap. During an Outcome Period, in the event each Underlying ETF’s share price increases, or one or more Underlying ETFs’ share price increase offsets any decrease in the other Underlying ETFs, the Fund’s NAV is expected to increase. Similarly, during an Outcome Period, if each Underlying ETF’s share price decreases, or one or more Underlying ETF’s share price decrease offsets any increase in the other Underlying ETFs, the Fund’s NAV is expected to decrease. The value of the underlying FLEX Options will be affected by, among others, changes in an Underlying ETF’s share price, changes in interest rates, changes in the actual and implied volatility of an Underlying ETF, and the remaining time to until the FLEX Options expire. The value of the FLEX Options will likely not increase or decrease at the same rate as an Underlying ETF’s share price on a day-to-day basis (although they generally move in the same direction). As such, the Fund’s NAV will likely not increase or decrease at the same rate as the Underlying ETFs’ cumulative returns on a day-to-day basis. However, as a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of an Underlying ETF.

Options Risk. The use of option contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, changes in interest or currency exchange rates, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. There may at times be an imperfect correlation between the movement in values option contracts and the reference asset, and there may at times not be a liquid secondary market for certain option contracts.

Clearing Member Default Risk. Transactions in some types of derivatives, including FLEX Options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for FLEX Options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Outcome Period Risk. The Fund’s investment strategy is designed to deliver returns that match those of each Underlying ETF’s share price if Shares are held from the time the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, the returns realized by the investor will not match those that the Fund seeks to provide.

Underlying ETFs Risk. Because the value of the FLEX Options held by the Fund are based on the value of the Underlying ETFs, the Fund’s investment performance largely depends on the investment performance and associated risks of the Underlying ETFs. The Underlying ETFs are subject to many of the same structural risks as the Fund that are described in more detail herein, such as Authorized Participant Concentration Risk, Fluctuation of Net Asset Value Risk, Market Maker Risk, Market Risk, Operational Risk and Trading Issues Risk. However, the risks of investing in an ETF also include the risks associated with the underlying investments held by such ETF. To the extent the Underlying ETFs concentrate (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. As such, the Fund may be subject to the following risks as a result of its exposure to the Underlying ETFs through its usage of FLEX Options:

Equity Securities Risk. The Underlying ETFs invest in equity securities, and therefore the Fund has exposure to the equity securities markets due to its investment in FLEX Options that reference the Underlying ETFs. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates. The value of shares will fluctuate with changes in the value of the equity securities the Underlying ETFs invest in.

Information Technology Companies Risk. Certain of the Underlying ETFs invest significantly in information technology companies, which results in the Fund having significant exposure to such companies through its exposure to the Underlying ETFs by virtue of its usage of FLEX Options. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

Large Capitalization Companies Risk. Certain of the Underlying ETFs invest in the securities of large capitalization companies, which results in the Fund having significant exposure to such companies through its exposure to the Underlying ETFs by virtue of its usage of FLEX Options. Large capitalization companies may grow at a slower rate and be less able to adapt to changing market conditions than smaller capitalization companies. Thus, the return on investment in securities of large capitalization companies may be less than the return on investment in securities of small and/or mid capitalization companies. The performance of large capitalization companies also tends to trail the overall market during different market cycles.

Smaller Companies Risk. Certain of the Underlying ETFs invest in the securities of small and/or mid capitalization companies, which results in the Fund having significant exposure to such companies through its exposure to the Underlying ETFs by virtue of its usage of FLEX Options. Small and/or mid capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, fewer products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. As a FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the Underlying ETFs. However, prior to the expiration date, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying ETFs. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options include interest rate changes and implied volatility levels of the Underlying ETFs, among others. The value of the FLEX Options held by the Fund typically do not increase or decrease at the same level as the Underlying ETFs’ share price on a day-to-day basis due to these factors (although they generally move in the same direction).

Investment Objective Risk. Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy or (iv) adverse tax law changes affecting the treatment of FLEX Options.

Upside Participation Risk. There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with a total return that matches the increase of the Underlying ETFs over the Outcome Period, subject to a maximum return imposed by each Underlying ETF’s Cap. In the event an investor purchases Shares after the FLEX Options were entered into or does not stay invested in the Fund for the entirety of the Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Cap Change Risk. The Underlying ETF Caps and Cumulative Fund Cap are established at the beginning of each Outcome Period and are dependent on prevailing market conditions. As such, an Underlying ETF Cap (and thus the Cumulative Fund Cap) may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of FLEX Options or other assets may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Liquidity Risk. In the event that trading in the underlying FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities, including certain non-customized options. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options becomes more difficult and the judgment of the Fund’s investment adviser (employing the fair value procedures adopted by the Board of Trustees of the Trust (the “Board”)) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the calculation of the Underlying ETF Caps and Cumulative Fund Cap, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and its investment adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and in greater than normal intra-day bid-ask spreads for Shares.

Trading Issues Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Shares trade on the Exchange at market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem “Creation Units” (large blocks of a specified number of Shares), Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting.

Counterparty Risk. Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. Counterparty risk may arise because of the counterparty’s financial condition, market activities, or for other reasons. The Fund may be unable to recover its investment from the counterparty or may obtain a limited and/or delayed recovery. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

Fluctuation of Net Asset Value Risk. The Fund’s Shares trade on the Exchange at their market price rather than their NAV. The market price may be at, above or below the Fund’s NAV. Differences in market price and NAV may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV.

Cash Transactions Risk. The Fund may effectuate all or a portion of its creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions only on an in-kind basis. ETFs are able to make in-kind redemptions to avoid being taxed on gains on the distributed portfolio securities at the fund level. A fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the fund will generally cause such fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities only in-kind. The Fund intends to distribute gains that arise by virtue of creations and redemptions being effectuated in cash to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than if they had made an investment in another ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of Fund Shares than for ETFs that distribute portfolio securities in-kind. The Fund’s use of cash for creations and redemptions could also result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective.

Cyber Security Risk. As the use of Internet technology has become more prevalent in the course of business, the investment industry has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code. However, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Code. If, in any year, the Fund fails to qualify as a RIC under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain options on an ETF may not qualify as “Section 1256 contracts” under Section 1256 of the Code, and disposition of such options will likely result in short-term capital gains or losses. The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund could lose its own status as a RIC. In the event that a shareholder purchases Shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV as well as the average annual Fund returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compare to those of the following broad-based market indices: the S&P 500 Total Return Index, the S&P 500 Price Return Index the Russell 2000® Price Return Index and the NASDAQ 100® Price Return Index. Both the S&P 500 Total Return Index and the S&P 500 Price Return Index have the same constituents in the same weights. However, the S&P 500 Total Return Index assumes that any dividends paid out by index constituents have been reinvested in the index and the S&P 500 Price Return Index, which measures only the price movements of index constituents, does not. Although the Outcomes the Fund seeks to provide are based upon the price performance of the Underlying ETFs, the returns of the S&P 500 Total Return Index have been provided in accordance with the requirements of Form N-1A of the 1940 Act. The Fund’s performance information is accessible on the Fund’s website at www.innovatoretfs.com.

The Fund’s highest quarterly return was 5.59% (quarter ended December 31, 2021) and the Fund’s lowest quarterly return was 0.64% (quarter ended September 30, 2021).

Average Annual Total Return as of December 31, 2021

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.innovatoretfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2021
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2021
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.64%
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Innovator Triple Stacker ETF - October | Innovator Triple Stacker ETF - October
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.79%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.79%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 81
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	252
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	439
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 978
1 Year	rr_AverageAnnualReturnYear01	15.43%
Since Inception	rr_AverageAnnualReturnSinceInception	21.00%
Innovator Triple Stacker ETF - October | Innovator Triple Stacker ETF - October | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.43%
Since Inception	rr_AverageAnnualReturnSinceInception	21.00%
Innovator Triple Stacker ETF - October | Innovator Triple Stacker ETF - October | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.13%
Since Inception	rr_AverageAnnualReturnSinceInception	16.09%
Innovator Triple Stacker ETF - October | Innovator Triple Stacker ETF - October | N A S D A Q 100 Price Return Index [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.63%
Since Inception	rr_AverageAnnualReturnSinceInception	33.01%
Innovator Triple Stacker ETF - October | Innovator Triple Stacker ETF - October | S P 500 Total Return Index [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	28.71%
Since Inception	rr_AverageAnnualReturnSinceInception	34.06%
Innovator Triple Stacker ETF - October | Innovator Triple Stacker ETF - October | S P 500 Price Return Index [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.89%
Since Inception	rr_AverageAnnualReturnSinceInception	32.12%
Innovator Triple Stacker ETF - October | Innovator Triple Stacker ETF - October | Russell 2000 Price Return Index [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.70%
Since Inception	rr_AverageAnnualReturnSinceInception	37.45%

[1]	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.